UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Jack W. Murphy, Esq.
One New York Plaza	Dechert LLP
New York, New York 10004	1775 I Street, N.W.
Washington, DC 20006

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: December 31, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Goldman Sachs Trust
Financial Square FundsSM

► Federal Fund

► Government Fund

► Money Market Fund

► Prime Obligations Fund

► Tax-Free Money Market Fund

► Treasury Instruments Fund

► Treasury Obligations Fund

ANNUAL REPORT
December 31, 2008

Goldman Sachs Trust Financial Square Funds

TABLE OF CONTENTS

Letter to Shareholders	1
Sector Allocations	4
Schedules of Investments	6
Financial Statements	48
Notes to Financial Statements	56
Financial Highlights	66
Report of Independent Registered Public Accounting Firm	73
Other Information	74

Letter to Shareholders

Dear Shareholders:

We welcome the opportunity to provide you with a summary of the trends and key events that affected the economy and the Goldman Sachs Trust-Financial Square Funds during the 12-month reporting period that ended December 31, 2008.

Economic and Money Market Review

The first quarter of 2008 was very similar to the fourth quarter of 2007 for the U.S. economy, with softening growth evident from the continued weakness in the housing market, falling consumer confidence and the deteriorating labor market. The financial markets had much to contend with, including massive writedowns from financial institutions due to losses on subprime mortgages, rating downgrades of subprime collateralized debt obligations (CDOs), higher oil prices, dislocated LIBOR rates and continued depreciation of the U.S. dollar. The credit markets continued to experience massive liquidity problems as concerns about the subprime mortgage market led to reduced risk appetite in other asset classes. The Federal Reserve Board (the “Fed”) took unprecedented steps to restore liquidity and stave off a financial crisis by creating three new liquidity facilities, including: 1) the $200 billion Term Securities Lending Facility (TSLF); 2) the Primary Dealer Credit Facility (PDCF) with no specified limit; and 3) a lending facility specifically for Bear Stearns of $30 billion.

In the second quarter of 2008, the macro backdrop was dominated by the fallout from the housing market crisis, tight credit markets and rising commodity prices, the latter primarily driven by higher oil prices. This was evidenced by the S&P/Case-Shiller home price index which showed prices dropping 15.3% year-over-year and oil surpassing $140 a barrel. These factors weighed heavily on consumers, with consumer sentiment, as measured by the University of Michigan survey, falling to a 50-year low. The Fed found itself faced with the conundrum of containing inflation expectations resulting from higher food and energy prices, while providing enough stimulus to maintain positive economic growth in the face of a slowing economy. In the statement for its June meeting, the Federal Open Market Committee (“FOMC”) noted that, “Although downside risks to growth remain, they appear to have diminished somewhat, and the upside risks to inflation and inflation expectations have increased.”

The U.S. financial system was shaken even further in the third quarter, forcing the government to take a host of ad hoc measures in attempt to shore up investor confidence. The first major action taken by the government was to place ailing mortgage giants Fannie Mae and Freddie Mac into conservatorship. Additionally, the Federal Reserve Bank of New York saved the world’s largest insurance company, AIG, from the brink of failure by providing the company with an $85 billion loan. Widespread investor panic was further fuelled by the bankruptcy filing of Lehman Brothers, the sale of Merrill Lynch to Bank of America and the failure of Washington Mutual, which was the largest bank failure ever, and its subsequent sale to JP Morgan. Further disruptions occurred in mid-September, when the Reserve Primary Fund’s Market-Based net asset value (NAV) fell below $1 per share after losses on debt issued by Lehman Brothers. This was the first time in fourteen years a money market mutual fund “broke the buck.” The U.S. Treasury subsequently announced a Temporary Guarantee Program for Money Market Funds (the “Program”). The Program offers federal insurance for shareholder balances in the funds that have been accepted, up to the amounts held in those funds as of September 19, 2008. The coverage was initially for a three-month period, but it has been extended until April 30, 2009. The Treasury Secretary has the option of extending the Program to September 30, 2009. Furthermore, the funding markets essentially reached a standstill during the third quarter, with 3-month LIBOR rising 124 basis points to end September at 4.05%. The yield on

Letter to Shareholders
(continued)

the 90-day T-bill dropped sharply, falling 81 basis points to 0.90% during the third quarter, amid an extreme flight to quality. As the markets remained volatile, the U.S. Treasury Department continued to implement strategies to restore confidence in the banking system and assist institutions in receiving short-term funding via the Troubled Asset Relief Program (TARP). In the fourth quarter, the Treasury announced the Capital Purchase Program, which is part of TARP, and will allow the Treasury to purchase up to $250 billion of senior preferred shares in financial institutions. This action helped relieve some stress in the funding markets. The FOMC decided to establish a target range for the federal funds rate of 0-0.25%, marking the end of conventional easing. The Fed began to pursue unconventional approaches in hopes of stimulating aggregate demand. Consumer confidence fell in December to the lowest level on record as falling equity and home prices, tightening credit and the highest unemployment rate in 15 years took a toll on the consumer. Non-farm payroll declined 524,000 in December, roughly in line with consensus, with downward revisions totaling 154,000 jobs in prior months. The economy lost 2.6 million jobs in 2008, including 1.9 million over the last four months of the year. The unemployment rate rose from 6.8% to 7.2% from November 2008 to the end of the year.

Strategy

Taxable Funds—In the first quarter of 2008, we focused primarily on purchasing short dated commercial paper for the Funds as the liquidity crunch continued throughout most of the three month period. We maintained a high percentage in overnight liquidity and, as conditions in the markets stabilized with the multiple actions by the Fed, we focused on buying paper in the three- and six-month sectors when we saw value on that part of the yield curve.

In the second quarter of 2008, we continued to focus on maintaining a high percentage in short term liquidity. We were also able to take advantage of dislocations in the 3-6 month part of the yield curve prior to quarter end and opportunistically added positions in these sectors.

In the third and fourth quarters of 2008, we continued to focus on maintaining a high percentage of liquidity in the Funds due to increased volatility in almost every market. As a result of this unprecedented volatility, the short end of the Treasury market rallied aggressively, as the flight-to-quality trade reached an all-time high. The demand for Treasury bills drove yields down to zero on several occasions, as investors sought the safe haven of government-backed investments. With the fed funds target rate now in a low range of 0%-0.25%, we have seen investors begin shifting assets back into the Commercial Paper Money Market Funds. The current weighted average maturity target for the Funds is between 32-49 days.

Tax-Exempt Fund—In the first quarter of 2008, we focused on purchasing securities primarily on the shorter end of the yield curve for the tax-exempt fund as supply in the longer end was limited. In conjunction with the taxable funds, we witnessed volatility during most of the quarter. Toward the end of the quarter, we purchased fixed rate paper in the three-month to one-year sector, which enabled us to add duration in anticipation of further Fed easing.

In the second quarter of 2008, we were able to extend the duration in the tax exempt fund due to seasonal fiscal year municipal cash flow note issuance. We experienced shareholder redemptions due to personal income tax liabilities; however, cash inflows brought the funds to neutral asset level. We traded out of lower yielding securities and purchased tax-exempt commercial paper in the three- to one-year sector when we found value on that part of the curve.

In the third quarter of 2008, tax-exempt yields backed up considerably given supply and demand technicals. Variable rate demand notes (VRDNs) to be very attractive relative to their taxable counterparts. As a result of the volatility in the market, we focused on keeping the Fund very liquid and maintained duration between 25-35 days.

In the beginning of the fourth quarter of 2008, VRDNs were attractive relative to their taxable counterparts, with supply heavily concentrated in a few liquidity providers. When possible, we extended the duration of the funds through purchasing in the three-month to one-year part of the curve in fixed rate paper.

We also purchased one-year paper to extend maturities before the Fed’s December meeting. As was the case with the taxable Funds, we focused on managing liquidity and kept duration short as we approached year-end. The weighted average maturity is now in the 30-40 day range.

Summary of Financial Square Funds
Institutional Shares* as of December 31, 2008

		SEC	SEC		Weighted
	7-Day	7-Day	7-Day	30 day	Avg.
	Dist.	Current	Effective	Average	Maturity
FS Funds	Yield	Yield	Yield	Yield	(days)
Federal Fund	1.08%	1.01%	1.02%	1.24%	49
Government Fund	1.15	0.94	0.95	1.31	47
Money Market Fund	1.57	1.62	1.63	1.56	38
Prime Obligations Fund	1.31	1.37	1.38	1.54	32
Tax-Free Money Market Fund	1.00	1.00	1.01	0.83	37
Treasury Instruments Fund	0.52	0.14	0.14	0.56	47
Treasury Obligations	0.38	0.24	0.25	0.39	49

Financial Square Funds offers six separate classes of shares (Institutional, Select, Preferred, Capital, Administration and Service), each of which is subject to different fees and expenses that affect performance and entitle shareholders to different services. The Institutional class does not have a service fee. The Select, Preferred, Capital, Administration and Service shares offer financial institutions the opportunity to receive a fee for providing administrative support. The Select shares pay 0.03%, Preferred shares pay 0.10%, Capital shares pay 0.15%, Administrative shares pay 0.25%, and the Service shares pay 0.50% of the daily average net assets or the respective shares. If these fees were reflected in the above performance, performance would have been reduced. Past performance is no guarantee of future results. Yields will vary. An investment in any of the Financial Square Fund’s is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency (except for certain Funds participating in the Treasury Guarantee Program). Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

The Yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above.

Yields will fluctuate as market conditions change.  The yield quotations more closely reflect the current earnings of the Fund.

The Standardized 7-Day Current Yield and Standardized 7-Day Effective Yield of a fund are calculated in accordance with securities industry regulations and do not include capital gains. Standardized 7-Day Current Yield may differ slightly from the actual distribution rate of a given Fund because of the exclusion of distributed capital gains, which are non-recurring. The Standardized 7-Day Effective Yield assumes reinvestment of dividends for one year.

In closing, we thank you for your continued support. As in the past, we will look for additional ways to improve our services while seeking to provide competitive performance.

Goldman Sachs Money Market Management Team
January 28, 2009

Sector Allocations†

Taxable Funds

As of December 31, 2008

Security Type			Money	Prime	Treasury	Treasury
(Percentage of Net Assets)	Federal	Government	Market	Obligations	Instruments	Obligations
Bank Notes	—	—	—	2.9%	—	—
Certificates of Deposit	—	—	0.8%	3.3	—	—
Certificates of Deposit—Eurodollar	—	—	1.5	—	—	—
Certificates of Deposit—Yankeedollar	—	—	5.0	—	—	—
Commercial Paper & Corporate Obligations	—	—	51.0	36.3	—	—
Master Demand Notes	—	—	1.2	—	—	—
Medium-Term Notes	—	—	—	—	—	—
Repurchase Agreements	—	23.4%	12.7	16.2	—	32.6%
Time Deposits	—	—	3.8	1.5	—	—
U.S. Government Agency Obligations	91.5%	75.0	16.9	31.9	—	—
U.S. Treasury Obligations	12.0	1.5	—	—	100.0%	67.4
Variable Rate Obligations	—	—	6.8	7.7	—	—

As of December 31, 2007

Security Type			Money	Prime	Treasury	Treasury
(Percentage of Net Assets)	Federal	Government	Market	Obligations	Instruments	Obligations
Bank Notes	—	—	—	0.5%	—	—
Certificates of Deposit	—	—	—	3.2	—	—
Certificates of Deposit—Eurodollar	—	—	2.6%	—	—	—
Certificates of Deposit—Yankeedollar	—	—	13.4	—	—	—
Commercial Paper & Corporate Obligations	—	—	34.3	51.0	—	—
Master Demand Notes	—	—	1.0	1.1	—	—
Medium-Term Notes	—	—	—	0.1	—	—
Repurchase Agreements	—	47.3%	24.3	25.9	—	80.1%
Time Deposits	—	—	4.8	—	—	—
U.S. Government Agency Obligations	99.7%	52.5	2.3	3.7	—	—
U.S. Treasury Obligations	—	—	—	—	99.9%	19.7
Variable Rate Obligations	—	—	17.1	14.6	—	—

†	The Funds are actively managed and, as such, its composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the tables above may not sum to 100% due to the exclusion of other assets and liabilities.

Sector Allocations†

Tax-Free Money Market Fund

Security Type	As of	As of
(Percentage of Net Assets)	December 31, 2008	December 31, 2007
Commercial Paper	13.9%	15.2%
Bond Anticipation Note	0.2	—
General Obligation Bond	2.8	0.9
Put Bonds	4.2	2.1
Revenue Anticipation Notes	1.0	1.7
Revenue Bonds	1.1	0.4
Tax and Revenue Anticipation Notes	3.9	2.0
Tax Anticipation Notes	2.9	5.1
Variable Rate Obligations	68.5	74.8

†	The Fund is actively managed and, as such, its composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the table above may not sum to 100% due to the exclusion of other assets and liabilities.

Schedule of Investments
Financial Square Federal Fund
December 31, 2008

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations—91.5%
Federal Farm Credit Bank
$968,000,000	1.800	%(a)	01/01/09	$968,000,000
130,000,000	0.210	(a)	01/02/09	129,987,547
50,000,000	0.300	(a)	01/02/09	50,000,000
280,000,000	0.310	(a)	01/02/09	280,000,000
255,000,000	0.320	(a)	01/02/09	254,990,296
150,000,000	0.340	(a)	01/02/09	150,000,000
135,000,000	0.480	(a)	01/02/09	135,000,000
132,000,000	0.595	(a)	01/02/09	132,000,000
59,275,000	1.766	(a)	01/07/09	59,270,151
250,000,000	1.319	(a)	01/12/09	249,970,036
176,000,000	1.045	(a)	01/15/09	176,000,000
90,000,000	4.453	(a)	01/15/09	90,000,000
206,500,000	0.845	(a)	01/16/09	206,400,562
401,400,000	3.684	(a)	01/23/09	401,400,000
32,000,000	2.625		02/04/09	32,005,471
88,700,000	2.375		02/19/09	88,694,181
27,000,000	2.992	(a)	03/03/09	27,000,000
88,000,000	1.826	(a)	03/15/09	88,000,000
42,000,000	3.756	(a)	03/30/09	41,999,038
112,000,000	1.100		04/14/09	111,647,511
45,000,000	1.700		05/15/09	44,715,250
203,000,000	1.400		07/06/09	201,531,633
Federal Home Loan Bank
1,105,000,000	0.340	(a)	01/02/09	1,105,000,000
131,500,000	0.390	(a)	01/02/09	131,500,000
75,000,000	0.400	(a)	01/02/09	75,000,000
195,000,000	0.480	(a)	01/02/09	195,000,000
129,100,000	2.220		01/02/09	129,104,158
39,800,000	0.010		01/05/09	39,799,956
315,600,000	0.350		01/05/09	315,587,727
450,000,000	0.600		01/05/09	449,970,000
11,400,000	1.650		01/05/09	11,397,910
304,628,000	2.000		01/05/09	304,560,305
500,000,000	0.010		01/06/09	499,999,306
466,200,000	3.000		01/06/09	466,005,750
189,185,000	1.600		01/07/09	189,134,551
121,606,000	1.650		01/07/09	121,572,558
190,000,000	2.000		01/07/09	189,936,667
197,891,000	0.650		01/08/09	197,865,989
112,000,000	1.000		01/08/09	111,978,222
180,000,000	1.600		01/08/09	179,944,000
365,000,000	2.100		01/08/09	364,850,958
425,000,000	4.099	(a)	01/08/09	424,936,547
250,000,000	0.070		01/09/09	249,996,111
380,000,000	0.550		01/09/09	379,953,556
95,000,000	2.100		01/09/09	94,955,667
150,000,000	2.400		01/09/09	149,920,000
60,000,000	4.120	(a)	01/09/09	59,998,109
100,000,000	0.040		01/12/09	99,998,778
100,000,000	0.070		01/12/09	99,997,861
100,000,000	0.550		01/12/09	99,983,194
222,005,000	1.200		01/12/09	221,923,598
90,000,000	2.750		01/12/09	89,924,375
308,400,000	0.010		01/13/09	308,398,972
150,000,000	0.070		01/13/09	149,996,500
10,000,000	0.005		01/14/09	9,999,982
300,000,000	0.070		01/14/09	299,992,417
460,000,000	0.750		01/14/09	459,875,417
75,000,000	2.300		01/14/09	74,937,708
80,000,000	4.619	(a)	01/14/09	79,996,100
642,000,000	4.644	(a)	01/14/09	642,003,548
86,490,000	5.250		01/14/09	86,574,073
425,000,000	4.460	(a)	01/16/09	424,921,695
270,000,000	0.200		01/20/09	269,971,500
310,000,000	2.800		01/20/09	309,541,889
305,000,000	0.010		01/21/09	304,998,306
775,000,000	0.080		01/21/09	774,965,555
145,430,000	0.140		01/21/09	145,418,689
400,000,000	0.500		01/21/09	399,888,889
175,000,000	0.100		01/23/09	174,989,306
707,600,000	0.100		01/26/09	707,550,861
280,000,000	0.820		01/26/09	279,840,556
210,810,000	0.850		01/26/09	210,685,564
47,000,000	2.400		01/26/09	46,921,667
635,000,000	0.005		02/02/09	634,997,178
415,000,000	0.090		02/02/09	414,966,800
225,000,000	1.750		02/02/09	224,650,000
110,882,000	2.250		02/02/09	110,660,236
193,000,000	2.810		02/02/09	192,517,929
89,900,000	2.750		02/04/09	89,924,108
50,700,000	5.000		02/04/09	50,918,482
170,700,000	0.090		02/05/09	170,685,064
40,000,000	2.719	(a)	02/05/09	39,988,929
613,800,000	2.318	(a)	02/10/09	612,641,772
465,590,000	0.100		02/11/09	465,536,974
953,000,000	2.170	(a)	02/11/09	953,003,109
330,147,000	0.750		02/12/09	329,858,121
97,254,000	2.850		02/13/09	96,922,931
45,000,000	3.500		02/13/09	45,170,057
179,000,000	0.600		02/17/09	178,859,783
57,850,000	0.950		02/17/09	57,778,250
45,000,000	2.950		02/17/09	44,826,687
450,000,000	0.200		02/18/09	449,880,000
924,940,000	2.116	(a)	02/18/09	924,936,221
205,600,000	1.000		02/24/09	205,291,600
179,000,000	0.650		02/27/09	178,815,779
127,000,000	1.981	(a)	02/27/09	127,007,886
550,000,000	0.200		03/02/09	549,816,667
85,822,000	0.850		03/02/09	85,700,419
217,100,000	1.100		03/03/09	216,695,350
430,000,000	0.690		03/06/09	429,472,533
432,745,000	0.700		03/06/09	432,206,473

The accompanying notes are an integral part of these financial statements.

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations (continued)
Federal Home Loan Bank (continued)

$150,000,000	2.013	%(a)	03/08/09	$149,954,778
169,633,000	0.550		03/09/09	169,459,362
178,650,000	0.800		03/09/09	178,384,010
99,000,000	2.080		03/09/09	98,616,760
182,250,000	0.160		03/11/09	182,194,110
42,000,000	1.000		03/11/09	41,919,500
250,000,000	0.180		03/16/09	249,907,500
240,000,000	0.180		03/17/09	239,910,000
427,000,000	2.500		03/17/09	426,934,534
219,005,000	2.900		03/24/09	218,832,638
501,805,000	1.466	(a)	03/27/09	501,805,000
124,000,000	0.300		03/31/09	123,908,033
179,000,000	2.200		04/03/09	178,954,882
180,000,000	3.240		04/03/09	181,267,554
188,000,000	1.900		04/09/09	188,732,538
113,000,000	2.200		04/09/09	113,529,918
121,000,000	2.550		05/05/09	120,995,351
102,000,000	2.500		05/07/09	101,978,976
229,000,000	1.450		05/13/09	227,782,483
198,000,000	1.800		05/13/09	196,693,200
287,000,000	1.800		05/14/09	285,091,450
208,619,000	0.850		05/18/09	207,944,175
315,000,000	1.180		05/29/09	313,471,900
165,000,000	0.500		06/01/09	164,653,958
224,000,000	1.180		06/05/09	222,861,956
414,000,000	0.500		06/22/09	413,011,000
224,000,000	3.170		06/23/09	224,001,534
271,000,000	0.500		06/25/09	270,341,319
Tennessee Valley Authority
234,376,000	0.190		01/22/09	234,350,023

Total U.S. Government Agency Obligations				$31,671,094,503

U.S. Treasury Obligations—12.0%
United States Treasury Bills
$800,000,000	0.040%		01/02/09	799,999,111
500,000,000	0.700		01/02/09	499,990,278
230,700,000	0.002		01/08/09	230,699,888
93,000,000	0.000		01/15/09	93,000,000
556,000,000	0.010		01/22/09	555,996,757
6,500,000	0.030	(b)	01/29/09	6,499,854
690,000,000	0.005		03/12/09	689,993,291
1,285,000,000	0.250	(b)	07/02/09	1,283,384,826

Total U.S. Treasury Obligations				$4,159,564,005

Total Investments—103.5%				$35,830,658,508

Liabilities in Excess of Other Assets—(3.5)%				(1,225,518,615)

Net Assets—100.0%				$34,605,139,893

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on either U.S. Treasury Bill Rate, London Interbank Offered Rate, Prime Lending Rate or Federal Funds Rate. Interest rate disclosed is that which is in effect at December 31, 2008.

(b)	All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Government Fund
December 31, 2008

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations—75.0%
Federal Home Loan Bank
$25,000,000	0.001%		01/02/09	$24,999,999
750,000,000	0.335	(a)	01/02/09	749,918,111
1,200,000,000	0.340	(a)	01/02/09	1,200,000,000
269,000,000	0.420	(a)	01/02/09	269,000,000
400,000,000	2.220		01/02/09	400,012,882
95,400,000	0.010		01/05/09	95,399,894
422,000,000	4.038	(a)	01/05/09	421,999,456
35,000,000	4.089	(a)	01/08/09	35,013,462
82,000,000	4.120	(a)	01/09/09	81,997,416
849,925,000	4.145	(a)	01/09/09	849,730,659
949,000,000	0.180		01/12/09	948,947,805
178,200,000	0.150		01/14/09	178,190,347
109,000,000	4.619	(a)	01/14/09	108,994,686
100,500,000	4.643	(a)	01/15/09	100,501,819
33,650,000	0.150		01/20/09	33,647,336
270,877,000	2.250		01/20/09	270,555,334
500,000,000	0.080		01/21/09	499,977,778
300,000,000	2.350		01/26/09	299,510,417
134,000,000	3.285	(a)	01/30/09	133,987,765
145,200,000	0.005		02/02/09	145,199,355
898,631,000	0.170		02/04/09	898,486,720
725,000,000	2.366	(a)	02/07/09	725,055,647
905,000,000	2.318	(a)	02/10/09	903,292,284
200,000,000	2.170	(a)	02/11/09	200,000,000
1,180,590,000	2.116	(a)	02/18/09	1,180,581,284
300,000,000	2.032	(a)	02/23/09	300,000,000
512,225,000	0.200		02/24/09	512,071,333
250,000,000	2.800		02/25/09	250,000,000
210,995,000	1.976	(a)	02/27/09	210,864,346
250,000,000	1.981	(a)	02/27/09	249,977,607
500,000,000	2.040	(a)	03/04/09	499,798,963
675,000,000	1.466	(a)	03/27/09	675,000,000
200,000,000	2.200		04/03/09	199,949,589
936,893,000	1.500		05/05/09	932,052,386
553,000,000	1.500		05/11/09	550,004,583
120,000,000	1.500		05/13/09	119,340,000
400,000,000	1.800		05/13/09	397,360,000
590,700,000	0.500		06/22/09	589,288,883
1,000,000,000	0.500		07/06/09	997,416,667
Federal Home Loan Mortgage Corp.
35,000,000	0.150		01/05/09	34,999,417
725,000,000	2.000		01/05/09	724,838,889
500,000,000	2.850		01/12/09	499,564,583
50,000,000	5.000		01/16/09	50,077,813
750,000,000	0.561	(a)	01/20/09	749,434,340
150,000,000	2.170		01/20/09	149,828,208
500,000,000	0.488	(a)	01/21/09	500,000,000
205,264,000	2.450		01/26/09	204,914,766
50,000,000	1.550		02/02/09	49,931,111
100,000,000	2.350		02/03/09	99,784,583
20,000,000	0.910		02/09/09	19,980,283
49,000,000	0.300		02/17/09	48,980,808
350,000,000	1.120		02/17/09	349,488,222
110,000,000	2.820		02/17/09	109,595,017
204,200,000	4.875		02/17/09	204,833,584
250,000,000	2.600		02/18/09	249,133,333
77,000,000	1.200		02/20/09	76,871,667
75,000,000	2.858		02/23/09	74,684,429
500,000,000	2.001	(a)	03/05/09	499,829,598
100,000,000	2.330		03/09/09	99,566,361
18,182,000	2.340		03/09/09	18,102,817
100,000,000	2.350		03/09/09	99,562,639
25,450,000	1.300		03/16/09	25,381,992
150,000,000	1.400		03/19/09	149,550,833
200,000,000	2.450		04/09/09	200,000,000
1,000,000,000	1.000		04/17/09	997,055,556
1,750,000,000	1.200		05/12/09	1,742,358,333
750,000,000	1.200		06/08/09	746,050,000
250,000,000	5.000		06/11/09	252,003,556
350,000,000	0.460		06/29/09	349,199,472
219,445,000	0.470		06/29/09	218,932,169
467,446,000	0.200		01/02/09	467,443,403
Federal National Mortgage Association
2,000,000,000	0.001		01/02/09	1,999,999,944
250,000,000	0.330	(a)	01/02/09	249,983,466
390,000,000	0.340	(a)	01/02/09	389,989,248
600,000,000	0.420	(a)	01/02/09	599,881,093
1,658,500,000	2.050		01/02/09	1,658,405,558
200,000,000	2.050		01/07/09	199,931,667
239,686,000	2.850		01/14/09	239,439,323
75,500,000	4.647	(a)	01/15/09	75,501,510
1,500,000,000	0.650		01/16/09	1,499,593,750
152,174,000	2.200		01/21/09	151,988,010
1,000,000,000	0.800		01/26/09	999,444,444
21,465,000	0.200		01/28/09	21,461,780
150,000,000	2.190		01/28/09	149,753,625
500,000,000	3.356	(a)	01/28/09	499,919,012
200,000,000	2.250		01/29/09	199,650,000
435,700,000	2.350		02/09/09	434,590,780
80,000,000	0.920		02/11/09	79,916,178
388,111,000	0.200		02/17/09	388,009,660
243,250,000	1.025		02/17/09	242,924,484
100,000,000	2.820		02/18/09	99,624,000
125,000,000	2.720		02/23/09	124,499,444
90,773,000	2.865		02/25/09	90,375,679
100,000,000	2.430		03/11/09	99,534,250
850,000,000	1.500		04/01/09	846,812,500
1,000,000,000	1.000		04/03/09	997,444,444
202,000,000	1.350		04/08/09	201,265,225
52,000,000	2.990		04/15/09	51,550,836
1,000,000,000	0.700		04/20/09	997,880,556
250,000,000	0.850		05/11/09	249,232,639

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Government Agency Obligations (continued)
Federal National Mortgage Association (continued)

$250,000,000	1.200%	05/11/09	$248,916,667
750,000,000	1.800	05/28/09	744,487,500
100,000,000	4.570	06/15/09	100,857,066
499,773,000	0.510	06/24/09	498,541,060

Total U.S. Government Agency Obligations			$42,731,507,993

U.S. Treasury Obligations 1.5%
United States Treasury Bills
$150,000,000	0.010%	01/02/09	$149,999,958
701,700,000	0.010	01/08/09	701,698,636

Total U.S. Treasury Obligations			$851,698,594

Total Investments Before Repurchase Agreements			$43,583,206,587

Repurchase Agreements-Unaffiliated Issuers(b)—14.5%
Joint Repurchase Agreement Account I
$1,648,000,000	0.018%	01/02/09	$1,648,000,000
Maturity Value: $1,648,001,648
Joint Repurchase Agreement Account II
6,410,000,000	0.073	01/02/09	6,410,000,000
Maturity Value: $6,410,025,996
UBS Securities LLC
225,000,000	0.020	01/02/09	225,000,000
Maturity Value: $225,000,250
Collateralized by U.S. Treasury Note, 0.875% due 06/30/09. The market value of the collateral, including accrued interest, was $229,502,338.

Total Repurchase Agreements- Unaffiliated Issuers			$8,283,000,000

Repurchase Agreements-Affiliated Issuers(b)—8.9%
Goldman, Sachs & Co.
$500,000,000	0.000%	01/02/09	$500,000,000
Maturity Value: $500,000,000
Collateralized by Federal Home Loan Mortgage Corp., 5.000%, due 07/01/20 and Federal National Mortgage Association, 5.000% to 6.000%, due 07/01/35 to 03/01/38. The aggregate market value of the collateral, including accrued interest, was $514,999,995.

1,400,000,000	0.005	01/02/09	1,400,000,000
Maturity Value: $1,400,000,389
Collateralized by Federal Home Loan Mortgage Corp., 5.500% to 6.000%, due 01/01/38 to 09/01/38 and Federal National Mortgage Association, 5.000% to 6.000%, due 07/01/28 to 12/01/38. The aggregate market value of the collateral, including accrued interest, was $1,441,999,979.

1,000,000,000	0.060	01/02/09	1,000,000,000
Maturity Value: $1,000,003,333
Collateralized by Federal Home Loan Mortgage Corp., 5.500% to 6.000%, due 11/01/37 to 08/01/38 and Federal National Mortgage Association, 5.500% to 6.000%, due 08/01/34 to 11/01/38. The aggregate market value of the collateral, including accrued interest, was $1,029,999,990.

2,200,000,000	1.050	01/13/09	2,200,000,000
Maturity Value: $2,202,117,500
Settlement Date: 12/11/08
Collateralized by Federal Home Loan Mortgage Corp., 5.000% to 6.500%, due 10/01/36 to 05/01/38 and Federal National Mortgage Association, 4.500% to 6.500%, due 10/01/19 to 12/01/38. The aggregate market value of the collateral, including accrued interest, was $2,265,999,954.

Total Repurchase Agreements-Affiliated Issuers			$5,100,000,000

Total Investments—99.9%			$56,966,206,587

Other Assets in Excess of Liabilities—0.1%			42,989,403

Net Assets—100.0%			$57,009,195,990

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on U.S. Treasury Bill rate, London Interbank Offered Rate, Prime Lending Rate or Federal Funds rate. Interest rate disclosed is that which is in effect at December 31, 2008.

(b)	Unless noted, all repurchase agreements were entered into on December 31, 2008. Additional information on Joint Repurchase Agreement Accounts I & II appears on pages 46 & 47.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Money Market Fund
December 31, 2008

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations—51.0%
Amstel Funding Corp.
$185,000,000	3.000%	02/19/09	$184,244,583
150,000,000	3.000	02/20/09	149,375,000
150,000,000	3.000	03/04/09	149,225,000
100,000,000	2.650	03/13/09	99,477,361
Amsterdam Funding Corp.
100,000,000	2.200	02/04/09	99,792,222
Aspen Funding Corp.
80,000,000	4.350	01/15/09	79,864,668
140,000,000	3.400	01/22/09	139,722,333
100,000,000	3.400	01/23/09	99,792,222
Atlantic Asset Securitization Corp.
85,000,000	3.800	01/16/09	84,865,417
115,000,000	3.250	01/21/09	114,792,361
100,000,000	1.650	02/12/09	99,807,500
126,000,000	1.600	02/19/09	125,725,600
Atlantis One Funding Corp.
82,893,000	3.800	01/20/09	82,726,753
90,000,000	2.300	01/29/09	89,839,000
300,000,000	2.350	01/30/09	299,432,083
Banco Santander SA
135,000,000	2.000	02/02/09	134,760,000
Bank of America N.A.
200,000,000	0.005	01/02/09	199,999,972
Cafco LLC
140,000,000	2.600	01/28/09	139,727,000
100,000,000	1.850	02/04/09	99,825,278
100,000,000	1.300	03/11/09	99,750,833
Chariot Funding LLC
66,426,000	0.500	01/30/09	66,399,245
40,000,000	1.500	02/06/09	39,940,000
Charta LLC
100,000,000	3.850	01/12/09	99,882,361
125,000,000	2.600	01/29/09	124,747,222
Ciesco LLC
190,000,000	2.600	01/29/09	189,615,778
Citibank Credit Card Issuance Trust (Dakota Corp.)
100,000,000	4.000	01/13/09	99,866,667
50,000,000	3.200	01/16/09	49,933,333
105,000,000	3.450	01/20/09	104,808,812
100,000,000	1.650	02/13/09	99,802,917
200,000,000	1.750	02/19/09	199,523,611
50,000,000	1.100	03/10/09	49,896,111
CRC Funding LLC
125,000,000	2.600	01/29/09	124,747,222
100,000,000	1.300	03/11/09	99,750,833
Enterprise Funding Co. LLC
80,325,000	1.150	03/17/09	80,132,555
132,071,000	1.250	03/19/09	131,717,893
Falcon Asset Securitization Corp.
75,000,000	0.500	01/16/09	74,984,375
75,000,000	1.250	01/26/09	74,934,896
100,000,000	1.250	02/04/09	99,881,944
75,000,000	1.500	02/05/09	74,890,625
Gemini Securitization Corp.
100,000,000	4.350	01/15/09	99,830,833
90,000,000	3.400	01/22/09	89,821,500
150,000,000	3.200	01/27/09	149,653,333
50,000,000	2.900	01/28/09	49,891,250
125,000,000	2.950	01/29/09	124,713,194
100,000,000	1.900	03/04/09	99,672,778
205,000,000	1.550	03/09/09	204,408,632
JPMorgan Chase & Co.
250,000,000	1.700	03/03/09	249,279,861
Jupiter Securitization Corp.
75,000,000	1.750	02/05/09	74,872,396
175,000,000	1.500	02/18/09	174,650,000
Kitty Hawk Funding Corp.
45,853,000	0.400	01/27/09	45,839,754
Liberty Street Funding LLC
80,000,000	2.200	02/11/09	79,799,556
195,000,000	2.000	02/19/09	194,469,167
175,000,000	1.650	03/13/09	174,430,521
LMA Americas LLC
38,200,000	1.050	01/14/09	38,185,516
167,300,000	1.000	01/16/09	167,230,292
85,000,000	3.750	01/20/09	84,831,771
100,000,000	2.070	01/21/09	99,885,000
100,000,000	1.950	01/22/09	99,886,250
100,400,000	3.450	01/27/09	100,149,837
71,100,000	2.050	02/19/09	70,901,611
175,000,000	2.000	02/25/09	174,465,278
Newport Funding Corp.
75,000,000	4.350	01/15/09	74,873,125
90,000,000	3.400	01/22/09	89,821,500
100,000,000	3.250	01/27/09	99,765,278
45,000,000	2.850	01/29/09	44,900,250
Old Line Funding Corp.
80,289,000	1.450	03/09/09	80,072,331
Park Avenue Receivables Co. LLC
100,000,000	1.500	02/12/09	99,825,000
110,147,000	0.700	02/13/09	110,054,905
Ranger Funding Co. LLC
119,379,000	2.250	01/27/09	119,185,009
100,000,000	1.150	03/16/09	99,763,611
Salisbury Receivables Co. LLC
70,000,000	1.450	02/09/09	69,890,042
50,000,000	1.400	03/06/09	49,875,556

The accompanying notes are an integral part of these financial statements.

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

Commercial Paper and Corporate Obligations (continued)

Sheffield Receivables Corp.
$65,000,000	1.800%		02/09/09	$64,873,250
40,000,000	1.600		02/13/09	39,923,556
50,000,000	1.400		03/06/09	49,875,556
Societe Generale
200,000,000	0.860		04/01/09	199,570,000
Thames Asset Global Securitization, Inc.
100,000,000	2.000		01/15/09	99,922,222
327,894,000	1.950		02/25/09	326,917,149
141,686,000	1.450		03/09/09	141,303,645
Thunder Bay Funding, Inc.
40,463,000	2.450		02/02/09	40,374,881
Ticonderoga Funding LLC
109,998,000	3.950		01/15/09	109,829,031
UBS AG
300,000,000	0.010		01/02/09	299,999,917
Variable Funding Capital Corp.
100,000,000	1.700		03/25/09	99,608,056
Windmill Funding Corp.
100,000,000	0.030		01/02/09	99,999,917
185,500,000	2.200		02/03/09	185,125,908
100,000,000	1.600		02/12/09	99,813,333
Yorktown Capital LLC
185,000,000	3.450		01/16/09	184,734,062

Total Commercial Paper and Corporate Obligations				$10,084,967,006

Certificate of Deposit—0.8%
Bank of America N.A.
$150,000,000	3.020%		02/05/09	$150,000,000

Certificate of Deposit-Eurodollar—1.5%
ING Bank NV
$300,000,000	3.130%		02/20/09	$300,000,000

Certificates of Deposit-Yankeedollar—5.0%
Banco Bilbao Vizcaya Argentaria SA
$235,000,000	2.230%		03/04/09	$235,004,025
BNP Paribas SA
248,000,000	3.080		01/30/09	248,000,000
HSBC Bank USA
65,000,000	3.040		02/26/09	65,000,000
Rabobank Nederland
300,000,000	3.010		02/19/09	300,000,000
Royal Bank of Canada
150,000,000	1.410		03/09/09	150,002,781

Total Certificates of Deposit-Yankeedollar				$998,006,806

Master Demand Note—1.2%
Bank of America Securities LLC
240,000,000	0.650		03/11/09	240,000,000

U.S. Government Agency Obligations—16.9%
Federal Home Loan Bank
$490,000,000	0.335	%(a)	01/02/09	$489,946,499
400,000,000	0.340	(a)	01/02/09	400,000,000
180,000,000	0.480	(a)	01/02/09	180,000,000
150,000,000	0.391	(a)	01/28/09	149,932,263
200,000,000	2.800		02/25/09	200,000,000
80,000,000	2.013	(a)	03/08/09	79,975,882
213,000,000	2.189	(a)	03/10/09	213,000,000
200,000,000	3.125		06/19/09	199,960,635
200,000,000	2.720		09/18/09	200,000,000
Federal Home Loan Mortgage Corp.(a)
310,000,000	0.561		01/20/09	310,000,000
Federal National Mortgage Association
140,000,000	0.330	(a)	01/02/09	139,990,628
150,000,000	0.390	(a)	01/02/09	149,881,363
260,000,000	2.660		02/09/09	259,250,767
375,000,000	1.200		05/11/09	373,375,000

Total U.S. Government Agency Obligations				$3,345,313,037

Variable Rate Obligations(a)—6.8%
ANZ National Bank Limited
$100,000,000	2.409%		03/10/09	$100,000,000
Bank of Nova Scotia
175,000,000	2.501		03/05/09	175,000,000
BNP Paribas SA
100,000,000	2.445		02/13/09	100,000,000
Deutsche Bank AG
95,000,000	4.417		01/05/09	95,000,000
ING Bank NV
250,000,000	1.716		03/26/09	250,000,000
Lloyds TSB Group PLC
150,000,000	2.806		02/07/09	150,000,000
National Australia Bank Ltd.
50,000,000	2.402		03/06/09	50,000,000
Nordea Bank AB
175,000,000	3.891		01/26/09	175,000,000
Rabobank Nederland
150,000,000	2.577		02/09/09	150,000,000
Royal Bank of Canada
100,000,000	2.449		02/17/09	100,000,000

Total Variable Rate Obligations				$1,345,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Money Market Fund (continued)
December 31, 2008

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Time Deposit—3.8%
Calyon
$750,000,000	0.062%	01/02/09	$750,000,000

Total Investments Before Repurchase Agreements			$17,213,286,849

Repurchase Agreements-Unaffiliated Issuers(b)—4.1%
Joint Repurchase Agreement Account I
$306,000,000	0.018%	01/02/09	$306,000,000
Maturity Value: $306,000,306
Joint Repurchase Agreement Account II
500,000,000	0.073	01/02/09	500,000,000
Maturity Value: $500,002,028

Total Repurchase Agreements-Unaffiliated Issuers			$806,000,000

Repurchase Agreements-Affiliated Issuers(b)—8.6%
Goldman, Sachs & Co.
$200,000,000	0.000%	01/02/09	$200,000,000
Maturity Value: $200,000,000
Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 7.500%, due 12/01/18 to 12/01/38 and Federal National Mortgage Association, 5.000% to 6.500%, due 02/01/18 to 8/01/38. The aggregate market value of the collateral, including accrued interest, was $205,999,956.

500,000,000	0.060	01/02/09	500,000,000
Maturity Value: $500,001,667
Collateralized by Federal Home Loan Mortgage Corp., 6.000%, due 08/01/38 and Federal National Mortgage Association, 5.500% to 6.000%, due 06/01/38 to 11/01/38. The aggregate market value of the collateral, including accrued interest, was $514,999,995.

1,000,000,000	1.050	01/13/09	1,000,000,000
Maturity Value: $1,000,962,500
Settlement Date: 12/11/08
Collateralized by Federal Home Loan Mortgage Corp., 6.000%, due 05/01/22 and Federal National Mortgage Association, 5.000% to 6.500%, due 03/01/34 to 01/01/39. The aggregate market value of the collateral, including accrued interest, was $1,029,999,988.

Total Repurchase Agreements-Affiliated Issuers			$1,700,000,000

Total Investments—99.7%			$19,719,286,849

Other Assets in Excess of Liabilities—0.3%			57,552,527

Net Assets—100.0%			$19,776,839,376

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on the U.S. Treasury Bill Rate, London Interbank Offering Rate, Prime Lending Rate or Federal Funds Rate. Interest rate disclosed is that which is in effect at December 31, 2008.

(b)	Unless noted, all repurchase agreements were entered into on December 31, 2008. Additional information on Joint Repurchase Agreement Account II appears on page 47.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Prime Obligations Fund
December 31, 2008

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations—36.3%
Amstel Funding Corp.
$300,000,000	3.000%	02/19/09	$298,775,000
300,000,000	3.000	02/20/09	298,750,000
Amsterdam Funding Corp.
170,000,000	2.200	02/03/09	169,657,167
150,000,000	2.200	02/04/09	149,688,333
282,000,000	1.600	02/13/09	281,461,067
150,000,000	0.450	04/03/09	149,827,500
Aspen Funding Corp.
100,000,000	4.350	01/15/09	99,830,833
150,000,000	3.400	01/22/09	149,702,500
145,000,000	3.400	01/23/09	144,698,722
Atlantic Asset Securitization Corp.
100,000,000	3.800	01/16/09	99,841,667
200,000,000	1.650	02/12/09	199,615,000
Atlantis One Funding Corp.
180,000,000	3.800	01/20/09	179,639,000
290,000,000	2.350	01/30/09	289,451,014
Bank of America N.A.
100,000,000	0.005	01/02/09	99,999,986
Cafco LLC
140,000,000	2.600	01/28/09	139,727,000
140,000,000	1.850	02/02/09	139,769,778
Chariot Funding LLC
55,000,000	1.750	02/05/09	54,906,424
Charta LLC
180,000,000	3.850	01/12/09	179,788,250
175,000,000	2.600	01/29/09	174,646,111
250,000,000	0.400	03/20/09	249,783,333
Ciesco LLC
75,000,000	0.350	01/09/09	74,994,167
265,000,000	2.600	01/29/09	264,464,111
250,000,000	0.400	03/20/09	249,783,333
Citibank Credit Card Issuance Trust (Dakota Corp.)
104,000,000	4.050	01/09/09	103,906,400
174,600,000	4.000	01/13/09	174,367,200
85,000,000	3.200	01/16/09	84,886,667
200,000,000	3.450	01/20/09	199,635,833
200,000,000	1.650	02/13/09	199,605,833
300,000,000	1.750	02/19/09	299,285,417
CRC Funding LLC
155,000,000	2.600	01/29/09	154,686,556
Gemini Securitization Corp.
100,000,000	4.350	01/15/09	99,830,833
200,000,000	3.400	01/22/09	199,603,333
100,000,000	0.500	01/27/09	99,963,889
200,000,000	3.200	01/27/09	199,537,778
70,000,000	2.900	01/28/09	69,847,750
125,000,000	1.900	03/04/09	124,590,972
120,000,000	0.800	03/18/09	119,797,333
General Electric Capital Corp.
745,000,000	2.840	02/05/09	742,942,972
Govco LLC
139,400,000	0.020	01/02/09	139,399,923
220,000,000	0.300	01/07/09	219,989,000
70,000,000	1.850	02/05/09	69,874,097
150,000,000	0.400	03/27/09	149,858,333
JPMorgan Chase & Co.
485,000,000	2.955	02/02/09	483,726,067
Jupiter Securitization Corp.
75,153,000	0.050	01/02/09	75,152,896
85,000,000	2.000	01/09/09	84,962,222
100,000,000	1.750	02/05/09	99,829,861
Kitty Hawk Funding Corp.
80,000,000	0.400	01/28/09	79,976,000
52,617,000	0.450	02/05/09	52,593,980
Liberty Street Funding LLC
100,000,000	2.200	02/11/09	99,749,444
100,000,000	2.000	02/23/09	99,705,556
LMA Americas LLC
100,000,000	3.750	01/16/09	99,843,750
100,000,000	3.750	01/20/09	99,802,083
100,000,000	3.450	01/27/09	99,750,833
175,000,000	1.000	03/17/09	174,635,417
Newport Funding Corp.
110,000,000	4.350	01/15/09	109,813,917
100,000,000	3.400	01/22/09	99,801,667
100,000,000	3.250	01/27/09	99,765,278
Old Line Funding Corp.
50,000,000	0.450	02/06/09	49,977,500
Ranger Funding Co. LLC
104,374,000	0.400	01/27/09	104,343,847
200,000,000	2.250	01/27/09	199,675,000
100,000,000	1.150	03/16/09	99,763,611
Sheffield Receivables Corp.
60,000,000	1.650	02/06/09	59,901,000
125,000,000	1.800	02/09/09	124,756,250
60,000,000	1.600	02/13/09	59,885,333
Thames Asset Global Securitization, Inc.
188,837,000	2.000	01/15/09	188,690,127
154,934,000	0.700	02/17/09	154,792,408
123,347,000	1.100	03/16/09	123,068,099
Thunder Bay Funding, Inc.
44,315,000	0.400	01/06/09	44,312,538
60,000,000	2.450	02/02/09	59,869,333
Variable Funding Capital Corp.
125,000,000	1.500	01/23/09	124,885,417
330,000,000	1.700	03/25/09	328,706,583
Windmill Funding Corp.
100,000,000	0.030	01/02/09	99,999,917
100,000,000	4.050	01/15/09	99,842,500
150,000,000	2.200	02/04/09	149,688,333
200,000,000	1.600	02/12/09	199,626,667

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Prime Obligations Fund (continued)
December 31, 2008

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

Commercial Paper and Corporate Obligations (continued)
Windmill Funding Corp. (continued)

$100,000,000	0.450%		04/03/09	$99,885,000
50,000,000	0.500		04/03/09	49,936,111
Yorktown Capital LLC
90,759,000	0.450		04/09/09	90,647,820

Total Commercial Paper and Corporate Obligations				$11,961,772,780

Bank Notes—2.9%
Wells Fargo & Co.
$220,000,000	3.552%		05/01/09	$220,036,667
Wells Fargo Bank N.A.
745,000,000	2.950		05/29/09	745,000,000

Total Bank Notes				$965,036,667

Certificates of Deposit—3.3%
Bank of America N.A.
$600,000,000	3.020%		02/05/09	$600,000,000
500,000,000	3.010		02/09/09	500,000,000

Total Certificates of Deposit				$1,100,000,000

U.S. Government Agency Obligations—31.9%
Federal Home Loan Bank
$3,000,000,000	0.335	%(a)	01/02/09	$2,999,672,446
1,770,000,000	0.340	(a)	01/02/09	1,770,000,000
395,000,000	0.480	(a)	01/02/09	395,000,000
332,000,000	0.391	(a)	01/28/09	331,850,076
490,000,000	2.760		02/11/09	490,000,000
390,000,000	2.800		02/25/09	390,000,000
160,000,000	2.013	(a)	03/08/09	159,951,764
530,000,000	2.189	(a)	03/10/09	530,000,000
400,000,000	3.125		06/19/09	399,921,269
245,575,000	2.700		07/07/09	245,556,091
450,000,000	2.720		09/18/09	450,000,000
Federal Home Loan Mortgage Corp.(a)
1,325,000,000	0.561		01/20/09	1,325,000,000
Federal National Mortgage Association(a)
600,000,000	0.330		01/02/09	599,959,836
400,000,000	0.390		01/02/09	399,683,633

Total U.S. Government Agency Obligations				$10,486,595,115

Variable Rate Obligations(a)—7.7%
Bank of America N.A.
$345,000,000	4.350%		01/05/09	$345,000,000
General Electric Capital Corp.
228,250,000	4.248		01/05/09	228,251,113
215,000,000	0.501		01/26/09	215,000,000
Hartford Life Insurance Co.(b)
100,000,000	2.200		01/02/09	100,000,000
JPMorgan Chase & Co.
565,000,000	4.190		01/05/09	564,991,192
60,000,000	2.337		03/02/09	59,994,383
MetLife, Inc.(b)
190,000,000	2.473		02/23/09	190,000,000
150,000,000	1.788		03/17/09	150,000,000
Metropolitan Life Global Funding I
295,000,000	4.570		01/09/09	295,000,000
Procter & Gamble Co.
145,000,000	2.309		02/19/09	145,000,000
Wells Fargo & Co.
230,000,000	1.667		03/23/09	230,112,846

Total Variable Rate Obligations				$2,523,349,534

Time Deposit—1.5%
Branch Banking & Trust Co.
$500,000,000	0.010%		01/02/09	$500,000,000

Total Investments Before Repurchase Agreements				$27,536,754,096

Repurchase Agreements-Unaffiliated Issuers(c)—7.7%
Joint Repurchase Agreement Account I
$1,043,100,000	0.018%		01/02/09	$1,043,100,000
Maturity Value: $1,043,101,043
Joint Repurchase Agreement Account II
1,500,000,000	0.073		01/02/09	1,500,000,000
Maturity Value: $1,500,006,083

Total Repurchase Agreements-Unaffiliated Issuers				$2,543,100,000

Repurchase Agreements-Affiliated Issuers(c)—8.5%
Goldman, Sachs & Co.
$800,000,000	0.000%		01/02/09	$800,000,000
Maturity Value: $800,000,000
Collateralized by Federal Home Loan Mortgage Corp., 5.000%, due 11/01/38 and Federal National Mortgage Association, 5.000% to 6.000%, due 06/01/33 to 12/01/38. The aggregate market value of the collateral, including accrued interest, was $823,999,990.

1,000,000,000	0.060		01/02/09	1,000,000,000
Maturity Value: $1,000,003,333
Collateralized by Federal Home Loan Mortgage Corp., 5.500% to 6.000%, due 11/01/37 to 08/01/38 and Federal National Mortgage Association, 5.500% to 6.000%, due 08/01/34 to 11/01/38. The aggregate market value of the collateral, including accrued interest, was $1,029,999,990.

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements-Affiliated Issuers(c) (continued)
Goldman, Sachs & Co. (continued)

$1,000,000,000	1.050%	01/13/09	$1,000,000,000
Maturity Value: $1,000,962,500
Settlement Date: 12/11/08
Collateralized by Federal Home Loan Mortgage Corp., 6.000%, due 10/01/38 to 11/01/38 and Federal National Mortgage Association, 5.000% to 6.000%, due 02/01/37 to 12/01/38. The aggregate market value of the collateral, including accrued interest, was $1,029,999,989.

Total Repurchase Agreements-Affiliated Issuers			$2,800,000,000

Total Investments—99.8%			$32,879,854,096

Other Assets in Excess of Liabilities—0.2%			55,210,315

Net Assets—100.0%			$32,935,064,411

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security index is based on either the U.S. Treasury Bill Rate, London Interbank Offered Rate, Prime Lending Rate or Federal Funds Rate. Interest Rate disclosed is that which is in effect at December 31, 2008.

(b)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At December 31, 2008, these securities amounted to $440,000,000 or approximately 1.3% of net assets.

(c)	Unless noted, all repurchase agreements were entered into on December 31, 2008. Additional information on Joint Repurchase Agreement Accounts I & II appears on pages 46 & 47.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Tax-Free Money Market Fund
December 31, 2008

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Alabama—2.2%
Alabama Special Care Facility Financing Authority VRDN RB Birmingham Putters Series 2008-2959 (JPMorgan Chase & Co. SPA) (A-1+)(a)
$6,775,000	1.200%	01/01/09	$6,775,000
Alabama State Public School & College Authority RB for Capital Improvement Series 2007 (AA/Aa2)
12,000,000	5.000	12/01/09	12,407,923
Alabama State Public School & College Authority VRDN RB ROCS-RR-II R-11310 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
4,115,000	1.370	01/01/09	4,115,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 A (A-1/VMIG1)
3,200,000	1.150	01/02/09	3,200,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (VMIG1)
10,800,000	1.150	01/02/09	10,800,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
18,500,000	1.150	01/02/09	18,500,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 C (A-1/VMIG1)
10,000,000	1.500	01/02/09	10,000,000
Gadsden IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1)
6,150,000	1.150	01/02/09	6,150,000
Huntsville Health Care Authority CP Series 2008 (A-1)
40,000,000	1.750	03/02/09	40,000,000
Lower Alabama Gas District Supply VRDN RB Series 2007 A (Societe Generale SPA) (VMIG1)(a)
6,755,000	1.200	01/01/09	6,755,000
Mobile City IDB VRDN PCRB for Alabama Power Co. Project Series 1993 A (A-1/VMIG1)
7,500,000	1.500	01/02/09	7,500,000
Parrish IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1)
8,000,000	1.150	01/02/09	8,000,000
Southeast Alabama Gas District VRDN RB Supply Project Series 2007 A (Societe Generale SPA) (VMIG1)
105,098,000	1.050	01/02/09	105,098,000

			$239,300,923

Arizona—1.7%
Arizona Health Facilities Authority VRDN RB for Banner Health Series 2008 C (Bank of Nova Scotia LOC) (A-1+)
$12,435,000	0.750%	01/07/09	$12,435,000
Arizona Health Facilities Authority VRDN RB for Catholic Health Care West Series 2008 A (Bank of America N.A. LOC) (A-1+/VMIG1)
14,500,000	0.700	01/07/09	14,500,000
Arizona Health Facilities Authority VRDN RB for Catholic Health Care West Series 2008 B (Bank of America N.A. LOC) (A-1+/VMIG1)
14,800,000	0.700	01/07/09	14,800,000
Arizona School District TANS Financing Program COPS Series 2008 (SP-1+/MIG1)
29,300,000	3.000	07/30/09	29,527,876
Arizona State Transportation Board Highway Revenue VRDN RB ROCS-RR-II R-8086 Series 2008 (Citigroup Financial Products) (A-1+)(a)
10,115,000	1.350	01/01/09	10,115,000
Arizona Water Infrastructure Finance Authority VRDN RB Putters Series 2008-2745 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,670,000	1.200	01/01/09	3,670,000
Banner Health Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4511 Series 2008 (Well Fargo Bank N.A. SPA) (A-1+)(a)
13,120,000	1.260	01/01/09	13,120,000
Gilbert Arizona GO Bonds Projects of 2006 & 2007 Series 2008 (AA/Aa2)
15,790,000	3.500	07/01/09	15,925,164
Gilbert Arizona GO VRDN Putters Series 2008-3134 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,220,000	1.200	01/01/09	3,220,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB ROCS-RR-II R-12039 Series 2007 (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
6,100,000	1.360	01/01/09	6,100,000
Salt River Project Agricultural Improvement & Power District Electric Systems RB Salt River Project Series 2001 A (MIGI/A-1+)
3,205,000	5.000	01/01/09	3,205,271
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2006-0014 A (Citibank N.A. SPA) (A-1+)(a)
12,275,000	1.360	01/01/09	12,275,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2006-0141 A (Citibank N.A. SPA) (A-1+)(a)
16,500,000	1.360	01/01/09	16,500,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2007-0012 A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
15,850,000	1.340	01/01/09	15,850,000
Salt River Project VRDN RB Putters Series 2008-3226 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
9,620,000	1.200	01/01/09	9,620,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Arizona (continued)

Scottsdale Arizona GO Bonds Series 1999 (AAA/Aaa)
$5,000,000	5.000%	07/01/09	$5,068,526

			$185,931,837

California—1.7%
Bay Area Toll Authority Toll Bridge VRDN RB San Francisco Bay Area Series 2008 B-1 (Bank of America N.A. SPA) (A-1+/VMIG1)
$1,000,000	0.780%	01/01/09	$1,000,000
Bay Area Toll Authority Toll Bridge VRDN RB San Francisco Bay Area Series 2008 E-1 (Bank of America N.A. SPA) (A-1+/VMIG1)
1,700,000	0.550	01/01/09	1,700,000
Bay Area Toll Authority VRDN RB Putters Series 2008-3130 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,145,000	1.150	01/01/09	6,145,000
California Educational Facilities Authority VRDN RB for Stanford University Putters Series 2008-2937Z (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,365,000	1.150	01/01/09	2,365,000
California Educational Facilities Authority VRDN RB for Stanford University ROCS-RR-ll R-8140 Series 2008 (Citigroup Financial Products SPA) (A-1+)(a)
2,200,000	1.300	01/01/09	2,200,000
California Educational Facilities Authority VRDN RB for Stanford University ROCS-RR-ll R-9296 Series 2008 (Citigroup Financial Products SPA) (A-1+)(a)
4,000,000	1.310	01/01/09	4,000,000
California Health Facilities VRDN RB Sutter Health Putters Series 2008-3175 (JPMorgan Chase & Co. SPA) (A-1+)(a)
17,780,000	1.150	01/01/09	17,780,000
California Infrastructure & Economic Development Bank VRDN RB Refunding for J Paul Getty Series 2008 A3 RMKT (A-1+/VMIG1)
6,000,000	1.700	04/01/09	6,000,000
California Infrastructure & Economic Development Bank VRDN RB Refunding for J Paul Getty Series 2008 A4 RMKT (A-1+/VMIG1)
6,100,000	1.700	04/01/09	6,100,000
California Infrastructure & Economic Development Bank VRDN RB Refunding for J Paul Getty Trust Series 2008 A2 RMKT (A-1+/VMIG1)
5,000,000	1.700	04/01/09	5,000,000
California State Department of Water Resources VRDN RB Putters Series 2008-3019 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,890,000	1.150	01/01/09	4,890,000
California State Department of Water Resources VRDN RB ROCS-R-II R-11552 Central Valley Project Series 2008 (BHAC) (Citibank N.A. SPA) (A-1+)(a)
4,000,000	1.340	01/01/09	4,000,000
California State GO VRDN Floaters Series 2003 A-2 (JPMorgan Chase & Co. and Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
17,150,000	1.200	01/02/09	17,150,000
California State GO VRDN Floaters Series 2007-2178 (Wells Fargo & Co. LOC) (A-1+)(a)
9,580,000	1.150	01/01/09	9,580,000
California State GO VRDN for Kindergarten University Series 2004 A-2 (Citibank N.A. and California State Teachers Retirement LOC) (A-1+/VMIG1)
3,700,000	0.850	01/02/09	3,700,000
California Statewide Communities Development Authority VRDN RB ROCS-RR-II R-1563 Series 2008 (BHAC) (Citibank N.A.) (A-1+)(a)
4,100,000	1.340	01/01/09	4,100,000
Eastern Municipal Water District California Water & Sewer VRDN COPS Refunding Series 2008 E (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
10,410,000	0.550	01/07/09	10,410,000
Los Angeles California Department of Water & Power VRDN RB ROCS-RR-II R-11555 Series 2008 (BHAC) (Citibank N.A. SPA) (A-1+)(a)
2,695,000	1.340	01/01/09	2,695,000
Los Angeles Community College GO VRDN Putters Series 2008-3287 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,500,000	1.150	01/06/09	4,500,000
Metropolitan Water District Southern California Waterworks VRDN RB Refunding Series 2008 A-1 (Bank of America N.A. SPA) (A-1+/VMIG1)
6,625,000	1.000	01/01/09	6,625,000
Metropolitan Water District Southern California Waterworks VRDN RB ROCS-RR-II R-11301 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
3,295,000	1.300	01/01/09	3,295,000
Metropolitan Water District Southern California Waterworks VRDN RB ROCS-RR-II R-11565 Series 2008 (BHAC) (Citibank N.A. SPA) (A-1+)(a)
5,525,000	1.330	01/01/09	5,525,000
Pasadena California VRDN COPS Refunding Series 2008 A (Bank of America N.A. LOC) (A-1+)
2,255,000	1.000	01/01/09	2,255,000
San Diego Water Authority CP Series 2008 (Bayerische Landesbank SPA) (A-1)
33,250,000	0.750	02/03/09	33,250,000
Southern California Public Power Authority VRDN RB for Mead Adelanto Project Series 2008 A (JPMorgan Chase & Co. SPA) (VMIG1)
5,000,000	0.750	01/02/09	5,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Tax-Free Money Market Fund (continued)
December 31, 2008

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)

University of California Regents Medical Center VRDN RB Series 2007 B-2 (Bank of New York, California State Teachers Retirement and California Public Employees Retirement System SPA) (VMIG1)
$4,435,000	0.960%	01/02/09	$4,435,000
University of California VRDN RB ROCS-R-II R-11567 Series 2008 (BHAC) (Citibank N.A. SPA) (A-1+)(a)
3,440,000	1.330	01/01/09	3,440,000
University of Southern California Educational Facilities Authority VRDN RB ROCS-RR-II R-11064 Series 2007 (Citibank N.A.) (A-1+)(a)
8,500,000	1.300	01/01/09	8,500,000

			$185,640,000

Colorado—1.3%
Colorado Educational & Cultural Facilities Authority VRDN RB Nature Conservancy Series 2003 A-TE Convertible (Bank of America N.A. SPA) (A-1+)
$20,600,000	1.200%	01/01/09	$20,600,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2002 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
12,690,000	0.780	01/07/09	12,690,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Care Series 2004 B-1 (Bayerische Landesbank SPA) (A-1+/VMIG1)
17,905,000	0.800	01/07/09	17,905,000
Colorado Health Facilities Authority VRDN RB for Sisters Charity Health System Series 2003 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
6,825,000	0.780	01/07/09	6,825,000
Colorado Health Facilities Authority VRDN RB for Sisters of Charity Health Systems Series 2003 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
18,145,000	0.800	01/07/09	18,145,000
Colorado Regional Transportation District CP Series 2001 A (Westdeutche Landesbank AG LOC) (A-1+)
1,700,000	1.100	01/28/09	1,700,000
Colorado Springs Utilities Systems VRDN RB Improvement Series 2008 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
35,250,000	1.050	01/01/09	35,250,000
Colorado Springs Utilities Systems VRDN RB Subordinated Lien Improvement Series 2005 A (State Street Bank & Trust Co. SPA) (A-1+/VMIG1)
9,795,000	0.950	01/01/09	9,795,000
Denver GO VRDN Austin Trust Certificates Series 2008-1050 (Bank of America N.A. SPA) (A-1+)(a)
7,500,000	1.200	01/01/09	7,500,000
Platte River Power Authority Electric VRDN RB Subordinated Lien Series 1993 S-1 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
4,550,000	0.720	01/07/09	4,550,000

			$134,960,000

Connecticut(a)—1.2%
Connecticut State GO VRDN Putters Series 2008-3254 (JPMorgan Chase & Co. SPA) (F1+)
$7,965,000	1.150%	01/01/09	$7,965,000
Connecticut State Health & Educational Facilities Authority Austin Trust Certificates VRDN RB Series 2008-1086 (Bank of America N.A. SPA) (A-1+)
21,000,000	1.200	01/01/09	21,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-2861 (JPMorgan Chase & Co. SPA) (A-1+)
3,580,000	1.100	01/02/09	3,580,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-2862 (JPMorgan Chase & Co. SPA) (A-1+)
3,865,000	1.100	01/02/09	3,865,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University ROCS-RR-II R-12227 Series 2008 (Citibank N.A. SPA) (A-1+)
11,025,000	1.330	01/01/09	11,025,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2007 ROCS-RR-II R-12007 (Citigroup Financial Products SPA) (A-1+/VMIG1)
72,200,000	1.380	01/01/09	72,200,000
Connecticut State Lehman Municipal Trust Receipts VRDN RB Floater TRS for Yale University Series 2008 K34W-Reg D (Citibank N.A. SPA) (VMIG1)
9,170,000	1.330	01/01/09	9,170,000

			$128,805,000

Delaware—0.6%
Delaware State GO Bonds Series 2004 A (AAA/Aaa)
$2,015,000	5.000%	01/01/09	$2,015,172
Delaware State GO Bonds Series 2008 (AAA/Aaa)
6,415,000	5.000	03/01/09	6,444,476
Delaware State Health & Educational Facilities Authority VRDN RB for the Nemours Foundation Project Series 2005 (Bank of America N.A.) (A-1+)
30,120,000	0.800	01/07/09	30,120,000
University of Delaware VRDN RB Series 1998 (Bank of America N.A. SPA) (A-1+)
6,565,000	0.750	01/07/09	6,565,000
University of Delaware VRDN RB Series 2001 B (Landesbank Hessen-Thueringen SPA) (A-1+)
4,920,000	0.950	01/02/09	4,920,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Delaware (continued)

University of Delaware VRDN RB Series 2005 (Landesbank Hessen-Thueringen SPA) (A-1+)
$15,275,000	1.500%	01/02/09	$15,275,000

			$65,339,648

District of Columbia—0.4%
District of Columbia George Washington University VRDN RB Series 2000 B RMKT (Bank of America N.A LOC) (A-1+)
$15,500,000	0.700%	01/07/09	$15,500,000
District of Columbia GO VRDN Putters Series 2008-3135 (BHAC) (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,105,000	1.330	01/01/09	2,105,000
District of Columbia GO VRDN Series 2001 C (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
17,350,000	1.100	01/01/09	17,350,000
District of Columbia VRDN RB Refunding Series 2008 B RMKT (Bank of America N.A. LOC) (A-1+/VMIG1)
7,300,000	1.200	01/01/09	7,300,000

			$42,255,000

Florida—5.1%
Florida State Board of Education Austin Trust Certificates GO VRDN Series 2008-1083 (Bank of America N.A. SPA) (A-1+)(a)
$14,911,000	1.200%	01/01/09	$14,911,000
Florida State Board of Education GO Bonds Refunding for Capital Outlay Series 2007 A (AAA/Aa1)
6,205,000	5.000	06/01/09	6,287,318
Florida State Board of Education GO VRDN Eagle Series 2008-0054 Class A (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
13,000,000	1.350	01/01/09	13,000,000
Florida State Board of Education GO VRDN Putters Series 2008-2773 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,990,000	1.200	01/01/09	4,990,000
Florida State Board of Education GO VRDN Putters Series 2008-2850 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,945,000	1.200	01/01/09	4,945,000
Florida State Board of Education GO VRDN ROCS-RR-II R-11302 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
4,305,000	1.350	01/01/09	4,305,000
Florida State Board of Education GO VRDN ROCS-RR-II R-11303 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
5,390,000	1.350	01/01/09	5,390,000
Florida State Board of Education GO VRDN ROCS-RR-II R-11389 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
4,570,000	1.360	01/01/09	4,570,000
Florida State Board of Education GO VRDN ROCS-RR-II R-12067 Series 2007 (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
6,565,000	1.360	01/01/09	6,565,000
Florida State Board of Education GO VRDN ROCS-RR-II R-12078 Series 2007 (Citibank N.A. SPA) (A-1+/VMIG1)(a)
23,050,000	1.350	01/01/09	23,050,000
Florida State Board of Education GO VRDN ROCS-RR-II R-12154 Series 2007 (Citibank N.A. SPA) (A-1+/VMIG1)(a)
9,875,000	1.380	01/01/09	9,875,000
Florida State Board of Education GO VRDN ROCS-RR-ll R-1106 Series 2008 (Citigroup Financial Products SPA) (A-1+)(a)
8,110,000	1.280	01/01/09	8,110,000
Florida State Board of Education Lottery RB Series 2008 A (AAA/A2)
4,870,000	5.000	07/01/09	4,942,585
Florida State Board of Education Lottery RB Series 2008 B (AAA/A2)
4,500,000	3.500	07/01/09	4,537,675
Florida State Turnpike Authority VRDN RB Putters Series 2008-2514 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,515,000	1.200	01/01/09	4,515,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2539 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,665,000	1.200	01/01/09	2,665,000
Gainesville Florida Utilities System VRDN RB Series 2007 A (State Street Bank & Trust Co. SPA) (A-1+/VMIG1)
9,185,000	0.780	01/07/09	9,185,000
Highlands County Health Facilities Authority VRDN RB for Adventist Health System Series 2007 A-2 (A-1/VMIG1)
30,000,000	1.200	01/01/09	30,000,000
Jacksonville Austin Trust Certificates VRDN RB Mayo Foundation Series 2008-3015X (Bank of America N.A. SPA) (A-1+)(a)
5,500,000	1.200	01/01/09	5,500,000
Jacksonville Capital Project VRDN RB Series 2008 A (Bank of America N.A. LOC) (VMIG1)
29,895,000	1.200	01/01/09	29,895,000
Jacksonville Electric Authority VRDN RB for St. Johns River Power Park Systems Putters Series 2008-2935Z (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,645,000	1.200	01/01/09	5,645,000
Jacksonville Electric Authority VRDN RB Series 2008 3D2 (Fortis Bank S.A./N.V. SPA) (A-1/VMIG1)
41,780,000	1.000	01/07/09	41,780,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 Subseries A-1 (Bank of New York SPA) (A-1+/VMIG1)
53,265,000	0.750	01/07/09	53,265,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 Subseries B-1 (State Street Bank & Trust Co. SPA) (A-1+/VMIG1)
16,965,000	0.720	01/07/09	16,965,000
Jacksonville Transportation VRDN RB Series 2008 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
20,000,000	1.050	01/01/09	20,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Tax-Free Money Market Fund (continued)
December 31, 2008

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Florida (continued)

Jacksonville Water & Sewer Systems VRDN RB Series 2008 A-2 (Banco Bilboa Vizcaya SPA) (A-1+/VMIG1)
$17,850,000	0.750%	01/07/09	$17,850,000
Jacksonville Water & Sewer Systems VRDN RB Series 2008 Subseries A-2 (Bank of New York SPA) (A-1+/VMIG1)
4,910,000	1.050	01/01/09	4,910,000
Orange County Educational Facilities Authority VRDN RB for Rollins College Project Series 2001 (Bank of America N.A. LOC) (VMIG1)
3,100,000	1.100	01/02/09	3,100,000
Orlando Utilities Commission System RB Refunding Series 2004 (AA/Aa1)
10,400,000	5.250	07/01/09	10,574,258
Orlando Utilities Commission Water & Electric VRDN RB Series 2002 A (Bayerische Landesbank SPA) (A-1+/VMIG1)
89,450,000	0.750	01/07/09	89,450,000
Palm Beach County School District CP Series 2008 (Bank of America N.A. LOC) (A-1)
12,750,000	1.250	01/05/09	12,750,000
South Broward Hospital District Austin Trust Certificates VRDN RB Series 2008-1122 (Bank of America N.A. SPA) (A-1+)(a)
5,400,000	1.200	01/01/09	5,400,000
South Miami Austin Trust Certificates VRDN RB for Baptist Health Series 2007-1025 (Bank of America N.A. SPA) (A-1+)(a)
12,275,000	1.200	01/01/09	12,275,000
South Miami Austin Trust Certificates VRDN RB for Baptist Health Series 2008-1117 (Bank of America N.A. SPA) (A-1+)(a)
4,245,000	1.200	01/01/09	4,245,000
South Miami Health Facilities Authority VRDN RB for Baptist Health Putters Series 2007-2318 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
37,945,000	1.200	01/01/09	37,945,000
South Miami Health Facilities Authority VRDN RB for Baptist Health Putters Series 2008-2473 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,080,000	1.200	01/01/09	2,080,000
Tallahassee Construction Utility System VRDN RB Putters Series 2008-2617 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
6,660,000	1.200	01/01/09	6,660,000
Tallahassee Construction Utility System VRDN RB ROCS-RR-II R-11306 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
6,785,000	1.350	01/01/09	6,785,000

			$548,917,836

Georgia—2.0%
Coweta County Development Authority VRDN PCRB for Yates Georgia Power Company Project Series 2006-1 RMKT 03/24/08 (A-1/P-1)
$9,125,000	1.050%	01/02/09	$9,125,000
Dekalb County Private Hospital Authority VRDN RANS Refunding for Childrens Health of Atlanta Series 2008 C (A-1+/VMIG1)
5,000,000	0.800	01/07/09	5,000,000
Dekalb County Water & Sewer Systems VRDN RB Putters Series 2008-3167 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,000,000	1.200	01/01/09	3,000,000
Dekalb County Water & Sewer Systems VRDN RB ROCS-RR-II R-567 Series 2006 (Citibank N.A. SPA) (VMIG1)(a)
3,135,000	1.350	01/01/09	3,135,000
Georgia State GO Bonds Series 1999 B (AAA/Aaa)
7,770,000	5.750	08/01/09	7,950,742
Georgia State GO Bonds Series 2003 D (AAA/Aaa)
7,000,000	5.250	12/01/09	7,266,917
Georgia State GO Bonds Unrefunded Balance Series 1994 B (AAA/Aaa)
4,900,000	5.250	03/01/09	4,927,394
Georgia State GO VRDN ROCS-RR-II R-11491 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
10,650,000	1.350	01/01/09	10,650,000
Georgia State Road & Thruway Authority RB Federal Highway Grant Anticipation Bonds Series 2006 (AA-/Aa3)
9,500,000	5.000	06/01/09	9,622,015
Gwinnett County School District GO VRDN Putters Series 2008-2868 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
8,870,000	1.200	01/01/09	8,870,000
Gwinnett County Water & Sewer Authority VRDN RB Series 2004 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
22,865,000	0.850	01/07/09	22,865,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Series 2000 B (Bayerische Landesbank and Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
43,920,000	0.900	01/07/09	43,920,000
Monroe County Development Authority VRDN PCRB for Georgia Power RMKT Series 2006 (A-1/VMIG1)
13,065,000	1.000	01/02/09	13,065,000
Monroe County Development Authority VRDN PCRB for Scherer Project Series 1997 RMKT (A-1/P-1)
4,000,000	1.050	01/02/09	4,000,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 B RMKT (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
5,400,000	0.900	01/07/09	5,400,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 C RMKT (Bayerische Landesbank LOC) (A-1+/VMIG1)
9,000,000	0.800	01/07/09	9,000,000
Private Colleges & Universities Authority VRDN RB for Emory University Putters Series 2008-2989 (JPMorgan Chase & Co.) (VMIG1)(a)
3,545,000	1.200	01/01/09	3,545,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Georgia (continued)

Private Colleges & Universities Authority VRDN RB for Emory University Series 2005 B-1 (A-1+/VMIG1)
$5,900,000	0.800%	01/01/09	$5,900,000
Private Colleges & Universities Facilities Authority VRDN RB for Emory University Series 2000 B (A-1+/VMIG1)
6,110,000	0.350	01/07/09	6,110,000
Private Colleges & Universities Facilities Authority VRDN RB for Emory University Series 2005 C-4 RMKT (A-1/VMIG1)
7,100,000	0.800	01/01/09	7,100,000
Private Colleges & Universities Facilities Authority VRDN RB for Emory University Series 2005-C2 RMKT (A-1+/VMIG1)
23,770,000	0.700	01/01/09	23,770,000
Savannah Economic Development Authority VRDN PCRB Refunding for Georgia Power Co. Savannah Electric & Power Project Series 1993 (A-1/VMIG1)
4,085,000	1.050	01/02/09	4,085,000

			$218,307,068

Hawaii—0.7%
Hawaii State GO Bonds Refunding Series 2002 CY (FSA) (Citibank N.A. SPA) (AAA/Aa2)
$6,000,000	4.000%	02/01/09	$6,006,588
Hawaii State GO VRDN Eagle Series 2008-0002 Class A (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
13,900,000	1.350	01/01/09	13,900,000
Hawaii State GO VRDN ROCS-RR-II R-11694 Series 2008 (Citibank N.A. SPA) (A-1)(a)
4,985,000	1.360	01/01/09	4,985,000
Honolulu Hawaii GO CP Series 2008 H (Landesbank Hessen-Thueringen SPA) (A-1)
15,000,000	0.750	01/05/09	15,000,000
9,000,000	2.150	01/05/09	9,000,000
30,000,000	2.500	01/05/09	30,000,000

			$78,891,588

Idaho—0.2%
Idaho Health Facilities Authority VRDN RB for Ascension Health Service Care Series 2008 D (A-1+/VMIG1)
$18,700,000	0.600%	01/07/09	$18,700,000

Illinois—5.0%
Chicago GO VRDN Eagle Series 2008-0016 Class A (Citigroup Financial Products (A-1+/VMIG1)(a)
$5,180,000	1.350%	01/01/09	$5,180,000
Chicago GO VRDN Refunding Series 2007 F RMKT (Banco Bilbao Vizcaya SPA) (A-1+)
7,925,000	1.100	01/02/09	7,925,000
Chicago GO VRDN Refunding Series 2007 G RMKT (Banco Bilbao Vizcaya SPA) (A-1+)
18,000,000	1.080	01/01/09	18,000,000
Chicago Metropolitan Water Reclamation District of Greater Chicago GO VRDN ROCS-RR-II R-11283 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
2,000,000	1.350	01/01/09	2,000,000
Chicago Metropolitan Water Reclamation District of Greater Chicago GO VRDN ROCS-RR-II R-6077 Series 2006 (Citibank N.A. SPA) (VMIG1)(a)
10,265,000	1.350	01/01/09	10,265,000
Chicago Metropolitan Water Reclamation District of Greater Chicago VRDN RB ROCS-RR-II R-11189 Series 2007 (Citigroup Global Markets SPA) (VMIG1)(a)
4,995,000	1.350	01/01/09	4,995,000
Chicago Sales Tax VRDN RB Refunding Series 2002 RMKT (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
34,585,000	1.150	01/02/09	34,585,000
Chicago Wastewater Transmission VRDN RB Refunding Series 2008 Subseries C-2 (Bank of America N.A. LOC) (VMIG1)
2,000,000	1.150	01/02/09	2,000,000
Chicago Wastewater Transmission VRDN RB Refunding Series 2008 Subseries C-3 (Northern Trust Co. LOC) (A-1+/VMIG1)
8,500,000	1.150	01/02/09	8,500,000
Cook County GO TANS Series 2008 (SP-1+/MIG1)
16,500,000	3.000	08/03/09	16,634,787
Cook County Township High School District No. 225 Northfield Township GO VRDN Putters Series 2008-2445 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,130,000	1.200	01/01/09	2,130,000
Illinois Development Finance Authority VRDN RB for Evanston Northwestern Series 2001 B Convertible (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
27,600,000	1.100	01/02/09	27,600,000
Illinois Development Finance Authority VRDN RB for Evanston Northwestern Series 2001 C Convertible (JPMorgan Chase & Co. SPA) (A-1+)
8,200,000	1.100	01/02/09	8,200,000
Illinois Educational Facilities Authority RB University of Chicago Series 2003 A (AA/Aa1)
3,225,000	5.000	07/01/09	3,274,988
Illinois Educational Facilities Authority VRDN RB University of Chicago Series 2001 B-1 (VMIG1)
15,700,000	1.850	07/28/09	15,700,000
Illinois Evanston Northwestern Health Care Corp. CP Series 2008-19 (A-1)
22,000,000	1.500	04/02/09	22,000,000
Illinois Finance Authority VRDN RB Advocate Health Care Series 2008 A-1 (A-1+/VMIG1)
15,555,000	1.900	01/15/09	15,555,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Tax-Free Money Market Fund (continued)
December 31, 2008

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)

Illinois Finance Authority VRDN RB Advocate Health Care Series 2008 Subseries B-3 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
$4,150,000	0.730%	01/07/09	$4,150,000
Illinois Finance Authority VRDN RB Advocate Health Care Series 2008 Subseries B-5 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
8,880,000	0.730	01/07/09	8,880,000
Illinois Finance Authority VRDN RB Chicago Symphony Orchestra Series 2008 (RBS Citizens N.A. SPA) (VMIG1)
7,000,000	1.000	01/01/09	7,000,000
Illinois Finance Authority VRDN RB for Central Dupage Series 2004 A RMKT (JPMorgan Chase & Co. SPA) (A-1+)
27,000,000	1.100	01/02/09	27,000,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 A-1 (UBS AG SPA) (A-1+/VMIG1)
11,000,000	1.050	01/01/09	11,000,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 B-1 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
11,000,000	1.050	01/01/09	11,000,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 B-2 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
10,625,000	1.150	01/02/09	10,625,000
Illinois Finance Authority VRDN RB for Northwestern University Series 2008 Subseries B (A-1+/VMIG1)
24,500,000	0.550	01/07/09	24,500,000
Illinois Finance Authority VRDN RB for Northwestern University Series 2008 Subseries C (A-1+/VMIG1)
4,500,000	0.400	01/07/09	4,500,000
Illinois Finance Authority VRDN RB for Southern Healthcare Series 2008 (Bank of Nova Scotia LOC) (A-1+)
4,580,000	0.850	01/07/09	4,580,000
Illinois Finance Authority VRDN RB for University of Chicago Series 2004 B (A-1+/VMIG1)
4,541,000	0.800	01/01/09	4,541,000
Illinois Finance Authority VRDN RB Refunding for University of Chicago Series 2004 C (A-1+/VMIG1)
3,550,000	0.800	01/01/09	3,550,000
Illinois Finance Authority VRDN RB ROCS-RR-II R-6015 Series 2004 (Citigroup, Inc. SPA) (A-1+)(a)
2,900,000	1.350	01/01/09	2,900,000
Illinois Health Facilities Authority VRDN RB for Northwestern Memorial Hospital Series 1995 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
35,100,000	0.780	01/07/09	35,100,000
Illinois Health Facilities Authority VRDN RB for Northwestern Memorial Hospital Series 2002 C (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
16,700,000	1.100	01/02/09	16,700,000
Illinois Health System Sisters Hospital CP Series 2008 A (A-1)
13,000,000	0.900	01/12/09	13,000,000
13,500,000	1.750	01/12/09	13,500,000
35,000,000	0.750	01/22/09	35,000,000
17,300,000	1.350	03/02/09	17,300,000
Illinois State GO Bonds Series 2005 (AA/Aa3)
3,800,000	5.000	04/01/09	3,829,124
Illinois State GO VRDN Macon Trust Certificates Series 2006 L (Bank of America N.A. SPA) (VMIG1)(a)
3,500,000	1.200	01/01/09	3,500,000
Illinois State GO VRDN ROCS-RR-II R-11295 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
4,185,000	1.350	01/01/09	4,185,000
Illinois State GO VRDN ROCS-RR-II R-12069 Series 2007 (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
27,225,000	1.360	01/01/09	27,225,000
Illinois State GO VRDN ROCS-RR-II R-6112 Series 2008 (Citigroup Financial Products SPA) (A-1+)(a)
5,000,000	1.280	01/01/09	5,000,000
Illinois State Sales Tax VRDN RB MERLOTs Series 2001 A-102 (Bank of New York N.A. SPA) (A-1+)(a)
20,300,000	1.050	01/07/09	20,300,000
Illinois State Sales Tax VRDN RB ROCS-RR-II R-4110 Series 2008 (Citigroup Financial Products SPA) (A-1+)(a)
13,130,000	1.280	01/01/09	13,130,000

			$536,539,899

Indiana—1.2%
Indiana Bond Bank VRDN RB Special Program Gas Revenue Putters Series 2008-2882 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
$6,150,000	1.200%	01/01/09	$6,150,000
Indiana Health & Educational Facility Financing Authority VRDN RB Ascension Health Putters Series 2008-2842 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,990,000	1.200	01/01/09	3,990,000
Indiana Health & Educational Facility Financing Authority VRDN RB Ascension Health ROCS-RR-II R-11160 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
6,670,000	1.350	01/01/09	6,670,000
Indiana Health Facilities Finance Authority VRDN RB Ascension Health Series 2003 E-6 (AA/Aa1)
37,000,000	1.750	04/01/09	37,000,000
Indiana State Finance Authority Health Systems VRDN RB for Sisters of St. Francis Health Series 2008 G (Bank of New York LOC) (VMIG1)
4,000,000	1.280	01/01/09	4,000,000
Indiana State Finance Authority Health Systems VRDN RB Sisters St. Francis Health Series 2008 F (Bank of New York LOC) (VMIG1)
7,640,000	0.850	01/01/09	7,640,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Indiana (continued)

Indiana State Finance Authority Health Systems VRDN RB Sisters St. Francis Series 2008 A (JPMorgan Chase & Co. LOC) (VMIG1)
$17,000,000	0.950%	01/01/09	$17,000,000
Indiana State Finance Authority VRDN RB Ascension Health Credit Series 2008 E-1 (A-1+/VMIG1)
10,400,000	0.600	01/07/09	10,400,000
Indiana State Finance Authority VRDN RB Floaters Series 2007-1885 (Wells Fargo Bank N.A. SPA) (A-1+)(b)
12,860,000	1.950	01/08/09	12,860,000
Indiana State Finance Authority VRDN RB Putters Series 2006-1642 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
810,000	1.200	01/01/09	810,000
Indianapolis Local Public Improvement Bond Bank Limited Recourse Notes Series 2007 F (SP-1+)
5,800,000	4.000	01/12/09	5,801,433
Purdue University VRDN RB Student Facilities System Series 2005 A (A-1+/VMIG1)
19,140,000	0.350	01/07/09	19,140,000

			$131,461,433

Iowa—0.0%
Iowa Finance Authority RB Revolving Fund Series 2001 (AAA/Aaa)
$3,725,000	5.250%	08/01/09	$3,798,762

Kansas—0.3%
Kansas State DOT Highway VRDN RB Putters Series 2008-2969 (JPMorgan Chase & Co. SPA) (A-1+)(a)
$3,840,000	1.200%	01/01/09	$3,840,000
Kansas State DOT Highway VRDN RB Series 2000 C-1 (Kansas State LOC) (A-1+/VMIG1)
25,210,000	0.450	01/07/09	25,210,000

			$29,050,000

Kentucky—0.2%
Kentucky Asset/Liability Community General Fund TRANS Series 2008 A (SP-1+/MIG1)
$16,400,000	3.000%	06/25/09	$16,494,254
Kentucky Economic Development Finance Authority VRDN RB for Catholic Health Series 2004 C (A-1+/VMIG1)
3,100,000	0.400	01/07/09	3,100,000

			$19,594,254

Louisiana—0.3%
Louisiana Public Facilities Authority Hospital VRDN RB Refunding for Franciscan Mission Series 2008 A (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
$5,000,000	1.050%	01/01/09	$5,000,000
Louisiana Public Facilities Authority VRDN RB Refunding for Christus Health Series 2008 D-1 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
6,300,000	0.680	01/07/09	6,300,000
Saint James Parish VRDN PCRB Refunding for Occidental Petroleum Series 1996 (Bayerische Landesbank LOC) (P-1)
5,585,000	0.810	01/07/09	5,585,000
South Louisiana Commission Port VRDN RB Refunding for Occidental Petroleum Series 1996 (Bank of New York LOC) (P-1)
17,220,000	0.810	01/07/09	17,220,000

			$34,105,000

Maryland—1.1%
Johns Hopkins University Health System CP Series 2008 E (Bank of America N.A. LOC) (A-1+/P1)
$19,500,000	1.100%	01/12/09	$19,500,000
18,700,000	1.100	02/10/09	18,700,000
Maryland State Economic Development Corp. VRDN RB Refunding for Howard Hughes Medical Center Series 2008 B (A-1+/VMIG1)
37,400,000	0.600	01/07/09	37,400,000
Maryland State GO Bonds Capital Improvement Series 2005 A (AAA/Aaa)
2,000,000	5.250	02/15/09	2,008,452
Maryland State GO Bonds Refunding Series 2004 (AAA/Aaa)
9,820,000	5.000	02/01/09	9,844,948
Maryland State GO Bonds State and Local Facilities Series 2004 (AAA/Aaa)
7,000,000	5.000	08/01/09	7,120,507
Maryland State Health & Higher Educational Facilities Authority RB Refunding for Johns Hopkins University Series 1998 (AA/Aa2)
3,605,000	6.000	07/01/09	3,689,681
Maryland State Health & Higher Educational Facilities Authority VRDN RB for Johns Hopkins University Series 2008 B (A-1+/VMIG1)
13,000,000	0.550	01/07/09	13,000,000
Montgomery County GO Bonds Public Improvement Series 2006 A (AAA/Aaa)
4,000,000	5.000	05/01/09	4,037,561
Washington Suburban Sanitation District GO Bonds Refunding General Construction Series 2004 (AAA/Aaa)
3,000,000	5.000	06/01/09	3,034,905

			$118,336,054

Massachusetts—3.0%
Massachusetts Bay Transportation Authority Puttable Floating Option Tax-Exempt Receipts VRDN RB P-Floats-PT-4368 Series 2007 (Wells Fargo Bank SPA) (A-1+)(a)
$5,060,000	1.250%	01/01/09	$5,060,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Tax-Free Money Market Fund (continued)
December 31, 2008

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Massachusetts (continued)

Massachusetts Bay Transportation Authority Sales Tax VRDN RB Putters Series 2006-1387 (JPMorgan Chase & Co. SPA) (A-1+)(a)
$6,720,000	1.180%	01/01/09	$6,720,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB ROCS-RR-II R-11492 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
2,600,000	1.350	01/01/09	2,600,000
Massachusetts Bay Transportation Authority VRDN RB Putters Series 2008-3260 (JPMorgan Chase Bank & Co. SPA) (A-1+)(a)
11,240,000	1.180	01/01/09	11,240,000
Massachusetts Bay Transportation Authority VRDN RB ROCS-RR-II R-9303 Series 2008 (Citigroup Financial Products SPA) (A-1+)(a)
3,760,000	1.350	01/01/09	3,760,000
Massachusetts Bay Transportation Authority VRDN RB ROCS-RR-II R-9304 Series 2008 (Citigroup Financial Products SPA) (A-1+)(a)
5,000,000	1.350	01/01/09	5,000,000
Massachusetts Bay Transportation Sales Tax Austin Trust Certificates VRDN RB Series 2008-1111 (Bank of America N.A. SPA) (A-1+)(a)
3,500,000	1.150	01/01/09	3,500,000
Massachusetts School Building Authority CP Series 2008 A (Bank of Nova Scotia SPA) (A-1/P-1)
7,500,000	1.630	02/06/09	7,500,000
Massachusetts State Austin Trust Certificates VRDN RB for Partners Healthcare Series 2008-1056 (Bank of America N.A. SPA) (A-1+)(a)
5,180,000	1.150	01/01/09	5,180,000
Massachusetts State Development Finance Agency VRDN RB Clark University Series 2008 (T.D. BankNorth N.A. LOC) (A-1+/VMIG1)
6,650,000	0.800	01/07/09	6,650,000
Massachusetts State Development Finance Agency VRDN RB Refunding for Higher Education Smith College Series 2001 (A-1+/VMIG1)
1,367,000	0.750	01/01/09	1,367,000
Massachusetts State GO Notes Series 1999 C (AAA/Aa2)
4,000,000	5.750	09/01/09	4,132,248
Massachusetts State GO RANS Series 2008 C (SP-1+/MIG1)
60,000,000	4.000	05/29/09	60,431,873
Massachusetts State Health & Education Facilities Authority for Partners Healthcare System CP Series 2008 H-1 (A-1+)
17,500,000	1.570	03/02/09	17,500,000
5,000,000	1.570	03/03/09	5,000,000
Massachusetts State Health & Education Facilities Authority for Partners Healthcare System CP Series 2008 H-2 (A-1+)
8,000,000	2.400	01/05/09	8,000,000
8,000,000	1.600	01/12/09	8,000,000
12,000,000	1.700	02/02/09	12,000,000
4,000,000	1.800	02/02/09	4,000,000
4,000,000	1.800	02/03/09	4,000,000
Massachusetts State Health & Educational Facilities Authority for Harvard University CP Series 2009 S-EE (A-1)
6,000,000	0.400	01/14/09	6,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB Boston College ROCS-RR-II R-11320 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
6,495,000	1.350	01/01/09	6,495,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Amherst College Series 2005 I (A-1+/VMIG1)
5,080,000	0.750	01/01/09	5,080,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University Issue Series 2000 Y (A-1+/VMIG1)
5,350,000	0.700	01/01/09	5,350,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University Putters Series 2008-3104 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,040,000	1.200	01/01/09	3,040,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University ROCS-RR-II R-11514 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
5,390,000	1.350	01/01/09	5,390,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University ROCS-RR-II R-12071 Series 2007 (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
17,090,000	1.400	01/01/09	17,090,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University Series 2004 GG-1 (A-1+/VMIG1)
9,135,000	0.750	01/01/09	9,135,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Massachusetts Institute of Technology Series 2001 J-2 (A-1+/VMIG1)
6,650,000	0.700	01/01/09	6,650,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2005 F-3 (Citibank N.A. SPA) (A-1+/VMIG1)
6,000,000	0.950	01/01/09	6,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Tufts University Series 1995 G (Bank of America N.A. SPA) (A-1+/VMIG1)
3,000,000	0.650	01/07/09	3,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Massachusetts (continued)

Massachusetts State Water Pollution Abatement Trust VRDN RB Putters Series 2008-2591 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
$4,100,000	1.180%	01/01/09	$4,100,000
Massachusetts Water Resources Authority CP Series 2008 S-94 (Bayerische Landesbank LOC) (A-1)
10,000,000	1.350	01/02/09	10,000,000
45,600,000	1.250	02/02/09	45,600,000
University of Massachusetts Building Authority VRDN RB Refunding Senior Community GTD Series 2008-4 (Bank of America N.A. SPA) (A-1+)
1,860,000	0.720	01/07/09	1,860,000

			$316,431,121

Michigan—4.9%
Lenawee County Hospital Finance Authority VRDN RB Refunding & Improvement Promedica Healthcare Series 2008 C (UBS AG LOC) (A-1/VMIG1)
$7,000,000	0.940%	01/07/09	$7,000,000
Michigan Municipal Bond Authority BANS Clean Water Series 2008 (SP-1+/MIG1)
17,000,000	3.000	07/15/09	17,192,238
Michigan Municipal Bond Authority RB for Clean Water Revolving Series 1999 (AAA/Aaa)
13,000,000	5.500	10/01/21	13,467,985
Michigan Municipal Bond Authority VRDN RB Putters Series 2002-286 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,100,000	1.200	01/01/09	4,100,000
Michigan Municipal Bond Authority VRDN RB ROCS-RR-II R-11254 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
3,800,000	1.360	01/01/09	3,800,000
Michigan Municipal Bond Authority VRDN RB ROCS-RR-II R-8510 Series 2007 (Citigroup Financial Products SPA) (A-1+)(a)
3,740,000	1.350	01/01/09	3,740,000
Michigan Municipal Bond Water Finance Authority VRDN RB Putters Series 2008-3263 (JPMorgan Chase & Co. SPA) (A-1+)(a)
7,500,000	1.200	01/01/09	7,500,000
Michigan State GO RANS Series 2008 A (SP-1+/MIG1)
174,000,000	3.000	09/30/09	175,339,653
Michigan State GO RANS Series 2008 B (SP-1+/MIG1)
50,000,000	3.000	09/30/09	50,496,140
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 2008 B-1 (A-1+/VMIG1)
25,520,000	0.600	01/07/09	25,520,000
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 2008 B-3 (A-1+/VMIG1)
13,400,000	0.600	01/07/09	13,400,000
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 2008 B-5 (A-1+/VMIG1)
5,000,000	0.600	01/07/09	5,000,000
Michigan State Hospital Finance Authority VRDN RB for Ascension Health Credit Series 2008 B-7 (A-1+/VMIG1)
4,800,000	0.600	01/07/09	4,800,000
Michigan State Hospital Finance Authority VRDN RB for Trinity Health Putters Series 2008-2976 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,110,000	1.200	01/01/09	5,110,000
Michigan State University VRDN RB General Series 2003 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
3,600,000	0.700	01/07/09	3,600,000
Michigan State University VRDN RB Refunding General Series 2003 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
2,000,000	0.700	01/07/09	2,000,000
University of Michigan VRDN RB Floaters Refunding Hospital Series 1998 A-2 (A-1+/VMIG1)
4,000,000	1.350	01/02/09	4,000,000
University of Michigan VRDN RB General Series 2002 (A-1+/VMIG1)
3,840,000	0.800	01/01/09	3,840,000
University of Michigan VRDN RB General Series 2005 B (A-1+/VMIG1)
39,300,000	0.800	01/01/09	39,300,000
University of Michigan VRDN RB General Series 2008 B (A-1+/VMIG1)
70,760,000	0.700	01/01/09	70,760,000
University of Michigan VRDN RB Hospital Series 1995 A (A-1+/VMIG1)
3,700,000	0.650	01/07/09	3,700,000
University of Michigan VRDN RB Hospital Series 2005 A (A-1+/VMIG1)
2,430,000	1.350	01/02/09	2,430,000
University of Michigan VRDN RB Hospital Series 2007 B (A-1+/VMIG1)
35,385,000	0.800	01/01/09	35,385,000
University of Michigan VRDN RB Medical Services Plan Series 2006 A (A-1+/VMIG1)
4,000,000	0.650	01/07/09	4,000,000
University of Michigan VRDN RB Refunding for Hospital Series 1992 A (A-1+/VMIG1)
11,700,000	1.350	01/02/09	11,700,000
University of Michigan VRDN RB Refunding for Medical Service Plan Series 1998 A-1 (A-1+/VMIG1)
10,195,000	1.350	01/02/09	10,195,000

			$527,376,016

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Tax-Free Money Market Fund (continued)
December 31, 2008

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Minnesota—2.5%
Hennepin County GO VRDN Series 2005 A (State Street Bank & Trust Co. SPA) (A-1+/VMIG1)
$14,260,000	1.080%	01/01/09	$14,260,000
Minneapolis Health Care System VRDN RB for Fairview Health Services Series 2008 C (Wells Fargo Bank N.A. LOC) (A-1+/VMIG1)
11,100,000	0.660	01/07/09	11,100,000
Minnesota Public Facilities Authority Water PCRB Series 2005 C (AAA/Aaa)
5,000,000	5.000	03/01/09	5,024,114
Minnesota State GO Bonds Refunding Series 2007 (AAA/Aa1)
12,000,000	5.000	08/01/09	12,227,452
Minnesota State GO Bonds Series 1999 (AAA/Aa1)
3,000,000	5.250	08/01/09	3,058,424
Minnesota State GO VRDN Eagle Series 2008-0045 A (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
6,600,000	1.350	01/01/09	6,600,000
Minnesota State GO VRDN ROCS-RR-II R-11695 Series 2008 (Citigroup Global Markets SPA) (A-1)(a)
5,000,000	1.360	01/01/09	5,000,000
Minnesota State Higher Education Facilities Authority VRDN RB for Carleton College Series 1992 3-L2 (Wells Fargo Bank N.A. SPA) (VMIG1)
1,150,000	1.130	01/01/09	1,150,000
Minnesota State Higher Education Facilities VRDN RB for Carleton College Series 2005 6-D (Wells Fargo Bank N.A. SPA) (VMIG1)
5,600,000	1.050	01/01/09	5,600,000
Rochester County Mayo Clinic CP Series 2000 B (U.S. Bank N.A. SPA) (A-1+)
19,500,000	1.800	01/08/09	19,500,000
Rochester Health Care Facilities VRDN RB Mayo Clinic Series 2008 A (Wells Fargo Bank N.A. SPA) (A-1+/VMIG1)
10,300,000	0.640	01/07/09	10,300,000
Rochester Health Care Facilities VRDN RB Mayo Clinic Series 2008 D (A-1+)
10,000,000	1.680	03/30/09	10,000,000
Rochester Health Care Facilities VRDN RB Mayo Clinic Series 2008 E (A-1+)
6,500,000	1.680	05/07/09	6,500,000
St. Louis Park VRDN RB Refunding for Park Nicollet Health Services Series 2008 A (Wells Fargo Bank N.A. LOC) (A-1+)
5,000,000	1.080	01/01/09	5,000,000
St. Louis Park VRDN RB Refunding for Park Nicollet Health Services Series 2008 B-1 (Wells Fargo Bank N.A. LOC) (A-1+)
7,500,000	1.050	01/01/09	7,500,000
University of Minnesota CP Series 2008 (A-1)
23,350,000	2.000	01/05/09	23,350,000
12,000,000	0.650	01/06/09	12,000,000
17,500,000	0.900	01/06/09	17,500,000
7,010,000	0.650	02/02/09	7,010,000
12,300,000	0.800	02/10/09	12,300,000
24,845,000	1.600	03/02/09	24,845,000
University of Minnesota VRDN RB Refunding Series 2008 A RMKT (University of Minnesota SPA) (A-1+/VMIG1)
12,000,000	0.550	01/07/09	12,000,000
University of Minnesota VRDN RB Weekly Series 1999 A (Landesbank Hessen-Thueringen SPA) (A-1/VMIG1)
34,750,000	0.550	01/07/09	34,750,000

			$266,574,990

Mississippi—0.5%
Jackson County VRDN PCRB Refunding for Chevron USA, Inc. Project Series 1993 (VMIG1)
$7,400,000	1.100%	01/02/09	$7,400,000
Mississippi State GO VRDN for Nissan Project Series 2003 C RMKT (Bank of America N.A. SPA) (A-1+/VMIG1)
16,870,000	0.800	01/07/09	16,870,000
Mississippi State GO VRDN ROCS-RR-II R-12158 Series 2007 (Citibank N.A. SPA) (A-1+/VMIG1)(a)
14,280,000	1.380	01/01/09	14,280,000
Mississippi State Hospital Equipment & Facilities Authority RB for Baptist Memorial Health Services Series 2004 B2 (AA)
18,325,000	2.500	02/05/09	18,325,000

			$56,875,000

Missouri—2.8%
Curators University Systems Facilities VRDN RB Refunding Series 2007 B (A-1+/VMIG1)
$900,000	1.050%	01/01/09	$900,000
Curators University Systems Facilities VRDN RB Series 2006 B (A-1+/VMIG1)
15,605,000	1.350	01/02/09	15,605,000
Kansas City Special Obligation VRDN RB Refunding for H. Roe Bartle Series 2008 E (Bank of America N.A. LOC) (A-1+/VMIG1)
21,250,000	0.710	01/07/09	21,250,000
Missouri Development Finance Board Cultural Facilities VRDN RB for Nelson Gallery Hall Family Foundation Series 2004 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
5,400,000	1.100	01/02/09	5,400,000
Missouri Development Finance Board Cultural Facilities VRDN RB for Nelson Gallery Hall Family Foundation Series 2008 A (JPMorgan Chase & Co. SPA) (A-1+)
72,300,000	1.150	01/02/09	72,300,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Missouri (continued)

Missouri Development Finance Board Cultural Facilities VRDN RB Putters Series 2008-2736 (JPMorgan Chase & Co. SPA) (A-1+)(a)
$6,925,000	1.200%	01/01/09	$6,925,000
Missouri State Cox Health CP Series 2008 B (ScotiaBank (Ireland) LOC) (A-1)
7,000,000	1.000	01/07/09	7,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for Ascension Health Series 2008 C-5 (VMIG1)
9,000,000	3.500	11/15/09	9,151,018
Missouri State Health & Educational Facilities Authority VRDN RB for BJC Health Systems Series 2008 A (U.S. Bank N.A. SPA) (A-1+/VMIG1)
5,000,000	0.950	01/01/09	5,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for BJC Health Systems Series 2008 B (U.S. Bank National SPA) (A-1+/VMIG1)
10,000,000	0.950	01/01/09	10,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for Saint Luke’s Health Systems Series 2008 A (Bank of America N.A. LOC) (A-1+/VMIG1)
19,000,000	0.700	01/07/09	19,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for Saint Luke’s Health Systems Series 2008 B (Bank of America N.A. LOC) (A-1+/VMIG1)
8,250,000	0.700	01/07/09	8,250,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 A-1 RMKT (Bank of America N.A. LOC) (A-1+)
15,500,000	0.710	01/07/09	15,500,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 C-3 RMKT (UBS AG SPA) (A-1+)
31,200,000	0.700	01/07/09	31,200,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 C-5 RMKT (U.S. Bank N.A. SPA) (A-1+)
17,200,000	0.700	01/07/09	17,200,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University ROCS-RR-II R-9300 for Series 2008 (Citigroup Financial Products SPA) (A-1+)(a)
7,200,000	1.350	01/01/09	7,200,000
Missouri State Health & Educational Facilities Authority VRDN RB Putters Series 2008-2587 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
7,955,000	1.200	01/01/09	7,955,000
Missouri State Health & Educational Facilities Authority VRDN RB Refunding for Saint Luke’s Systems Series 2008 C (Bank of America N.A. LOC) (A-1+/VMIG1)
15,000,000	0.700	01/07/09	15,000,000
Missouri State Health & Educational Facilities Authority VRDN RB Refunding for Sisters of Mercy Health System Series 2008 A (Bank of America N.A. SPA) (A-1+/VMIG1)
4,600,000	1.150	01/02/09	4,600,000
Missouri State Health & Educational Facilities Authority VRDN RB Refunding for Sisters of Mercy Health System Series 2008 B (Bank of America N.A SPA) (A-1+/VMIG1)
7,800,000	1.150	01/02/09	7,800,000
Missouri State Highways and Transportation Commission VRDN RB Putters Series 2008-2623 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,435,000	1.200	01/01/09	2,435,000
University of Missouri VRDN RB for Systems Facilities Series 2000 B (A-1+/VMIG1)
3,400,000	1.100	01/02/09	3,400,000
University of Missouri VRDN RB for Systems Facilities Series 2001 A (A-1+/VMIG1)
2,445,000	1.100	01/02/09	2,445,000

			$295,516,018

Montana—0.2%
Montana Facilities Finance Authority VRDN RB for Sisters of Charity Health Systems Series 2003 (Bank of Montreal SPA) (A-1/VMIG1)
$12,000,000	0.760%	01/07/09	$12,000,000
Montana Facilities Finance Authority VRDN RB for Sisters of Charity Series 2006 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
10,345,000	1.150	01/02/09	10,345,000

			$22,345,000

Nebraska—0.2%
Nebraska Educational Finance Authority VRDN RB Refunding for Creighton University Projects Series 2008 (JPMorgan Chase & Co. LOC) (VMIG1)
$3,000,000	1.100%	01/02/09	$3,000,000
Omaha GO VRDN Eagle Tax-Exempt Trust Series 2004-011 Class A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
5,995,000	1.350	01/01/09	5,995,000
Omaha GO VRDN ROCS-RR-II R-9210 Series 2008 (Citigroup, Inc. SPA) (A-1+)(a)
5,985,000	1.000	01/01/09	5,985,000
Omaha Public Power District Electric VRDN RB ROCS-RR-II R-11291 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
8,570,000	1.350	01/01/09	8,570,000

			$23,550,000

Nevada—1.1%
Clark County Bond Bank CP Series 2008 (Bank of America N.A. LOC) (A-1+)
$8,900,000	0.900%	03/13/09	$8,900,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Tax-Free Money Market Fund (continued)
December 31, 2008

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Nevada (continued)

Clark County CP Series 2008 (BNP Paribas LOC) (A-1+/P-1)
$4,000,000	1.350%	01/05/09	$4,000,000
Clark County GO VRDN Putters Series 2008-3228 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,215,000	1.200	01/01/09	5,215,000
Clark County School District GO Bonds Tax Building Series 2008 A (AA/Aa2)
68,000,000	5.000	06/15/09	68,960,991
Clark County School District GO VRDN ROCS-RR-II R-11297 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
8,750,000	1.350	01/01/09	8,750,000
Clark County School District GO VRDN ROCS-RR-II R-8090 Series 2008 (Citigroup Financial Products, Inc.) (A-1+)(a)
3,730,000	1.350	01/01/09	3,730,000
Clark County School District GO VRDN ROCS-RR-II R-8133 Series 2008 (A1+)(a)
3,720,000	1.350	01/01/09	3,720,000
Las Vegas Valley Water CP Series 2007 (BNP Paribas and Lloyds TSB Bank SPA) (A-1+/P-1)
4,000,000	0.700	01/05/09	4,000,000
Las Vegas Valley Water District GO Bonds Refunding & Improvement Series 2008 A (AA+/Aa1)
5,400,000	5.000	02/01/09	5,413,948

			$112,689,939

New Hampshire—0.1%
New Hampshire State GO Bonds Refunding Series 2003 A (AA/Aa2)
$8,480,000	5.000%	07/15/09	$8,659,608

New Jersey—0.9%
New Jersey Economic Development Authority VRDN RB Refunding for School Facilities Construction Series 2008 V3 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
$87,600,000	1.030%	01/07/09	$87,600,000
New Jersey State Environmental Infrastructure RB Series 2007 A (AAA/Aaa)
6,000,000	5.000	09/01/09	6,152,518

			$93,752,518

New Mexico—0.4%
Bernalillo County TRANS Series 2008 (SP-1+/MIG1)
$22,000,000	2.500%	12/15/09	$22,317,776
University of New Mexico VRDN RB Refunding Subordinated Lien Systems Series 2003 B (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
20,810,000	0.850	01/07/09	20,810,000

			$43,127,776

New York—12.9%
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 1A RMKT (Bayerische Landesbank and Landesbank Baden-Wurttemberg LOC) (A-1+/VMIG1)
30,400,000	0.700	01/07/09	30,400,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 Subseries B-1 (Bank of Nova Scotia LOC) (A-1+)
7,600,000	1.050	01/01/09	7,600,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 Subseries B-2 (BNP Paribas LOC) (A-1+)
8,000,000	1.000	01/01/09	8,000,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 Subseries B-3 (Lloyds TSB Bank PLC LOC) (A-1+)
7,800,000	1.050	01/01/09	7,800,000
Metropolitan Transportation Authority VRDN RB Putters Series 2008-3005 (BHAC) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,105,000	1.330	01/01/09	3,105,000
Metropolitan Transportation Authority VRDN RB Series 2005 Subseries G-2 (BNP Paribas LOC) (A-1+/VMIG1)
10,295,000	1.150	01/02/09	10,295,000
Nassau County GO VRDN Series 2007 A (Bank of America N.A. LOC) (A-1+/VMIG1)
1,775,000	0.550	01/07/09	1,775,000
Nassau County IDA Civic Facility VRDN RB for Cold Spring Harbor Laboratory Series 2008 RMKT (JPMorgan Chase & Co. SPA) (VMIG1)
32,150,000	1.050	01/02/09	32,150,000
New York City Austin Trust Certificates GO VRDN Series 2008-1064 (Bank of America N.A. SPA) (A-1+)(a)
8,000,000	1.150	01/01/09	8,000,000
New York City GO VRDN Putters Series 2008-2831 (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,000,000	1.180	01/01/09	5,000,000
New York City GO VRDN Putters Series 2008-2951 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,465,000	1.180	01/01/09	4,465,000
New York City GO VRDN Putters Series 2008-3006 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,660,000	1.180	01/01/09	6,660,000
New York City GO VRDN Putters Series 2008-3181 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,660,000	1.180	01/01/09	6,660,000
New York City GO VRDN Putters Series 2008-3282 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,350,000	1.180	01/01/09	3,350,000
New York City GO VRDN ROCS-RR-II R-11299 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
4,390,000	1.340	01/01/09	4,390,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)

New York City GO VRDN ROCS-RR-II R-11464 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
$5,145,000	1.350%	01/01/09	$5,145,000
New York City GO VRDN ROCS-RR-II R-11501 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
9,170,000	1.340	01/01/09	9,170,000
New York City GO VRDN ROCS-RR-II R-11515 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
5,940,000	1.350	01/01/09	5,940,000
New York City GO VRDN ROCS-RR-II R-11668 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
35,695,000	1.340	01/01/09	35,695,000
New York City GO VRDN Series 1993 Subseries A-4 (Bayerische Landesbank LOC) (A-1+/VMIG1)
6,600,000	1.050	01/02/09	6,600,000
New York City GO VRDN Series 1994 Subseries B-9 RMKT (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
11,800,000	0.650	01/07/09	11,800,000
New York City GO VRDN Series 1996 Subseries J-2 RMKT (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
38,000,000	0.700	01/07/09	38,000,000
New York City GO VRDN Series 1996 Subseries J-3 RMKT (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
18,600,000	0.650	01/07/09	18,600,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank LOC) (A-1+/VMIG1)
15,625,000	0.650	01/07/09	15,625,000
New York City GO VRDN Series 2002 Subseries C-3 (BNP Paribas LOC) (A-1+/VMIG1)
3,900,000	0.700	01/07/09	3,900,000
New York City GO VRDN Series 2002 Subseries C-5 (Bank of New York LOC) (A-1+/VMIG1)
8,625,000	0.610	01/07/09	8,625,000
New York City GO VRDN Series 2003 Subseries A-3 (BNP Paribas LOC) (A-1+/VMIG1)
825,000	0.650	01/07/09	825,000
New York City GO VRDN Series 2003 Subseries A-4 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
6,400,000	0.650	01/07/09	6,400,000
New York City GO VRDN Series 2003 Subseries G-3 (Bank of Nova Scotia LOC) (A-1+/VMIG1)
9,000,000	0.700	01/07/09	9,000,000
New York City GO VRDN Series 2004 Subseries H-1 (Bank of New York LOC) (A-1+/VMIG1)(a)
16,450,000	1.050	01/02/09	16,450,000
New York City GO VRDN Series 2004 Subseries H-2 (Bank of New York LOC) (A-1+/VMIG1)
4,625,000	0.610	01/07/09	4,625,000
New York City GO VRDN Series 2004 Subseries H-3 (Bank of New York LOC) (A-1+/VMIG1)
8,400,000	0.700	01/07/09	8,400,000
New York City GO VRDN Series 2004 Subseries H-8 (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
23,365,000	0.600	01/07/09	23,365,000
New York City GO VRDN Series 2006 Subseries I-4 (Bank of New York LOC) (A-1+/VMIG1)
26,275,000	0.690	01/07/09	26,275,000
New York City GO VRDN Series 2008 Subseries L-4 (Depfa Bank PLC LOC) (A-1+/VMIG1)
3,000,000	0.650	01/02/09	3,000,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 2 Gold Street Series 2006 A (FNMA) (A-1+)
37,500,000	0.600	01/07/09	37,500,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 90 West Street Series 2006 A (FNMA) (A-1+)
39,900,000	0.600	01/07/09	39,900,000
New York City Municipal Finance Authority Water & Sewer Systems VRDN RB ROCS-RR-II R-10301 Series 2007 (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
11,000,000	1.390	01/01/09	11,000,000
New York City Municipal Finance Authority Water & Sewer Systems VRDN RB Second General Fiscal Series 2007 BB-2 (Bank of America N.A. SPA) (VMIG1)
2,660,000	0.950	01/01/09	2,660,000
New York City Municipal Finance Authority Water & Sewer Systems VRDN RB Second General Fiscal Series 2007 BB-4 (Fortis Bank SA SPA) (A-1+/VMIG1)
8,000,000	1.100	01/01/09	8,000,000
New York City Municipal Water Finance Authority Austin Trust Certificates VRDN RB Series 2007-1038 (Bank of America N.A. SPA) (A-1+)(a)
12,173,000	1.150	01/01/09	12,173,000
New York City Municipal Water Finance Authority Austin Trust Certificates VRDN RB Series 2008-1192 (Bank of America N.A. SPA) (A-1+)(a)
2,750,000	1.150	01/01/09	2,750,000
New York City Municipal Water Finance Authority Austin Trust Certificates VRDN RB Series 2008-3306 (Bank of America N.A. SPA) (A-1+)(a)
5,000,000	1.150	01/01/09	5,000,000
New York City Municipal Water Finance Authority CP Series 2008 (Bayerische Landesbank and Westdeutsche Landesbank AG SPA) (A-1)
20,000,000	0.850	01/20/09	20,000,000
14,750,000	1.000	01/21/09	14,750,000
New York City Municipal Water Finance Authority CP Series 5 A (Bayerische Landesbank and Westdeutsche Landesbank AG SPA) (A-1)
68,000,000	1.750	01/08/09	68,000,000
New York City Municipal Water Finance Authority VRDN RB Putters Series 2008-3092 (JPMorgan Chase & Co. SPA) (A-1+)(a)
13,405,000	1.180	01/01/09	13,405,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Tax-Free Money Market Fund (continued)
December 31, 2008

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)

New York City Municipal Water Finance Authority VRDN RB ROCS-RR-II R-11556 Series 2008 (BHAC) (Citibank N.A. SPA) (A-1+)(a)
$3,600,000	1.380%	01/01/09	$3,600,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-3038Z (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,920,000	1.180	01/01/09	3,920,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB ROCS-RR-II R-12010 Series 2007 (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
11,800,000	1.340	01/01/09	11,800,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB Putters Series 2008-2540 (JPMorgan Chase & Co. SPA) (A-1+)(a)
1,455,000	1.180	01/01/09	1,455,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB ROCS-RR-II R-9301 Series 2008 (Citigroup Financial Products SPA) (A-1+)(a)
9,430,000	1.340	01/01/09	9,430,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB Series 2008 Subseries B-4 (BNP Paribas SPA) (A-1+/VMIG1)
4,000,000	0.960	01/01/09	4,000,000
New York City Putters Series 2008-2948 (JPMorgan Chase & Co. SPA) (A-1+)(a)
12,565,000	1.180	01/01/09	12,565,000
New York City Putters Series 2008-2950 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,115,000	1.180	01/01/09	6,115,000
New York City Transitional Finance Authority Austin Trust Certificates VRDN RB Series 2008-1190 (Bank of America N.A. SPA) (A-1+)(a)
3,170,000	1.150	01/01/09	3,170,000
New York City Transitional Finance Authority RB Future Tax Secured Series 1999 B (AAA/Aa1)
6,000,000	5.125	11/01/10	6,116,768
New York City Transitional Finance Authority RB Prerefunded Future Tax Secured Series 1999 C (AAA/Aa1)
3,675,000	5.500	05/01/09	3,751,005
New York City Transitional Finance Authority RB Unrefunded Balance Future Tax Secured Series 1998 A (AAA/Aa1)
5,000,000	5.000	05/15/09	5,100,549
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A-1 (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
39,600,000	0.950	01/07/09	39,600,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A-2 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
3,245,000	0.650	01/07/09	3,245,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A-2 (JPMorgan Chase Bank SPA) (A-1+/VMIG1)
6,600,000	0.650	01/07/09	6,600,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 C (Bayerische Landesbank SPA) (A-1+/VMIG1)
30,900,000	1.150	01/02/09	30,900,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 2001 B (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
13,800,000	1.050	01/02/09	13,800,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 2001 C (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
10,000,000	0.650	01/07/09	10,000,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
15,910,000	0.700	01/07/09	15,910,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1C (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
8,200,000	1.150	01/02/09	8,200,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1D (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
4,250,000	1.050	01/02/09	4,250,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1E (Bayerische Landesbank) (A-1+/VMIG1)
3,945,000	0.600	01/07/09	3,945,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3E (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
42,330,000	1.050	01/02/09	42,330,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3F (Royal Bank of Canada SPA) (A-1+/VMIG1)
6,700,000	1.050	01/02/09	6,700,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3G (Bank of New York SPA) (A-1+/VMIG1)
21,570,000	0.650	01/07/09	21,570,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3H (Royal Bank of Canada SPA) (A-1+/VMIG1)
6,000,000	1.150	01/02/09	6,000,000
New York City Transitional Finance Authority VRDN RB Series 2001 N-11 Reg. D (Citibank N.A. SPA) (VMIG1)(a)
3,000,000	1.340	01/01/09	3,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)

New York City Trust Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A1 RMKT (VMIG1)
$2,500,000	0.800%	01/01/09	$2,500,000
New York City Trust Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2 RMKT (VMIG1)
1,000,000	0.800	01/01/09	1,000,000
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 A1 (Bank of America N.A. SPA) (A-1+/VMIG1)
5,750,000	1.150	01/02/09	5,750,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2005 A Convertible (A-1+)
9,625,000	0.800	01/01/09	9,625,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2008 A (A-1+/VMIG1)
2,000,000	0.800	01/01/09	2,000,000
New York State Dormitory Authority Secondary Issues VRDN RB Eagle Series 2006-0138 (Citibank N.A. SPA) (A-1+)(a)
10,000,000	1.350	01/01/09	10,000,000
New York State Dormitory Authority Secondary Issues VRDN RB for Columbia University ROCS-RR-II R-4122 Series 2008 (A-1+)(a)
7,020,000	1.340	01/01/09	7,020,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-12121 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
4,000,000	1.340	01/01/09	4,000,000
New York State Dormitory Authority VRDN RB for Cornell University Series 1990 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,200,000	1.050	01/02/09	1,200,000
New York State Dormitory Authority VRDN RB for Cornell University Series 2000 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
1,855,000	0.900	01/01/09	1,855,000
New York State Dormitory Authority VRDN RB for Cornell University Series 2000 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
2,300,000	0.900	01/01/09	2,300,000
New York State Dormitory Authority VRDN RB for Fordham University ROCS-R-II R-11559 Series 2008 (BHAC) (Citibank N.A. SPA) (A-1+)(a)
2,940,000	1.370	01/01/09	2,940,000
New York State Dormitory Authority VRDN RB for Mental Health Services Series 2003 Subseries D2G (Bank of Nova Scotia SPA) (A-1+)
3,200,000	1.000	01/01/09	3,200,000
New York State Dormitory Authority VRDN RB for Sloan-Kettering Putters Series 2008-3171 (JPMorgan Chase & Co. SPA) (A-1+)(a)
20,050,000	1.180	01/01/09	20,050,000
New York State Dormitory Authority VRDN RB Vassar College Putters Series 2008-3204 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,635,000	1.180	01/01/09	4,635,000
New York State Environmental Facilities GO CP Series 1997 A (Bayerische Landesbank and Landesbank Hessen-Thueringen LOC) (A-1+)
9,000,000	1.000	04/01/09	9,000,000
New York State Environmental Facilities GO CP Series 1998 A (Bayerische Landesbank, JPMorgan Chase & Co. and Landesbank Hessen-Thueringen LOC (A-1))
26,000,000	1.000	01/12/09	26,000,000
25,000,000	1.100	01/12/09	25,000,000
New York State Environmental Municipal Water VRDN RB Putters Series 2008-3269 (JPMorgan Chase & Co. SPA) (A-1+)(a)
12,970,000	1.180	01/01/09	12,970,000
New York State GO VRDN Environmental Quality Series 1998 G (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
41,800,000	1.750	01/06/09	41,800,000
New York State GO VRDN Series 1993 Subseries A-8 (Westdeutche Landesbank AG LOC) (A-1+/VMIG1)
2,900,000	1.000	01/01/09	2,900,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 A (Westdeutsche Landesbank AG LOC) (A-1+)
7,300,000	0.650	01/07/09	7,300,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 B (BNP Paribas LOC) (A-1+)
5,500,000	0.650	01/07/09	5,500,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 G (Westdeutsche Landesbank AG LOC) (A-1+)
16,600,000	0.700	01/07/09	16,600,000
New York State Housing Finance Agency Service Contract VRDN RB Refunding Series 2003 I (Landesbank Hessen-Thueringen LOC) (A-1+)
14,300,000	0.700	01/07/09	14,300,000
New York State Housing Finance Agency VRDN RB 100 Maiden Lane Series 2004 A RMKT (FNMA) (VMIG1)
19,500,000	0.750	01/07/09	19,500,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA) (VMIG1)
7,800,000	0.600	01/07/09	7,800,000
New York State Housing Finance Agency VRDN RB for Historic Front Street Housing Series 2003 A (Bank of New York LOC) (VMIG1)
5,000,000	0.700	01/07/09	5,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Tax-Free Money Market Fund (continued)
December 31, 2008

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)

New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT (FNMA) (VMIG1)
$31,800,000	0.550%	01/07/09	$31,800,000
New York State Local Government Assistance Corp. VRDN RB Refunding Senior Lien Series 2008 B-CV (Royal Bank of Canada SPA) (A-1+/VMIG1)
5,175,000	0.800	01/07/09	5,175,000
New York State Local Government Assistance Corp. VRDN RB Series 1993 A (Bayerische Landesbank and Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
65,800,000	0.700	01/07/09	65,800,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 C (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
28,300,000	0.700	01/07/09	28,300,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 G (Bank of Nova Scotia LOC) (A-1+/VMIG1)
3,900,000	0.600	01/07/09	3,900,000
Port Authority of New York & New Jersey VRDN RB Putters Series 2008-3094 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
13,330,000	1.180	01/01/09	13,330,000
Tompkins County IDA VRDN RB for Cornell University Civic Facilities Series 2008 A-1 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
6,100,000	1.050	01/02/09	6,100,000
Triborough Bridge & Tunnel Authority Austin Trust Certificates VRDN RB Series 2008-1184 (Bank of America N.A. SPA) (A-1+)(a)
1,250,000	1.150	01/01/09	1,250,000
Triborough Bridge & Tunnel Authority Austin Trust Certificates VRDN RB Series 2008-1188 (Bank of America N.A. SPA) (A-1+)(a)
3,000,000	1.150	01/01/09	3,000,000
Triborough Bridge & Tunnel Authority VRDN RB General Series 2001 B RMKT (State Street Bank & Trust Co. LOC) (A-1+/VMIG1)
3,010,000	0.600	01/07/09	3,010,000
Triborough Bridge & Tunnel Authority VRDN RB Putters Series 2008-3063 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,000,000	1.180	01/01/09	5,000,000
Triborough Bridge & Tunnel Authority VRDN RB Putters Series 2008-3093 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,600,000	1.180	01/01/09	2,600,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2002 F (ABN AMRO Bank N.V. SPA) (A-1+/VMIG1)
7,490,000	0.750	01/01/09	7,490,000
Triborough Bridge & Tunnel Authority VRDN RB ROCS-RR-II R-4096 Series 2008 (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
5,300,000	1.340	01/01/09	5,300,000
Triborough Bridge & Tunnel Authority VRDN RB ROCS-RR-II R-8141 Series 2008 (Citigroup Financial Products SPA) (VMIG1)(a)
6,000,000	1.340	01/01/09	6,000,000

			$1,379,101,322

North Carolina—5.0%
Buncombe County Metropolitan Sewer District Systems VRDN RB Refunding Series 2008 B (Bank of America N.A. SPA) (A-1+)
$22,065,000	1.200%	01/01/09	$22,065,000
Charlotte Douglas International Airport VRDN RB Refunding Series 2008 D (Bank of America N.A. LOC) (A-1+/VMIG1)
4,700,000	0.800	01/07/09	4,700,000
Charlotte Douglas International Airport VRDN RB Series 2007 B (Bank of America N.A. LOC) (A-1+/VMIG1)
8,575,000	0.799	01/07/09	8,575,000
Charlotte VRDN COPS Transit Projects Series 2004 B (Bank of America N.A. SPA) (A-1+/VMIG1)
12,990,000	0.700	01/07/09	12,990,000
Charlotte Water & Sewer Systems VRDN RB Refunding Series 2002 C (Bank of America N.A. SPA) (A-1+/VMIG1)
12,000,000	1.150	01/01/09	12,000,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems VRDN RB Refunding for Carolinas Healthcare Series 2005 B (Bank of America N.A. SPA) (A-1+/VMIG1)
9,920,000	0.900	01/02/09	9,920,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems VRDN RB Refunding for Carolinas Healthcare Series 2005 C (Bank of America N.A. SPA) (A-1+/VMIG1)
150,000	1.050	01/02/09	150,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems VRDN RB Refunding for Carolinas Healthcare Series 2005 D (Bank of America N.A. SPA) (A-1+/VMIG1)
280,000	1.070	01/01/09	280,000
Greensboro Enterprise System VRDN RB Series 2005 B (Bank of America N.A. SPA) (A-1+/VMIG1)
6,935,000	1.200	01/01/09	6,935,000
Greensboro GO VRDN Public Improvement Series 2008 B (Bank of America N.A. SPA) (A-1+/VMIG1)
7,450,000	1.200	01/01/09	7,450,000
Guilford County GO VRDN Series 2004 (Bank of America N.A. SPA) (A-1+/VMIG1)
11,550,000	0.800	01/07/09	11,550,000
Guilford County GO VRDN Series 2004 C (Bank of America N.A. SPA) (AAA/Aa1)
17,150,000	0.800	01/07/09	17,150,000
Mecklenburg County GO Bonds Refunding Series 2004 C (AAA/Aaa)
2,700,000	5.000	03/01/09	2,713,780

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

North Carolina (continued)

Mecklenburg County GO VRDN for Public Improvement Series 2000 C (Bank of America N.A. SPA) (A-1+/VMIG1)
$4,300,000	0.740%	01/07/09	$4,300,000
Mecklenburg County GO VRDN Series 1996 C (Bank of America N.A. SPA) (A-1+/VMIG1)
5,100,000	1.150	01/01/09	5,100,000
Mecklenburg County GO VRDN Series 2003 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
7,035,000	0.800	01/07/09	7,035,000
Mecklenburg County GO VRDN Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
5,965,000	1.750	01/01/09	5,965,000
Mecklenburg County GO VRDN Series 2006 A (AAA/Aaa)
11,000,000	2.000	01/01/09	11,091,539
Mecklenburg County VRDN COPS Series 2001 (Bank of America N.A. SPA) (A-1+/VMIG1)
8,130,000	1.210	01/01/09	8,130,000
North Carolina Capital Facilities Finance Agency GO VRDN for Wake Forest University Series 2004 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
1,700,000	1.150	01/01/09	1,700,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2005-0060 Class A (Citibank N.A. SPA) (A-1+)(a)
15,600,000	1.360	01/01/09	15,600,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2006-0012 A (Citibank N.A SPA) (A1+)(a)
14,365,000	1.360	01/01/09	14,365,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2007-0015 A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
10,890,000	1.340	01/01/09	10,890,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2007-0016 Class A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
13,110,000	1.340	01/01/09	13,110,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Putters Series 2008-3248 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,185,000	1.200	01/01/09	4,185,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University ROCS-RR-II R-12072 Series 2007 (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
8,600,000	1.440	01/01/09	8,600,000
North Carolina Capital Facilities Finance Agency VRDN RB for Wake Forest University Series 2004 B (A-1+/VMIG1)
8,260,000	1.730	01/01/09	8,260,000
North Carolina Duke University CP Series 2008 (A1-A2)
2,296,000	0.700	01/05/09	2,296,000
7,000,000	0.700	01/28/09	7,000,000
2,500,000	0.650	03/23/09	2,500,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB for Catholic Health East Series 2008 (JPMorgan Chase & Co. LOC) (A-1+/VMIG1)
9,500,000	0.950	01/02/09	9,500,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB for Novant Health Group Series 2004 A (JPMorgan Chase & Co. SPA) (A-1/VMIG1)
6,100,000	0.700	01/07/09	6,100,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB for Novant Health Group Series 2004 B (JPMorgan Chase & Co. SPA) (A-1/VMIG1)
3,285,000	1.200	01/07/09	3,285,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB Refunding for Duke University Health Systems Series 2005 C (Suntrust Bank SPA) (A-1+/VMIG1)
4,090,000	0.750	01/07/09	4,090,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB ROCS-RR-II R-10313 Series 2007 (Citigroup Financial Products SPA) (A-1+)(a)
15,405,000	1.420	01/01/09	15,405,000
North Carolina State GO Bonds Highway Series 2004 (AAA/Aaa)
8,000,000	5.000	05/01/09	8,083,978
North Carolina State GO VRDN for Public Improvement Series 2002 D (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
35,715,000	0.800	01/07/09	35,715,000
North Carolina State GO VRDN for Public Improvement Series 2002 E (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
39,335,000	0.550	01/07/09	39,335,000
North Carolina State GO VRDN for Public Improvement Series 2002 G (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
6,480,000	0.800	01/07/09	6,480,000
North Carolina State GO VRDN Putters Series 2008-2768 (JPMorgan Chase & Co. SPA) (A-1+)(a)
7,055,000	1.200	01/01/09	7,055,000
North Carolina State GO VRDN Refunding Series 2002 C (Bayerische Landesbank SPA) (A-1+/VMIG1)
7,680,000	0.850	01/07/09	7,680,000
North Carolina State GO VRDN Refunding Series 2002 D (Landesbank Baden-Wurttemberg SPA) (A-1+/VMIG1)
14,000,000	0.800	01/07/09	14,000,000
North Carolina State GO VRDN Refunding Series 2002 E (Bayerische Landesbank SPA) (A-1+/VMIG1)
23,060,000	0.750	01/07/09	23,060,000
North Carolina State University Raleigh VRDN RB Series 2003 B (Bayerische Landesbank SPA) (A-1+/VMIG1)
800,000	1.050	01/07/09	800,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Tax-Free Money Market Fund (continued)
December 31, 2008

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

North Carolina (continued)

Raleigh Comb Enterprise System VRDN RB Eagle Series 2007-0010 A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
$4,950,000	1.340%	01/01/09	$4,950,000
Raleigh VRDN RB ROCS-RR-II R-645 Series 2006 (Citibank N.A. SPA) (F1+)(a)
6,525,000	1.350	01/01/09	6,525,000
University of North Carolina CP Series 2008 A (A-1)
7,000,000	1.000	03/02/09	7,000,000
University of North Carolina Hospital Chapel Hill VRDN RB Refunding Series 2003 A (Bank of America N.A. SPA) (A-1+/VMIG1)
6,450,000	1.200	01/01/09	6,450,000
University of North Carolina Hospital Chapel Hill VRDN RB Series 2001 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
9,875,000	1.100	01/02/09	9,875,000
University of North Carolina VRDN RB Eagle Series 2006-0024 Class A (Landesbank Hessen-Thueringen SPA) (A-1)(a)
19,800,000	1.350	01/01/09	19,800,000
University of North Carolina VRDN RB Eagle Tax-Exempt Trust Series 2005-3014 Class A (Citibank N.A. SPA) (A-1+)(a)
10,345,000	1.360	01/01/09	10,345,000
University of North Carolina VRDN RB ROCS-RR-II R-11292 for Chapel Hill Hospital Series 2007 (Citibank N.A. SPA) (A-1+)(a)
3,080,000	1.350	01/01/09	3,080,000
University of North Carolina VRDN RB Series 2001 B (A-1+/VMIG1)
6,550,000	0.400	01/07/09	6,550,000
University of North Carolina VRDN RB Series 2001 C (A-1+/VMIG1)
910,000	0.800	01/07/09	910,000
Wake County GO BANS Series 2008 (SP-1+/MIG1)
11,000,000	3.500	10/15/09	11,153,083
Wake County GO VRDN for Public Improvement Series 2003 C (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
8,150,000	1.150	01/01/09	8,150,000
Wake County GO VRDN School Series 2007 B (Bank of America N.A. SPA) (A-1+/VMIG1)
16,900,000	1.150	01/01/09	16,900,000

			$538,883,380

Ohio—3.8%
Cleveland Clinic CP Series 2008 (A-1)
$20,000,000	1.050%	03/02/09	$20,000,000
Cleveland Clinic VRDN RB Floater Certificates Series 2008-59C (Wells Fargo & Co. SPA) (VMIG1)(a)
17,000,000	1.220	01/01/09	17,000,000
Cleveland Waterworks VRDN RB Series 2008 Q (Bank of America N.A. LOC) (A-1+/VMIG1)
7,000,000	1.200	01/01/09	7,000,000
Columbus GO VRDN Putters Series 2007-2365 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,360,000	1.200	01/01/09	4,360,000
Columbus GO VRDN ROCS-RR-II R-11293 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
6,000,000	1.350	01/01/09	6,000,000
Columbus GO VRDN Sanitation Sewer System Series 2006-1 (A-1+/VMIG1)
16,750,000	0.800	01/01/09	16,750,000
Columbus Sewer VRDN RB Putters Series 2008-2456 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,005,000	1.200	01/01/09	3,005,000
Cuyahoga County VRDN RB Cleveland Clinic Series 2004 Subseries B1 (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
2,500,000	1.050	01/02/09	2,500,000
Franklin County Hospital VRDN RB for Nationwide Children’s Hospital Project Series 2008 E (JPMorgan Chase & Co. SPA) (VMIG1)
16,265,000	1.000	01/01/09	16,265,000
Franklin County Hospital VRDN RB Improvement for Nationwide Children’s Hospital Project Series 2008 B (VMIG1)
13,600,000	0.750	01/01/09	13,600,000
Lucas County Hospital VRDN RB for Promedica Healthcare Series 2008 B (UBS AG LOC) (A-1/VMIG1)
4,000,000	0.940	01/07/09	4,000,000
Montgomery County VRDN RB Catholic Health Series 2004 B2 (Bayrische Landesbank SPA) (A-1+/VMIG1)
1,785,000	0.800	01/07/09	1,785,000
Montgomery County VRDN RB for Catholic Health Series 2006 B-1 (A-1+/VMIG1)
15,325,000	0.600	01/07/09	15,325,000
Montgomery County VRDN RB for Catholic Healthcare Initiative Series 2006 B-2 (A-1+/VMIG1)
21,375,000	0.700	01/07/09	21,375,000
Ohio State GO Bonds Series 2007 A (AA+/Aa1)
4,500,000	5.000	06/15/09	4,568,361
Ohio State GO VRDN Common Schools Series 2005 A (A-1+/VMIG1)
18,800,000	0.350	01/07/09	18,800,000
Ohio State GO VRDN Common Schools Series 2005 B (A-1+/VMIG1)
4,400,000	0.300	01/07/09	4,400,000
Ohio State GO VRDN Common Schools Series 2006 C (A-1+/VMIG1)
5,860,000	0.750	01/07/09	5,860,000
Ohio State GO VRDN for Infrastructure Improvement Series 2001 B (A-1+/VMIG1)
10,900,000	0.350	01/07/09	10,900,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 B (A-1+/VMIG1)
20,900,000	0.650	01/07/09	20,900,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Ohio (continued)

Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 D (A-1+/VMIG1)
$6,900,000	0.650%	01/07/09	$6,900,000
Ohio State GO VRDN ROCS-RR-II R-1116 Series 2008 (Citigroup Financial Products SPA) (A-1+)(a)
5,055,000	1.280	01/01/09	5,055,000
Ohio State GO VRDN ROCS-RR-II R-4113 Series 2008 (Citigroup Financial Products SPA) (A-1+)(a)
6,470,000	1.280	01/01/09	6,470,000
Ohio State GO VRDN ROCS-RR-II R-4525 Series 2003 (Citigroup Financial Products SPA) (A-1+)(a)
4,480,000	1.350	01/01/09	4,480,000
Ohio State GO VRDN ROCS-RR-II R-6113 Series 2008 (Citigroup Financial Products SPA) (A-1+)(a)
9,330,000	1.280	01/01/09	9,330,000
Ohio State Higher Educational Facility Commission VRDN RB for Cleveland Clinic Series 2008 B-3 (A-1+/VMIG1)
21,875,000	1.000	01/02/09	21,875,000
Ohio State Higher Educational Facility Commission VRDN RB for Cleveland Clinic Series 2008 B-4 (A-1+/VMIG1)
51,575,000	1.000	01/02/09	51,575,000
Ohio State Higher Educational Facility Commission VRDN RB for University Hospital Health System Series 2008 B (RBS Citizens N.A. LOC) (A-1+/VMIG1)
7,600,000	0.660	01/07/09	7,600,000
Ohio State Higher Educational Facility VRDN RB for Oberlin College Project Series 2005 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
5,350,000	0.650	01/07/09	5,350,000
Ohio State University General Receipts RB Series 2005 A (AA/Aa2)
5,420,000	5.000	06/01/09	5,490,131
Ohio State University General Receipts VRDN RB Putters Series 2008-2548 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
1,290,000	1.200	01/01/09	1,290,000
Ohio State University General Receipts VRDN RB Series 1999 B (A-1+/VMIG1)
3,200,000	0.350	01/07/09	3,200,000
Ohio State University General Receipts VRDN RB Series 2001 (A-1+/VMIG1)
33,200,000	0.800	01/02/09	33,200,000
Ohio State University General Receipts VRDN RB Series 2005 B (A-1+/VMIG1)
27,000,000	0.300	01/07/09	27,000,000

			$403,208,492

Oklahoma—1.0%
Oklahoma State Turnpike Authority VRDN RB Refunding Second Series 2006 D Convertible (BBVA Capital Funding SPA, Fortis Bank SA and Lloyds TSB Bank PLC) (VMIG1)
27,900,000	1.200	01/01/09	27,900,000
Oklahoma State Turnpike Authority VRDN RB Refunding Second Series 2006 E Convertible (BBVA Capital Funding SPA, Fortis Bank SA and Lloyds TSB Bank PLC) (VMIG1)
14,000,000	1.150	01/02/09	14,000,000
Oklahoma State Turnpike Authority VRDN RB Refunding Second Series 2006 F Convertible (BBVA Capital Funding SPA, Fortis Bank SA and Lloyds TSB Bank PLC) (VMIG1)
63,900,000	1.150	01/02/09	63,900,000

			$105,800,000

Oregon—1.2%
Clackamas County Oregon Providence Health Services CP Series 2008 (A-1)
$8,500,000	1.200%	03/02/09	$8,500,000
9,000,000	2.050	03/02/09	9,000,000
22,000,000	0.800	03/11/09	22,000,000
17,500,000	0.800	04/02/09	17,500,000
Oregon State GO VRDN Series 1985 73-E (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
7,100,000	0.600	01/07/09	7,100,000
Oregon State GO VRDN Series 1985 73-F (Bayerische Landesbank SPA) (VMIG1)
41,400,000	0.600	01/07/09	41,400,000
Oregon State GO VRDN Welfare Series 1985 73-H (Bayerische Landesbank SPA) (A-1+/VMIG1)
20,000,000	0.650	01/07/09	20,000,000
Umatilla County Hospital Facility Authority VRDN RB Catholic Health Series 1997 B (Bayerische Landesbank N.A. SPA) (A-1+/VMIG1)
6,900,000	0.830	01/07/09	6,900,000

			$132,400,000

Pennsylvania—2.8%
Delaware Valley Regional Finance Authority Local Government VRDN RB Putters Series 2008-3011 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
$8,645,000	1.180%	01/01/09	$8,645,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1985 B (Bayerische Landesbank LOC) (A-1/VMIG1)
600,000	0.850	01/07/09	600,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1985 C (Bayerische Landesbank LOC) (A-1/VMIG1)
6,800,000	0.850	01/07/09	6,800,000
Delaware Valley Regional Finance Authority Local Government VRDN RB Series 1986 Mode 1 (Bayerische Landesbank LOC) (A-1/VMIG1)
6,850,000	0.850	01/07/09	6,850,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Tax-Free Money Market Fund (continued)
December 31, 2008

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Pennsylvania (continued)

Geisinger Health Systems Authority VRDN RB Series 2002 (Fleet National Bank SPA) (A-1+/VMIG1)
$5,100,000	0.850%	01/02/09	$5,100,000
Lehigh County General Purpose Authority VRDN RB for Muhlenberg College Series 2008 (Bank of America N.A. LOC) (A-1+/VMIG1)
6,280,000	1.050	01/01/09	6,280,000
Lehigh County General Purpose Hospital VRDN RB Lehigh Valley Health Network Series 2008 C (Bank of America N.A. LOC) (A-1+/VMIG1)
3,000,000	1.100	01/02/09	3,000,000
Pennsylvania Higher Educational Facilities Authority VRDN RB for Thomas Jefferson University Series 2008 B (JPMorgan Chase & Co. LOC) (VMIG1)
26,935,000	1.000	01/01/09	26,935,000
Pennsylvania State GO Bonds First Series 2008 (AA/Aa2)
9,665,000	5.000	05/15/09	9,779,075
Pennsylvania State GO Bonds Refunding & Projects First Series 2004 (AA/Aa2)
6,000,000	5.250	02/01/09	6,015,480
Pennsylvania State GO Bonds Refunding Series 2002 (AA/Aa2)
2,000,000	5.000	02/01/09	2,005,402
Pennsylvania State GO VRDN Putters Series 2008-3150 (JPMorgan Chase Bank & Co. SPA) (A-1+)(a)
1,135,000	1.180	01/01/09	1,135,000
Pennsylvania State GO VRDN ROCS-RR-II R-11056 (Citibank N.A. SPA) (A-1+)(a)
3,700,000	1.350	01/01/09	3,700,000
Pennsylvania State Higher Educational Facilities Authority VRDN RB for Thomas Jefferson University Series 2008 A (JPMorgan Chase & Co. LOC) (VMIG1)
17,900,000	1.000	01/01/09	17,900,000
Pennsylvania State Turnpike Commission VRDN RB Multi-Modal Series 2008 C (Bank of America N.A. LOC) (A-1+/VMIG1)
16,000,000	0.950	01/01/09	16,000,000
Pennsylvania State University VRDN RB Series 2002 A (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
30,930,000	1.080	01/01/09	30,930,000
Philadelphia GO TRANS Series 2008 A (SP-1+/MIG1)
103,500,000	3.500	06/30/09	104,259,795
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB Children’s Hospital Project Series 2002 B (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
7,400,000	1.050	01/02/09	7,400,000
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB Children’s Hospital Project Series 2005 A (Bank of America N.A. SPA) (A-1+/VMIG1)
29,500,000	1.050	01/02/09	29,500,000
Philadelphia Water & Wastewater Systems VRDN RB Series 1997 B RMKT (Bank of America N.A. LOC) (A-1+/VMIG1)
5,000,000	0.750	01/07/09	5,000,000
St. Mary’s Hospital Authority Bucks County VRDN RB for Catholic Healthcare Series 2004 C (A-1+/VMIG1)
3,950,000	0.650	01/07/09	3,950,000

			$301,784,752

Rhode Island—0.8%
Rhode Island Health & Education Building Corp. Higher Educational Facilities VRDN RB for Brown University Series 2001 B (A-1+/VMIG1)
$11,865,000	0.850%	01/01/09	$11,865,000
Rhode Island State & Providence Plantations GO TANS Series 2008 (SP-1+)
73,793,000	3.500	06/30/09	74,277,472

			$86,142,472

South Carolina—0.2%
Charleston Waterworks & Sewer VRDN RB Refunding System Series 2007 (Bank of America N.A. SPA) (A-1+)
$6,000,000	1.200%	01/01/09	$6,000,000
Greenville Hospital System Facilities VRDN RB Refunding Series 2008 C (Bank of America N.A. LOC) (A-1+/VMIG1)
6,195,000	1.200	01/01/09	6,195,000
South Carolina State GO VRDN ROCS-RR-II R-692WF Series 2006 (Wells Fargo Bank SPA) (VMIG1)(a)
1,830,000	1.340	01/01/09	1,830,000
South Carolina Transportation Infrastructure Bank VRDN RB Refunding Series 2003 B1 RMKT (Bank of America N.A. LOC) (VMIG1)
5,985,000	0.800	01/07/09	5,985,000

			$20,010,000

Tennessee—3.9%
Chattanooga Health Educational & Housing Facilities Board VRDN RB Catholic Health Series 2004 C (A-1+/VMIG1)
$24,150,000	0.600%	01/07/09	$24,150,000
City of Memphis GO CP Series 2001 (Westdeutsche Landesbank AG SPA) (A-1)
17,500,000	1.200	03/12/09	17,500,000
Memphis GO CP Series 2001 (Westdutsche Landesbank AG SPA) (A-1+)
77,000,000	1.100	02/02/09	77,000,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2000 B (A-1+/VMIG1)
29,570,000	0.800	01/01/09	29,570,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Tennessee (continued)

Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2003 A (A-1+/VMIG1)
$27,485,000	0.800%	01/01/09	$27,485,000
Metropolitan Government of Nashville & Davidson County GO Bonds Series 2005 A (AAA/Aaa)
4,000,000	5.000	01/01/09	4,000,158
Shelby County Health Educational & Housing Facilities Board VRDN RB for Baptist Memorial Healthcare Series 2004 A (AA)
158,600,000	2.500	04/02/09	158,600,000
Shelby County Health Educational & Housing Facilities Board VRDN RB for St. Jude Children’s Hospital Putters Series 2008-2915Z (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,630,000	1.200	01/01/09	3,630,000
Tennessee State GO CP Series 2008 A (Tennessee Consolidated Retirement System SPA) (A-1+)
38,000,000	0.900	02/02/09	38,000,000
17,610,000	1.150	02/12/09	17,610,000
2,000,000	0.800	03/02/09	2,000,000
Vanderbilt University CP Series 2008 A (A-1+/P-1)
17,000,000	1.850	01/05/09	17,000,000

			$416,545,158

Texas—18.6%
Aldine ISD GO VRDN Putters Series 2008-3234 (PSF-GTD) (JPMorgan Chase & Co. SPA) (A-1+)(a)
$7,620,000	1.250%	01/01/09	$7,620,000
Austin GO Bonds for Public Improvement Series 1999 (AAA/Aa1)
10,350,000	5.375	09/01/09	10,564,860
Bastrop ISD Eclipse Funding Trust GO VRDN Series 2007-0087 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
10,975,000	1.240	01/01/09	10,975,000
Cypress-Fairbanks ISD GO VRDN Eagle Series 2008-0051 A (PSF-GTD) (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
6,650,000	1.350	01/01/09	6,650,000
Cypress-Fairbanks ISD GO VRDN Putters Series 2006-1308 (PSF-GTD) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
6,495,000	1.250	01/01/09	6,495,000
Dallas Area Rapid Transit Sales Tax VRDN RB Eagle Series 2008-0017 A (Citigroup Financial Products) (A-1+/VMIG1)(a)
7,300,000	1.350	01/01/09	7,300,000
Dallas County Community College District GO TANS Series 2004 (Aaa)
3,355,000	5.000	02/15/09	3,367,183
Dallas Water CP Notes Series 2008 (Bank of America N.A. SPA) (A-1)
30,000,000	1.650	02/02/09	30,000,000
Denton ISD GO VRDN for School Building Series 2006 B (PSF-GTD) (Bank of America N.A. SPA) (A-1+)
5,200,000	1.150	01/01/09	5,200,000
Denton ISD GO VRDN Putters Series 2008-2603 (PSF-GTD) (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,700,000	1.250	01/01/09	3,700,000
Denton ISD GO VRDN Putters Series 2008-2765 (PSF-GTD) (JPMorgan Chase & Co. SPA) (A-1+)(a)
7,000,000	1.250	01/01/09	7,000,000
Eagle Mountain and Saginaw ISD GO VRDN Floater Certificates Series 2008 53C (PSF-GTD) (Wells Fargo & Co. SPA) (F1+)(a)
24,000,000	1.220	01/01/09	24,000,000
El Paso Water & Sewer Systems CP Series 2008 (JPMorgan Chase & Co. SPA) (A-1)
4,000,000	1.100	01/13/09	4,000,000
Frenship ISD Eclipse Funding Trust GO VRDN Series 2007-0083 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
22,825,000	1.240	01/01/09	22,825,000
Frisco ISD GO VRDN Floater Series 2008-19C 144A (PSF-GTD) (Wells Fargo & Co. SPA) (F1+)(a)
14,555,000	1.220	01/01/09	14,555,000
Grand Prairie ISD Eclipse Funding Trust GO VRDN Series 2007-0067 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
10,222,500	1.150	01/01/09	10,222,500
Harris County Cultural Educational Facilities Finance Corp. VRDN RB for Methodist Hospital Series 2008 Subseries C-1 (A-1+)
49,060,000	0.950	01/02/09	49,060,000
Harris County Flood Control District GO VRDN ROCS-RR-II R-11313 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
6,765,000	1.350	01/01/09	6,765,000
Harris County GO VRDN Putters Series 2008-2808 (JPMorgan Chase & Co.) (VMIG1)(a)
7,495,000	1.200	01/01/09	7,495,000
Harris County GO VRDN ROCS-RR-II R-11314 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
10,000	1.350	01/01/09	10,000
Harris County GO VRDN ROCS-RR-II R-12191 Series 2007 (Citigroup Financial Products and Bank of New York SPA) (A-1+/VMIG1)(a)
13,255,000	1.430	01/01/09	13,255,000
Harris County Health Facilities Development Corp. VRDN RB for Baylor College Series 2007 A2 RMKT (Bank of America N.A. LOC) (A-1+/VMIG1)
11,000,000	1.050	01/02/09	11,000,000
Harris County Health Facilities Development Corp. VRDN RB for St. Luke’s Episcopal Hospital Series 2001 B (Bank of America N.A. SPA, Bayerische Landesbank, JPMorgan Chase & Co. and Northern Trust) (A-1+)

217,500,000	1.100	01/02/09	217,500,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Tax-Free Money Market Fund (continued)
December 31, 2008

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)

Houston Higher Education Finance Corp. VRDN RB for Rice University Floaters Series 2007-2042 (Wells Fargo Bank N.A. SPA) (VMIG1)(b)
$15,560,000	1.950%	01/01/09	$15,560,000
Houston Higher Education Finance Corp. VRDN RB for Rice University ROCS-RR-II R-11066 (Citibank N.A. SPA) (A-1+)(a)
4,585,000	1.350	01/01/09	4,585,000
Houston ISD GO Bonds Prerefunded Series 1999 A (PSF-GTD) (AAA/Aaa)
5,000,000	4.750	02/15/09	5,016,952
Houston ISD GO VRDN Eagle Series 2008-0018 Class A (PSF-GTD) (Citigroup Financial Products) (A-1+/VMIG1)(a)
4,950,000	1.350	01/01/09	4,950,000
Houston ISD GO VRDN ISD Putters Series 2008-3256 (PSF-GTD) (JPMorgan Chase Bank & Co. SPA) (A-1+)(a)
6,475,000	2.800	01/01/09	6,475,000
Houston ISD GO VRDN ROCS-RR-II R-11394 Series 2008 (PSF-GTD) (Citibank N.A. SPA) (A-1+)(a)
7,500,000	1.330	01/01/09	7,500,000
Houston Utilities System VRDN RB Series 2008 A-2 (Bank of America N.A. LOC) (A-1+/VMIG1)
6,200,000	1.200	01/01/09	6,200,000
Irving ISD Puttable Floating Options Tax-Exempts Receipts GO VRDN P-Floats-PT-3954 Series 2007 (PSF-GTD) (Wells Fargo Bank SPA) (F1+)(a)
8,900,000	1.240	01/01/09	8,900,000
Judson ISD GO VRDN Floaters Series 2007-1859 (PSF-GTD) (Wells Fargo Bank N.A. SPA) (VMIG1)(a)
3,950,000	1.150	01/01/09	3,950,000
Keller ISD GO VRDN Putters Series 2008-2616 (PSF-GTD) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,670,000	1.250	01/01/09	2,670,000
La Vernia ISD Eclipse Funding Trust GO VRDN Series 2007-0081 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
10,020,000	1.240	01/01/09	10,020,000
Lamar Consolidated ISD GO VRDN ROCS-RR-II R-10276 Series 2007 (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
5,120,000	1.350	01/01/09	5,120,000
Lubbock Health Facilities Development Corp. VRDN RB Refunding for St. Joseph Health Systems Series 2008 A (A-1+/VMIG1)
16,585,000	1.050	01/01/09	16,585,000
Manor Texas ISD Eclipse Funding Trust GO VRDN Series 2007-0088 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
10,195,000	1.150	01/01/09	10,195,000
North East ISD Eclipse Funding Trust GO VRDN Solar Eclipse Series 2007-0101 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
4,190,000	1.240	01/01/09	4,190,000
North East ISD GO VRDN Eagle Series 2007-0123 A (PSF-GTD) (Banco Bilbao Vizcaya Argentaria SPA) (A-1+)(a)
8,935,000	1.340	01/01/09	8,935,000
North East ISD GO VRDN Putters Series 2008-2818 (PSF-GTD) (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,970,000	1.250	01/01/09	5,970,000
North Texas Municipal Water District Austin Trust Certificates VRDN RB Series 2008-1174 (Bank of America N.A. SPA) (A-1+)(a)
2,140,000	1.200	01/01/09	2,140,000
Red River Education Finance VRDN RB Christian University Project Series 2000 (VMIG1)
5,400,000	0.800	01/07/09	5,400,000
Red River Education Finance VRDN RB for Higher Education Christian University Series 2006 (VMIG1)
9,300,000	0.750	01/07/09	9,300,000
Rice University CP Series 2008 (A-1)
9,000,000	0.900	03/02/09	9,000,000
8,800,000	0.800	03/03/09	8,800,000
San Antonio Electric & Gas Systems RB Series 2006 A (AA/Aa1)
4,000,000	5.000	02/01/09	4,010,929
San Antonio Electric & Gas Systems VRDN RB Putters Series 2008-2957 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
8,215,000	1.200	01/01/09	8,215,000
San Antonio Electric & Gas Systems VRDN RB ROCS-RR-II R-11277 Series 2007 (Citibank N.A. SPA) (VMIG1)(a)
5,110,000	1.350	01/01/09	5,110,000
San Antonio Electric & Gas Systems VRDN RB Systems Junior Lien Series 2003 (Bank of America N.A. SPA) (A-1+/VMIG1)
26,450,000	0.800	01/07/09	26,450,000
South San Antonio ISD Eclipse Funding Trust GO VRDN Series 2007-0082 (PSF-GTD) (U.S. Bank N.A. SPA) (A-1+)(a)
21,070,000	1.240	01/01/09	21,070,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Health Resources Series 2008 A (Texas Health Resources SPA) (A-1+/VMIG1)
6,500,000	0.700	01/07/09	6,500,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Refunding Christus Health Series 2008 C-5 (Compass Bank LOC) (VMIG1)
13,500,000	0.800	01/07/09	13,500,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Scott and White Memorial Hospital Series 2008 A (Bank of America N.A. LOC) (A-1+/VMIG1)
23,500,000	1.050	01/01/09	23,500,000
Tarrant County Cultural Educational Facilities Finance Corp. VRDN RB for Texas Health Resources Series 2008 G (Bank of America N.A. SPA) (A-1+/VMIG1)
2,600,000	1.000	01/02/09	2,600,000
Texas A&M University VRDN RB Putters Series 2005-945 (JPMorgan Chase & Co. SPA) (A-1+)(a)
4,130,000	1.200	01/01/09	4,130,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)

Texas Municipal Power CP Series 2005 (Bank of America N.A. LOC and Bayerische Landesbank) (A-1)
$70,000,000	1.200%	01/07/09	$70,000,000
6,395,000	0.750	01/12/09	6,395,000
65,555,000	1.150	01/13/09	65,555,000
Texas State GO Bonds Refunding for Public Finance Authority Series 2008 A (AA/Aa1)
4,400,000	5.000	10/01/09	4,534,013
Texas State GO Refunding for Public Finance Authority Series 2008 (AA/Aa1)
4,400,000	5.000	10/01/09	4,537,342
Texas State GO VRDN Austin Trust Certificates Series 2008-1053 (Bank of America N.A. SPA) (A-1+)(a)
12,190,000	1.200	01/01/09	12,190,000
Texas State GO VRDN Eagle Series 2006-0126 (Citibank N.A. SPA) (A-1+)(a)
5,000,000	1.360	01/01/09	5,000,000
Texas State GO VRDN Eagle Series 2007-0139 A (Citibank N.A. SPA) (A-1+)(a)
8,685,000	1.350	01/01/09	8,685,000
Texas State GO VRDN Floaters Series 2007-2043 (Wells Fargo Bank SPA) (F1+)(b)
7,270,000	1.950	01/01/09	7,270,000
Texas State GO VRDN Macon Certificates Trust Series 2005-I (Bank of America N.A. SPA) (A-1+)(a)
9,390,000	1.200	01/01/09	9,390,000
Texas State GO VRDN Putters Series 2006-1645 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,310,000	1.200	01/01/09	2,310,000
Texas State GO VRDN Putters Series 2007-2337 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,560,000	1.200	01/01/09	2,560,000
Texas State GO VRDN Putters Series 2008-2490 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,565,000	1.200	01/01/09	5,565,000
Texas State GO VRDN Putters Series 2008-2491 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
2,335,000	1.200	01/01/09	2,335,000
Texas State GO VRDN Putters Series 2008-2568 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
11,115,000	1.200	01/01/09	11,115,000
Texas State GO VRDN Putters Series 2008-2615 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
8,400,000	1.200	01/01/09	8,400,000
Texas State GO VRDN Putters Series 2008-2816 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
1,845,000	1.200	01/01/09	1,845,000
Texas State GO VRDN Putters Series 2008-2822 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
7,420,000	1.200	01/01/09	7,420,000
Texas State GO VRDN ROCS-RR-II R-11184 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
6,215,000	1.350	01/01/09	6,215,000
Texas State GO VRDN ROCS-RR-II-R-6134 Series 2008 (Citigroup Financial Products SPA) (A-1+)(a)
19,395,000	1.280	01/01/09	19,395,000
Texas State Public Finance Authority CP Series 2002 (A-1+/P-1)
7,400,000	1.900	02/05/09	7,400,000
16,000,000	0.650	03/23/09	16,000,000
6,200,000	1.050	04/01/09	6,200,000
Texas State Public Finance Authority CP Series 2003 C (A-1+/F-1+)
13,500,000	0.700	01/28/09	13,500,000
Texas State Public Finance Authority CP Series 2003 C (A-1)
20,000,000	0.600	02/25/09	20,000,000
Texas State TRANS Series 2008 (SP-1+/MIG1)
262,200,000	3.000	08/28/09	264,572,893
Texas State Transportation Commission GO VRDN Floaters Series 2005 K15 Reg. D (Citibank N.A. SPA) (VMIG1)(a)
3,790,000	1.350	01/01/09	3,790,000
Texas State Transportation Commission Austin Trust Certificates GO VRDN Series 2007-1026 (Bank of America N.A. SPA) (A-1+)(a)
27,500,000	1.200	01/01/09	27,500,000
Texas State Transportation Commission Austin Trust Certificates GO VRDN Series 2008-1204 (Bank of America N.A. SPA) (A-1+)(a)
6,310,000	1.200	01/01/09	6,310,000
Texas State Transportation Commission RB First Tier Series 2006 A (AAA/Aa1)
8,000,000	5.000	04/01/09	8,064,333
Texas State Transportation Commission RB First Tier Series 2007 (AAA/Aa1)
3,000,000	5.000	04/01/09	3,028,487
Texas State Transportation Commission VRDN RB Putters Series 2007-2214 (JPMorgan Chase & Co. SPA) (A-1+)(a)
7,495,000	1.200	01/01/09	7,495,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2563 (JPMorgan Chase & Co. SPA) (A-1+)(a)
3,335,000	1.200	01/01/09	3,335,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2902 (JPMorgan Chase & Co. SPA) (A-1+)(a)
14,395,000	1.200	01/01/09	14,395,000
Texas State Transportation Commission VRDN RB Putters Series 2008-3148 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,660,000	1.200	01/01/09	6,660,000
Texas State Transportation Commission VRDN RB ROCS-RR-II R-11273 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
12,000,000	1.350	01/01/09	12,000,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Tax-Free Money Market Fund (continued)
December 31, 2008

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)

Texas State Transportation Commission VRDN RB ROCS-RR-II R-12011 Series 2007 (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
$12,550,000	1.350%	01/01/09	$12,550,000
Texas State Transportation Commission VRDN RB ROCS-RR-II R-4094 Series 2008 (Citigroup Financial Products SPA) (A-1+)(a)
4,610,000	1.350	01/01/09	4,610,000
Texas Technical University CP Series 2008 A-1 (A-1+/P1)
17,000,000	1.050	04/01/09	17,000,000
Texas Water Development Board Austin Trust Certificates VRDN RB Series 2008-1173 (Bank of America N.A. SPA) (A-1+)
6,000,000	1.200	01/01/09	6,000,000
Texas Water Development Board VRDN RB Refunding for State Revolving Subordinated Lien Series 2007 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
43,564,000	1.300	01/02/09	43,564,000
University of Houston CP Series 2008 A (A-1)
15,200,000	1.000	02/04/09	15,200,000
University of Texas CP Series 2008 (A-1/P-1)
15,800,000	0.750	01/05/09	15,800,000
13,200,000	0.750	01/07/09	13,200,000
10,000,000	0.750	01/12/09	10,000,000
13,000,000	2.000	01/12/09	13,000,000
25,500,000	0.700	01/28/09	25,500,000
34,000,000	1.000	02/02/09	34,000,000
10,500,000	1.650	02/06/09	10,500,000
30,000,000	1.600	03/02/09	30,000,000
25,000,000	0.650	03/23/09	25,000,000
University of Texas Permanent University Fund VRDN RB ROCS-RR-II R-11290 Series 2007 (Citibank N.A. SPA) (A-1+)(a)
3,985,000	1.350	01/01/09	3,985,000
University of Texas Permanent University Fund VRDN RB Series 2007-1574 (Rabobank Netherland SPA) (F1+)(a)
11,618,500	1.250	01/01/09	11,618,500
University of Texas VRDN RB Financing System Series 2008 B (A-1+/VMIG1)
77,625,000	0.800	01/01/09	77,625,000
University of Texas VRDN RB Putters Series 2008-2775 (JPMorgan Chase & Co. SPA) (A-1+)(a)
5,105,000	1.200	01/01/09	5,105,000
University of Texas VRDN RB Refunding Financing System Series 2007 B (A-1+/VMIG1)
42,870,000	0.950	01/01/09	42,870,000
60,025,000	0.700	01/01/09	60,025,000
Waco Texas Educational Finance Corp. VRDN RB for Baylor University Series 2008 B (JPMorgan Chase & Co. SPA) (A-1+)
78,050,000	0.700	01/07/09	78,050,000

			$1,992,276,992

Utah—2.1%
Intermountain Power Agency CP Series 2008 B-2 (Bank of Nova Scotia SPA) (A-1)
$30,000,000	0.850%	01/13/09	$30,000,000
Jordan School District GO Bonds for Utah School Bond Guaranty Program Series 2007 (State of Utah SPA) (Aaa)
9,400,000	4.000	06/15/09	9,495,562
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 D (A-1+)
4,850,000	1.150	01/02/09	4,850,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2005 C (Northern Trust Co. SPA) (A-1+/VMIG1)
5,300,000	1.100	01/02/09	5,300,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2005 D (Wells Fargo & Co. SPA) (A-1+/VMIG1)
5,000,000	1.170	01/02/09	5,000,000
Riverton Hospital Revenue VRDN RB for IHC Health Services, Inc. Putters Series 2007-1762 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
49,500,000	1.200	01/01/09	49,500,000
Salt Lake County GO Bonds Series 2007 (AAA/Aaa)
4,725,000	4.000	06/15/09	4,770,283
University of Utah VRDN RB Auxiliary & Campus Facilities Series 1997 A (JPMorgan Chase & Co. SPA) (A-1+/VMIG1)
7,200,000	0.800	01/07/09	7,200,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 B (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
54,000,000	1.050	01/01/09	54,000,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 C (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
53,700,000	1.050	01/01/09	53,700,000

			$223,815,845

Vermont—0.1%
Vermont Educational & Health Buildings Financing Agency VRDN RB Norwich University Project Series 2008 (RBS Citizens Bank LOC) (VMIG1)
$11,000,000	0.450%	01/07/09	$11,000,000

Virginia—1.9%
Arlington County Public Improvement GO Bonds Series 2007 (AAA/Aaa)
$2,000,000	5.000%	03/15/09	$2,012,823
Fairfax County Economic Development Authority Lease VRDN RB ROCS-RR-II R-11502 (Citibank N.A. SPA) (A-1+)(a)
3,760,000	1.360	01/01/09	3,760,000
Fairfax County Economic Development Authority VRDN RB Smithsonian Institute Series 2003 A (Bank of America N.A. SPA) (A-1+/VMIG1)
5,070,000	0.900	01/01/09	5,070,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Virginia (continued)

Fairfax County IDA VRDN RB for Inova Health System Project Series 2005 C-1 (A-1/VMIG1)
$15,885,000	0.850%	01/07/09	$15,885,000
Fairfax County IDA VRDN RB for Inova Health System Project Series 2008 C-1 (A-1+/VMIG1)
10,000,000	1.600	04/20/09	10,000,000
Fairfax County IDA VRDN RB for Inova Health System Project Series 2008 C-2 (A-1+/VMIG1)
45,000,000	1.600	04/20/09	45,000,000
Fairfax County VRDN RB Putters Series 2008-3166 (JPMorgan Chase & Co. SPA) (A-1+)(a)
6,100,000	1.200	01/01/09	6,100,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Center Series 2003 C (A-1+/VMIG1)
16,445,000	0.600	01/07/09	16,445,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Center Series 2003 D (A-1+/VMIG1)
8,135,000	0.600	01/07/09	8,135,000
Montgomery County IDA VRDN RB for Virginia Technical Foundation Series 2005 (Bank of America N.A. LOC) (VMIG1)
28,960,000	1.400	01/02/09	28,960,000
University of Virginia VRDN RB Eagle Series 2006-0017 Class A (Citibank N.A. SPA) (A-1+)(a)
12,200,000	1.360	01/01/09	12,200,000
University of Virginia VRDN RB General Series 2003 A (A-1+/VMIG1)
4,500,000	0.400	01/07/09	4,500,000
University of Virginia VRDN RB Putters Series 2008-3188Z (JPMorgan Chase Bank & Co. SPA) (VMIG1)(a)
3,750,000	1.250	01/02/09	3,750,000
Virginia College Building Authority Educational Facilities RB for 21st Century College & Equipment Series 2004 A (AA+/Aa1)
4,500,000	5.000	02/01/09	4,510,824
Virginia College Building Authority Educational Facilities VRDN RB for University of Richmond Project Series 2004 (SunTrust Bank SPA) (VMIG1)
2,200,000	0.850	01/07/09	2,200,000
Virginia College Building Authority VRDN RB Putters Series 2008-3276 (JPMorgan Chase & Co. SPA) (A-1+)(a)
11,000,000	1.200	01/01/09	11,000,000
Virginia State Public School Authority RB Refunding School Financing 1997 Series 2003 D (AA+/Aa1)
2,000,000	5.000	02/01/09	2,003,867
Virginia State Resources Authority Clean Water RB Refunding Subordinated State Revolving Fund Series 2005 (AAA/Aaa)
4,000,000	5.000	10/01/09	4,085,328
Virginia State Resources Authority Infrastructure VRDN RB ROCS-RR-II R-11696 Series 2008 (Citibank N.A. SPA)(a)
6,910,000	1.360	01/01/09	6,910,000
Virginia State Resources Authority VRDN RB Clean Water Putters Series 2008-3036 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
3,370,000	1.200	01/01/09	3,370,000
Virginia State Resources Authority VRDN RB Clean Water ROCS-RR-II R-11010 (Citibank N.A. SPA) (VMIG1)(a)
1,180,000	1.350	01/01/09	1,180,000

			$197,077,842

Washington—2.0%
Clark County School District No. 37 Vancouver GO Bonds Refunding Series 2003 A (State of Washington LOC) (Aa1)
$4,105,000	5.000%	06/01/09	$4,160,025
Energy Northwest Electric VRDN RB Putters Series 2007-2301 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
7,995,000	1.200	01/01/09	7,995,000
Energy Northwest Electric VRDN RB Putters Series 2008-2965 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,800,000	1.200	01/01/09	4,800,000
Energy Northwest Electric VRDN RB Putters Series 2008-3133 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
5,120,000	1.200	01/01/09	5,120,000
King County CP Series 2008 (Bayerische Landesbank SPA) (A-1/P-1)
16,000,000	0.950	03/19/09	16,000,000
King County GO Bonds Refunding Series 2003 (AAA/Aaa)
6,000,000	5.000	06/01/09	6,082,684
King County GO VRDN Putters Series 2008-2541 (JPMorgan Chase & Co. SPA) (A-1+)(a)
2,850,000	1.200	01/01/09	2,850,000
King County Sewer System VRDN RB Junior Lien Series 2001 B (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
7,925,000	0.650	01/07/09	7,925,000
King County VRDN RB Floater Certificates Series 2008 46C (Wells Fargo Bank N.A. SPA) (VMIG1)
9,940,000	1.220	01/01/09	9,940,000
Seattle Water System VRDN RB Series 1995 (Bayerische Landesbank LOC) (A-1+/VMIG1)
4,700,000	0.500	01/01/09	4,700,000
Seattle Water System VRDN RB Series 2002 A (Bayerische Landesbank LOC) (A-1+/VMIG1)
1,300,000	0.780	01/07/09	1,300,000
Washington State GO Bonds Series 1999-2000 A (AA+/Aa1)
3,000,000	5.625	07/01/09	3,056,138
Washington State GO VRDN Eagle Series 2008-0039 Class A (Citigroup Financial Products SPA) (A-1+/VMIG1)(a)
6,000,000	1.350	01/01/09	6,000,000
Washington State GO VRDN Putters Series 2008-2599 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
4,500,000	1.200	01/01/09	4,500,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Tax-Free Money Market Fund (continued)
December 31, 2008

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Washington (continued)

Washington State GO VRDN Putters Series 2008-3054 (JPMorgan Chase & Co. SPA) (A-1+)(a)
$3,035,000	1.200%	01/01/09	$3,035,000
Washington State GO VRDN Putters Series 2008-3087 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
885,000	1.200	01/01/09	885,000
Washington State GO VRDN Putters Series 2008-3132 (JPMorgan Chase & Co. SPA) (VMIG1)(a)
7,495,000	1.200	01/01/09	7,495,000
Washington State GO VRDN ROCS-RR-II R-11497 Series 2008 (Citibank N.A. SPA) (A-1+)(a)
4,980,000	1.350	01/01/09	4,980,000
Washington State GO VRDN ROCS-RR-II R-12002 Series 2007 (Citigroup, Inc. SPA) (A-1+/VMIG1)(a)
9,500,000	1.350	01/01/09	9,500,000
Washington State GO VRDN ROCS-RR-II R-12023 Series 2007 (Citibank N.A. SPA) (VMIG1)(a)
17,005,000	1.360	01/01/09	17,005,000
Washington State GO VRDN ROCS-RR-II R-12215 Series 2007 (Bayerische Landesbank SPA) (A-1+)(a)
17,025,000	1.380	01/01/09	17,025,000
Washington State GO VRDN ROCS-RR-II R-12220 Series 2007 (Bayerische Landesbank SPA) (A-1+/VMIG1)(a)
4,800,000	1.340	01/01/09	4,800,000
Washington State GO VRDN ROCS-RR-II R-12221 Series 2007 (Bayerische Landesbank SPA) (A-1+/VMIG1)(a)
6,075,000	1.340	01/01/09	6,075,000
Washington State GO VRDN Series 1996 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
10,900,000	0.350	01/07/09	10,900,000
Washington State Health Austin Trust Certificates VRDN RB Series 2008-1180 (Bank of America N.A. SPA) (VMIG1)(a)
6,090,000	1.200	01/01/09	6,090,000
Washington State Health Care Facilities Authority VRDN RB for Catholic Health Series 2008 A-5 (A-1+/VMIG1)
43,235,000	0.850	01/07/09	43,235,000

			$215,453,847

West Virginia—0.1%
Marshall County VRDN PCRB for Mountaineer Carbon Co. Series 1985 (A-1+/P-1)
$11,200,000	1.150%	01/02/09	$11,200,000

Wisconsin—0.3%
Wisconsin State Ascension Health Authority VRDN RB Austin Trust Certificates Series 2008-1155 (Bank of America N.A. SPA) (A-1+)(a)
$6,495,000	1.200%	01/01/09	$6,495,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Luther Hospital Series 2008 (Mayo Clinic) (A-1+)
13,800,000	1.680	04/15/09	13,800,000
Wisconsin State Health & Educational Facilities Authority VRDN RB Gundersen Lutheran Series 2008 A (Wells Fargo Bank N.A. LOC) (A-1+/VMIG1)
5,000,000	1.080	01/01/09	5,000,000
Wisconsin State Health & Educational Facilities Authority VRDN RB Gundersen Lutheran Series 2008 B (Wells Fargo Bank N.A. LOC) (A-1+/VMIG1)
7,500,000	1.080	01/01/09	7,500,000

			$32,795,000

Total Investments—98.5%			$10,554,327,390

Other Assets in Excess of Liabilities—1.5%			162,988,657

Net Assets—100.0%			$10,717,316,047

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At December 31, 2008, these securities amounted to $2,117,645,000 or approximately 19.8% of net assets.

(b)	Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At December 31, 2008, these securities amounted to $35,690,000 or approximately 0.3% of net assets.

Interest rates represent either the stated coupon rate, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security Ratings are obtained from Standard & Poor’s/Moody’s Investor Service/Fitch and are unaudited. A description of the ratings is available in the Funds’ Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.

Investment Abbreviations:

AMBAC	—	Insured by American Municipal Bond Assurance Corp.
BANS	—	Bond Anticipation Notes
BHAC	—	Berkshire Hathaway Assurance Corp.
COPS	—	Certificates of Participation
CP	—	Commercial Paper
DOT	—	Department of Transportation
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
IDB	—	Industrial Development Bond
ISD	—	Independent School District
LOC	—	Letter of Credit
MERLOTs	—	Municipal Exempt Receipts Liquidity Optional Tenders
MF Hsg.	—	Multi-Family Housing
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
RMKT	—	Remarketed
ROCS	—	Reset Option Certificates
RR	—	Revenue Refunding
SPA	—	Stand-by Purchase Agreement
TANS	—	Tax Anticipation Notes
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Treasury Instruments Fund
December 31, 2008

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations—100.0%
United States Treasury Bills
$4,086,700,000	0.040%	01/02/09	$4,086,695,459
3,988,000,000	0.000	01/08/09	3,988,000,000
286,000,000	0.950	01/08/09	285,947,169
96,000,000	1.150	01/08/09	95,978,533
35,000,000	1.180	01/08/09	34,991,969
721,500,000	1.450	01/08/09	721,296,577
48,000,000	1.490	01/08/09	47,986,093
240,000,000	1.500	01/08/09	239,930,000
5,515,020,000	0.000	01/15/09	5,515,020,000
106,000,000	0.005	01/15/09	105,999,794
4,400,000,000	0.000	01/22/09	4,399,999,999
95,500,000	0.375	01/22/09	95,479,109
1,850,000,000	0.420	01/22/09	1,849,546,750
748,700,000	0.450	01/22/09	748,503,466
1,368,360,000	0.900	01/29/09	1,367,402,148
478,000,000	1.080	01/29/09	477,598,480
154,000,000	1.090	01/29/09	153,869,442
489,000,000	1.100	01/29/09	488,581,633
770,000,000	1.140	01/29/09	769,317,267
462,000,000	1.220	01/29/09	461,561,613
384,000,000	0.530	02/05/09	383,802,133
9,000,000	0.355	02/12/09	8,996,273
481,000,000	0.265	02/19/09	480,826,506
317,000,000	0.270	02/19/09	316,883,503
241,000,000	0.300	02/19/09	240,901,592
315,000,000	0.125	02/26/09	314,938,750
289,000,000	0.110	03/05/09	288,944,368
250,900,000	0.005	03/12/09	250,897,561
133,000,000	0.520	05/15/09	132,742,571
671,000,000	0.530	05/15/09	669,676,266
358,000,000	0.535	05/15/09	357,287,083
703,000,000	0.550	05/15/09	701,560,803
44,000,000	0.560	05/15/09	43,908,284
500,000,000	0.820	05/15/09	498,473,889
208,000,000	0.930	05/15/09	207,279,973
10,900,000	0.990	05/15/09	10,859,834
500,000,000	0.810	05/21/09	498,425,000
1,800,800,000	0.840	05/21/09	1,794,917,387
156,000,000	0.380	06/04/09	155,746,413
289,000,000	0.400	06/04/09	288,505,489
289,000,000	0.405	06/04/09	288,499,308
137,000,000	0.410	06/04/09	136,759,717
145,000,000	0.415	06/04/09	144,742,585
434,000,000	0.425	06/04/09	433,210,964
570,000,000	0.430	06/04/09	568,951,517
337,000,000	0.550	06/04/09	336,207,114
76,000,000	0.200	06/18/09	75,929,067
232,000,000	0.380	07/02/09	231,554,302
250,000,000	0.450	07/02/09	249,431,250
United States Treasury Inflation Protected Securities
914,422,620	3.875	01/15/09	908,724,269

Total Investments—100.0%			$36,953,289,272

Liabilities in Excess of Other Assets—(0.0)%			(336,403)

Net Assets—100.0%			$36,952,952,869

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate or the annualized yield on date of purchase for discounted securities.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Treasury Obligations Fund
December 31, 2008

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations—67.4%
United States Treasury Bills
$51,000,000	0.410%	01/02/09	$50,999,419
19,000,000	0.600	01/02/09	18,999,683
562,000,000	0.700	01/02/09	561,989,072
255,800,000	0.800	01/02/09	255,794,316
122,500,000	0.820	01/02/09	122,497,210
245,000,000	0.825	01/02/09	244,994,385
98,000,000	0.860	01/02/09	97,997,659
122,500,000	0.870	01/02/09	122,497,040
46,000,000	0.880	01/02/09	45,998,876
268,000,000	0.900	01/02/09	267,993,300
174,000,000	0.950	01/02/09	173,995,408
99,000,000	1.070	01/02/09	98,997,058
2,952,350,000	0.000	01/08/09	2,952,350,000
82,200,000	0.000	01/15/09	82,200,000
25,000,000	0.005	01/15/09	24,999,951
576,800,000	0.800	01/15/09	576,620,551
262,000,000	0.420	01/22/09	261,935,810
88,500,000	1.090	01/22/09	88,443,729
29,000,000	0.480	02/05/09	28,986,467
46,000,000	0.270	02/19/09	45,983,095
288,000,000	0.280	02/19/09	287,890,240
85,000,000	0.100	02/26/09	84,986,778
138,200	1.320	04/30/09	137,597
32,400,000	0.930	05/14/09	32,288,679
5,000,000	0.520	05/15/09	4,990,322
20,000,000	0.530	05/15/09	19,960,544
13,000,000	0.535	05/15/09	12,974,112
27,500,000	0.550	05/15/09	27,443,701
2,000,000	0.560	05/15/09	1,995,831
19,000,000	0.930	05/15/09	18,934,228
153,000,000	0.965	05/15/09	152,450,433
179,000,000	0.990	05/15/09	178,340,385
156,000,000	1.010	05/15/09	155,413,527
71,900,000	0.775	05/21/09	71,683,301
54,000,000	0.380	06/04/09	53,912,220
100,000,000	0.400	06/04/09	99,828,889
100,000,000	0.405	06/04/09	99,826,750
4,000,000	0.410	06/04/09	3,992,984
50,000,000	0.415	06/04/09	49,911,236
149,000,000	0.425	06/04/09	148,729,110
517,000,000	0.430	06/04/09	516,049,007
30,000,000	1.150	06/04/09	29,852,417
46,000,000	1.170	06/04/09	45,769,770
110,000,000	1.190	06/04/09	109,440,039
169,000,000	1.280	06/04/09	168,074,631
527,000,000	1.600	06/04/09	523,392,978
372,000,000	1.330	07/02/09	369,498,713
148,000,000	2.295	07/02/09	146,282,830
251,000,000	1.050	07/30/09	249,462,625
358,000,000	2.290	07/30/09	353,217,717
310,000,000	2.150	08/27/09	305,593,694
United States Treasury Inflation Protected Securities
339,681,940	3.875	01/15/09	337,566,510

Total Investments Before Repurchase Agreements			$10,784,164,827

Repurchase Agreements-Unaffiliated Issuers(a)—29.0%
Greenwich Capital Markets, Inc.
$474,000,000	0.200%	01/15/09	$474,000,000
Maturity Value: $474,052,667
Settlement Date: 12/26/08
Collateralized by U.S. Treasury Notes, 2.125% to 9.000%, due 02/15/09 to 11/15/18. The aggregate market value of the collateral, including accrued interest, was $483,481,850.
Joint Repurchase Agreement Account I
3,231,800,000	0.018	01/02/09	3,231,800,000
Maturity Value: $3,231,803,232
UBS Securities LLC
945,000,000	0.070	01/05/09	945,000,000
Maturity Value: $945,011,025
Settlement Date: 12/30/08
Collateralized by U.S. Treasury Notes, 3.625% to 4.000%, due 05/15/13 to 02/15/15, and U.S. Treasury STRIPS, 0.000% to 11.75%, due 02/15/09 to 11/15/18. The aggregate market value of the collateral, including accrued interest, was $963,904,834.

Total Repurchase Agreements-Unaffiliated Issuers			$4,650,800,000

Repurchase Agreement-Affiliated Issuer(a)—3.6%
Goldman Sachs & Co.
$570,000,000	0.005%	01/02/09	$570,000,000
Maturity Value: $570,000,158
Collateralized by U.S. Treasury Notes, 3.875% to 7.250%, due 05/15/09 to 05/15/16. The aggregate market value of the collateral, including accrued interest, was $581,400,077.

Total Investments—100.0%			$16,004,964,827

Liabilities in Excess of Other Assets—(0.0)%			(930,490)

Net Assets—100.0%			$16,004,034,337

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Unless noted, all repurchase agreements were entered into on December 31, 2008. Additional information on Joint Repurchase Agreement Account I appears on page 46.

Interest rates represent either the stated coupon rate or annualized yield on date of purchase for discounted securities.

Investment Abbreviation:

STRIPS	—	Separate Trading of Registered Interest and Principal of Securities

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Financial Square Funds
December 31, 2008

ADDITIONAL INVESTMENT INFORMATION

Joint Repurchase Agreement Account I—At December 31, 2008, certain Funds had undivided interests in the Joint Repurchase Agreement Account I, as follows:

Principal
Fund	Amount

Government	$1,648,000,000

Money Market	306,000,000

Prime Obligations	1,043,100,000

Treasury Obligations	3,231,800,000

Repurchase Agreements
	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$850,000,000	0.01%	01/02/09	$850,000,472

Barclays Capital, Inc.	200,200,000	0.02	01/02/09	200,200,223

Deutsche Bank Securities, Inc.	200,000,000	0.02	01/02/09	200,000,222

Greenwich Capital Markets	500,000,000	0.05	01/02/09	500,001,389

JPMorgan Securities	2,000,000,000	0.01	01/02/09	2,000,001,111

JPMorgan Securities	2,250,000,000	0.02	01/02/09	2,250,002,500

Morgan Stanley & Co.	250,000,000	0.01	01/02/09	250,000,139

UBS Securities LLC	250,200,000	0.02	01/02/09	250,200,278

TOTAL				$6,500,406,334

At December 31, 2008, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Bill, 0.000%, due 01/15/09; U.S. Treasury Inflation Protected Securities, 0.625% to 4.250%, due 01/15/09 to 01/15/18; U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/09 to 08/15/16; U.S. Treasury Notes, 1.500% to 7.625%, due 05/31/09 to 02/15/36 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/09 to 05/15/38. The aggregate market value of the collateral, including accrued interest, was $6,630,422,037.

The accompanying notes are an integral part of these financial statements.

ADDITIONAL INVESTMENT INFORMATION (continued)

Joint Repurchase Agreement Account II—At December 31, 2008, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

Government	$6,410,000,000

Money Market	500,000,000

Prime Obligations	1,500,000,000

Repurchase Agreements
	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$3,515,000,000	0.08%	01/02/09	$3,515,015,622

Barclays Capital, Inc.	807,400,000	0.07	01/02/09	807,403,140

Deutsche Bank Securities, Inc.	1,000,000,000	0.04	01/02/09	1,000,002,222

Deutsche Bank Securities, Inc.	1,600,000,000	0.10	01/02/09	1,600,008,889

Greenwich Capital Markets	250,000,000	0.10	01/02/09	250,001,389

JPMorgan Securities	900,000,000	0.06	01/02/09	900,003,000

Morgan Stanley & Co.	650,000,000	0.03	01/02/09	650,001,083

UBS Securities LLC	1,050,000,000	0.07	01/02/09	1,050,004,083

TOTAL				$9,772,439,428

At December 31, 2008, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 0.000% to 5.125%, due 01/08/09 to 01/17/17; Federal Home Loan Bank, 0.000% to 5.375%, due 02/13/09 to 08/19/11; Federal Home Loan Mortgage Corp., 2.000% to 7.000%, due 05/12/09 to 12/01/38; Federal National Mortgage Association, 2.750% to 8.500%, due 01/23/09 to 11/01/48; and Government National Mortgage Association, 6.000%, due 10/20/38 to 12/15/38. The aggregate market value of the collateral, including accrued interest, was $9,983,372,198.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds
Statements of Assets and Liabilities
December 31, 2008

	Federal	Government
	Fund	Fund

Assets:
Investments in securities, at value based on amortized cost—unaffiliated issuers	$35,830,658,508	$43,583,206,587
Repurchase agreements, at value based on amortized cost—unaffiliated issuers	—	8,283,000,000
Repurchase agreements, at value based on amortized cost—affiliated issuers	—	5,100,000,000
Cash	18,280	28,268
Receivables:
Interest	53,786,326	56,941,462
Fund shares sold	20,000,000	13,775,386
Investment securities sold	—	—
Other assets	3,269,636	4,144,432

Total assets	35,907,732,750	57,041,096,135

Liabilities:
Payables:
Investment securities purchased	1,289,884,680	—
Dividend distribution	6,464,590	22,934,577
Amounts owed to affiliates	5,040,004	7,235,922
Fund shares redeemed	—	22,334
Accrued expenses and other liabilities	1,203,583	1,707,312

Total liabilities	1,302,592,857	31,900,145

Net Assets:
Paid-in capital	34,604,457,864	56,994,835,583
Undistributed net investment income	338,186	974,666
Accumulated net realized gain (loss) from investments	343,843	13,385,741

Net assets	$34,605,139,893	$57,009,195,990

Net asset value, offering and redemption price per share	$1.00	$1.00

Net Assets:
FST Shares	$31,185,149,896	$48,835,964,227
FST Select Shares	89,862,729	1,222,241,808
FST Preferred Shares	491,370,603	1,022,324,317
FST Capital Shares	36,379,422	1,256,106,340
FST Administration Shares	1,470,423,067	3,995,978,754
FST Service Shares	1,331,954,176	676,580,544

Total Net Assets	$34,605,139,893	$57,009,195,990

Shares outstanding $0.001 par value (unlimited number of shares authorized):
FST Shares	31,184,535,332	48,823,658,152
FST Select Shares	89,860,956	1,221,934,156
FST Preferred Shares	491,360,912	1,022,066,675
FST Capital Shares	36,378,705	1,255,789,839
FST Administration Shares	1,470,394,060	3,994,971,267
FST Service Shares	1,331,927,899	676,410,030

The accompanying notes are an integral part of these financial statements.

Money	Prime	Tax-Free	Treasury	Treasury
Market	Obligations	Money Market	Instruments	Obligations
Fund	Fund	Fund	Fund	Fund

$17,213,286,849	$27,536,754,096	$10,554,327,390	$36,953,289,272	$10,784,164,827
806,000,000	2,543,100,000	—	—	4,650,800,000
1,700,000,000	2,800,000,000	—	—	570,000,000
39,550	2,080	83,788,056	68,640	13,613

23,953,085	74,936,808	33,209,322	14,993,399	5,590,765
49,414,962	525,178	3,491,497	—	—
—	—	46,118,701	—	—
3,010,199	8,424,878	1,654,152	275,125	—

19,795,704,645	32,963,743,040	10,722,589,118	36,968,626,436	16,010,569,205

—	—	—	—	—
5,713,807	21,960,172	2,096,456	5,511,251	2,602,641
2,834,260	4,378,597	1,867,601	6,606,595	2,779,322
9,485,914	163,110	818,171	2,346,836	—
831,288	2,176,750	490,843	1,208,885	1,152,905

18,865,269	28,678,629	5,273,071	15,673,567	6,534,868

19,776,848,103	32,944,717,677	10,717,396,154	36,940,095,279	16,000,842,111
2,815,814	6,301,355	—	1,187,938	1,608,257
(2,824,541)	(15,954,621)	(80,107)	11,669,652	1,583,969

$19,776,839,376	$32,935,064,411	$10,717,316,047	$36,952,952,869	$16,004,034,337

$1.00	$1.00	$1.00	$1.00	$1.00

$18,340,321,046	$25,218,329,257	$9,657,508,008	$32,591,734,222	$12,010,372,340
54,085,128	95,807,176	40,707,233	135,437,221	32,927,377
87,841,655	1,385,335,810	82,211,475	356,611,824	246,788,474
50,111,695	777,172,862	294,057,505	173,751,200	360,460,521
684,773,175	4,060,107,673	362,528,782	3,083,313,100	1,995,689,109
559,706,677	1,398,311,633	280,303,044	612,105,302	1,357,796,516

$19,776,839,376	$32,935,064,411	$10,717,316,047	$36,952,952,869	$16,004,034,337

18,340,322,068	25,225,715,765	9,657,534,233	32,580,394,263	12,007,976,773
54,085,136	95,835,223	40,707,345	135,390,104	32,920,810
87,841,664	1,385,741,460	82,211,651	356,487,757	246,739,253
50,111,681	777,400,544	294,058,203	173,690,753	360,388,617
684,772,164	4,061,297,204	362,529,885	3,082,240,097	1,995,290,996
559,706,685	1,398,721,245	280,303,883	611,892,305	1,357,525,662

Goldman Sachs Trust—Financial Square Funds
Statements of Operations
For the Year Ended December 31, 2008

	Federal	Government
	Fund	Fund

Investment income:
Interest income—from unaffiliated issuers	$558,861,672	$623,139,281
Interest income—from affiliated issuers	—	9,923,067

Total investment income	558,861,672	633,062,348

Expenses:
Fund-Level Expenses:
Management fees	44,896,438	54,364,217
Transfer Agent fees	2,706,640	3,164,269
Custody and accounting fees	1,066,327	1,290,118
Registration fees	295,338	210,510
Printing fees	89,091	92,231
Professional fees	77,961	74,073
Trustee fees	15,689	15,689
Other	2,536,147	3,213,304

Subtotal	51,683,631	62,424,411
Class Specific Expenses:
FST Service Share fees	5,280,366	2,452,494
FST Administration Share fees	2,407,043	6,257,304
FST Preferred Share fees	373,164	740,761
FST Capital Share fees	36,504	1,108,610
FST Select Share fees	16,400	283,177

Total expenses	59,797,108	73,266,757
Less—expense reductions	(5,887,208)	(12,268,050)

Net expenses	53,909,900	60,998,707

Net investment income	$504,951,772	$572,063,641

Net realized gain (loss) from investment transactions	6,424,870	32,246,331
Payment by affiliate relating to certain investment transaction	—	—

Net increase in net assets resulting from operations	$511,376,642	$604,309,972

The accompanying notes are an integral part of these financial statements.

Money	Prime	Tax-Free	Treasury	Treasury
Market	Obligations	Money Market	Instruments	Obligations
Fund	Fund	Fund	Fund	Fund

$680,416,970	$1,436,494,051	$247,532,452	$303,625,971	$283,521,060
7,423,719	9,248,554	—	—	1,363,246

687,840,689	1,445,742,605	247,532,452	303,625,971	284,884,306

48,052,598	102,032,819	23,726,135	48,051,508	33,269,308
2,980,700	6,397,960	1,443,428	2,756,845	2,022,932
1,196,343	2,428,583	1,450,011	1,143,700	853,508
199,507	330,331	118,315	231,397	92,709
100,997	162,012	72,217	83,712	79,423
78,320	76,891	119,110	72,032	71,916
15,689	15,689	15,689	15,689	15,689
2,966,927	6,768,727	1,384,223	2,833,610	2,065,764

55,591,081	118,213,012	28,329,128	55,188,493	38,471,249

3,479,555	8,706,699	1,580,164	3,313,127	7,716,984
2,103,330	11,845,540	1,660,709	7,466,801	6,562,892
134,094	1,650,275	159,350	411,800	245,756
61,267	1,436,472	431,446	161,829	455,624
26,733	84,902	15,335	18,447	5,110

61,396,060	141,936,900	32,176,132	66,560,497	53,457,615
(11,112,567)	(23,707,395)	(7,129,750)	(6,194,992)	(4,944,355)

50,283,493	118,229,505	25,046,382	60,365,505	48,513,260

$637,557,196	$1,327,513,100	$222,486,070	$243,260,466	$236,371,046

(2,642,218)	(114,800,827)	555,789	70,239,515	7,560,120
—	100,000,000	—	—	—

$634,914,978	$1,312,712,273	$223,041,859	$313,499,981	$243,931,166

Goldman Sachs Trust—Financial Square Funds
Statements of Changes in Net Assets

	Federal Fund

	For the	For the
	Year Ended	Year Ended
	December 31, 2008	December 31, 2007

From operations:
Net investment income	$504,951,772	$551,410,750
Net realized gain (loss) from investment transactions	6,424,870	935,224
Payment by affiliate relating to certain investment transaction	—	—

Net increase in net assets resulting from operations	511,376,642	552,345,974

Distributions to shareholders:
From net investment income:
FST Shares	(455,548,376)	(481,656,463)
FST Select Shares	(1,260,815)	(62)
FST Preferred Shares	(8,631,884)	(7,967,752)
FST Capital Shares	(480,119)	(273,503)
FST Administration Shares	(19,286,914)	(30,990,154)
FST Service Shares	(19,743,664)	(31,124,208)
From net realized gains:
FST Shares	(5,405,109)	—
FST Select Shares	(15,066)	—
FST Preferred	(96,805)	—
FST Capital Shares	(8,435)	—
FST Administration Shares	(273,165)	—
FST Service Shares	(282,447)	—

Total distributions to shareholders	(511,032,799)	(552,012,142)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	116,586,733,084	49,213,027,669
Reinvestment of distributions	418,589,268	464,762,629
Cost of shares redeemed	(99,331,054,440)	(42,983,182,698)

Net increase (decrease) in net assets resulting from share transactions	17,674,267,912	6,694,607,600

Net increase (decrease)	17,674,611,755	6,694,941,432

Net assets:
Beginning of year	16,930,528,138	10,235,586,706

End of year	$34,605,139,893	$16,930,528,138

Undistributed net investment income	$338,186	$338,186

The accompanying notes are an integral part of these financial statements.

Government Fund		Money Market Fund		Prime Obligations Fund

For the	For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2008	December 31, 2007	December 31, 2008	December 31, 2007	December 31, 2008	December 31, 2007

$572,063,641	$413,135,535	$637,557,196	$940,918,203	$1,327,513,100	$1,838,606,996
32,246,331	(4,479)	(2,642,218)	(6,860)	(114,800,827)	47,553
—	—	—	—	100,000,000	—

604,309,972	413,131,056	634,914,978	940,911,343	1,312,712,273	1,838,654,549

(457,814,607)	(278,099,004)	(591,297,803)	(867,258,529)	(1,096,404,359)	(1,387,265,745)
(21,069,146)	(9,838,170)	(2,485,877)	(6,439,110)	(7,822,892)	(19,267,251)
(16,862,397)	(20,161,843)	(3,678,008)	(5,181,853)	(41,721,735)	(62,212,662)
(15,886,153)	(19,379,310)	(1,045,447)	(894,696)	(23,599,227)	(34,581,112)
(51,375,415)	(66,682,891)	(20,921,327)	(33,259,292)	(115,102,019)	(252,920,511)
(9,055,923)	(18,969,838)	(15,486,516)	(27,877,864)	(37,709,073)	(82,407,266)

(15,193,030)	—	—	—	—	—
(387,283)	—	—	—	—	—
(309,031)	—	—	—	—	—
(419,528)	—	—	—	—	—
(1,352,923)	—	—	—	—	—
(218,665)	—	—	—	—	—

(589,944,101)	(413,131,056)	(634,914,978)	(940,911,344)	(1,322,359,305)	(1,838,654,547)

220,115,862,932	65,777,621,848	160,213,384,096	118,791,667,426	353,293,122,864	299,125,985,950
298,483,724	191,892,915	367,425,033	572,169,760	441,214,406	642,325,029
(177,117,234,724)	(57,535,124,292)	(164,925,882,658)	(110,395,351,888)	(367,185,329,610)	(280,452,495,953)

43,297,111,932	8,434,390,471	(4,345,073,529)	8,968,485,298	(13,450,992,340)	19,315,815,026

43,311,477,803	8,434,390,471	(4,345,073,529)	8,968,485,297	(13,460,639,372)	19,315,815,028

13,697,718,187	5,263,327,716	24,121,912,905	15,153,427,608	46,395,703,783	27,079,888,755

$57,009,195,990	$13,697,718,187	$19,776,839,376	$24,121,912,905	$32,935,064,411	$46,395,703,783

$974,666	$974,666	$2,815,814	$173,596	$6,301,355	$1,147,560

Goldman Sachs Trust—Financial Square Funds
Statements of Changes in Net Assets

	Tax-Free Money Market Fund

	For the	For the
	Year Ended	Year Ended
	December 31, 2008	December 31, 2007

From operations:
Net investment income	$222,486,070	$315,655,533
Net realized gain (loss) from investment transactions	555,789	1,718,355

Net increase in net assets resulting from operations	223,041,859	317,373,888

Distributions to shareholders:
From net investment income:
FST Shares	(196,975,638)	(275,586,540)
FST Select Shares	(1,009,573)	(2,077,489)
FST Preferred Shares	(2,971,334)	(5,341,212)
FST Capital Shares	(5,282,301)	(6,671,994)
FST Administration Shares	(11,472,694)	(18,671,308)
FST Service Shares	(4,774,530)	(7,306,990)
From net realized gains:
FST Shares	(1,278,622)	(801,636)
FST Select Shares	(5,181)	(5,806)
FST Preferred Shares	(12,127)	(20,915)
FST Capital Shares	(38,562)	(26,396)
FST Administration Shares	(44,166)	(60,924)
FST Service Shares	(33,405)	(26,511)

Total distributions to shareholders	(223,898,133)	(316,597,721)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	53,482,338,331	60,132,779,450
Reinvestment of distributions	152,563,776	201,833,954
Cost of shares redeemed	(53,686,012,030)	(57,156,471,612)

Net increase (decrease) in net assets resulting from share transactions	(51,109,923)	3,178,141,792

Net increase (decrease)	(51,966,197)	3,178,917,959

Net assets:
Beginning of year	10,769,282,244	7,590,364,285

End of year	$10,717,316,047	$10,769,282,244

Undistributed net investment income	$—	$—

The accompanying notes are an integral part of these financial statements.

Treasury Instruments Fund		Treasury Obligations Fund

For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2008	December 31, 2007	December 31, 2008	December 31, 2007

$243,260,466	$211,627,056	$236,371,046	$444,557,906
70,239,515	7,095,850	7,560,120	2,159,783

313,499,981	218,722,906	243,931,166	446,717,689

(202,660,734)	(152,781,216)	(173,788,449)	(239,326,819)
(615,484)	(1,468,710)	(71,214)	(45,904)
(4,738,432)	(6,563,168)	(3,576,007)	(7,636,468)
(682,617)	(572,309)	(3,941,099)	(8,737,053)
(28,977,214)	(39,893,023)	(36,977,912)	(123,424,082)
(5,585,985)	(10,348,630)	(18,016,365)	(65,939,106)

(49,214,094)	(4,479,746)	(4,462,424)	—
(152,795)	(32,470)	(16,681)	—
(875,864)	(187,218)	(96,874)	—
(312,628)	(9,879)	(140,157)	—
(6,555,921)	(1,017,035)	(747,149)	—
(1,368,327)	(333,819)	(512,866)	—

(301,740,095)	(217,687,223)	(242,347,197)	(445,109,432)

136,939,196,109	45,309,918,175	110,129,345,005	64,096,925,371
206,267,487	90,592,459	147,912,604	225,758,735
(111,967,016,159)	(36,847,590,116)	(111,517,640,087)	(53,979,112,783)

25,178,447,437	8,552,920,518	(1,240,382,478)	10,343,571,323

25,190,207,323	8,553,956,201	(1,238,798,509)	10,345,179,580

11,762,745,546	3,208,789,345	17,242,832,846	6,897,653,266

$36,952,952,869	$11,762,745,546	$16,004,034,337	$17,242,832,846

$1,187,938	$1,097,704	$1,608,257	$1,608,257

Goldman Sachs Trust—Financial Square Funds
Notes to Financial Statements
December 31, 2008

1. Organization

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following are the Goldman Sachs Funds included in this report (collectively, the “Funds” or individually a “Fund”), the share classes offered by each Fund and each Fund’s diversification status under the Act:

	Share Classes	Diversified/
Fund	Offered	Non-Diversified
Federal, Government, Money Market, Prime Obligations, Tax-Free Money Market, Treasury Instruments and Treasury Obligations	FST, FST Select, FST Preferred, FST Capital, FST Administration and FST Service	Diversified

The Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Tax-Free Money Market Fund pursues its investment objective by investing in securities issued by or on behalf of states, territories, and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax.
Goldman Sachs Asset Management, L.P., (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a Management Agreement (the “Agreement”) with the Trust on behalf of the Funds.
On December 13, 2007, the Board of Trustees approved a change of the Funds’ fiscal year end from December 31 to August 31, effective January 1, 2009.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation—
It is the Funds’ policy to use the amortized-cost method, as permitted by Rule 2a-7 under the Act, for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or at a premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity or reset date. To ensure the amortized-cost method approximates market value, GSAM will determine the difference between the amortized cost price per unit of each Fund and the net asset value per unit based upon available market quotations (or permitted substitutes) at least once a week or more frequently, if deemed necessary or appropriate.

B. Security Transactions and Interest Income—
Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.
Net investment income (other than class specific expenses) and accumulated realized gains or losses are allocated daily to each class of shares of the respective Funds based upon the relative proportion of settled shares of each class.

C. Expenses—
Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line and/or “pro-rata” basis depending upon the nature of the expense.

D. Federal Taxes and Distributions to Shareholders—
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, no Federal income tax provisions are required. Income distributions to shareholders are declared and recorded daily and paid monthly by the Funds. Long-term capital gains distributions, if any, are declared and paid annually.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with U.S. Federal income tax rules, which may differ from GAAP. The tax character of distributions paid during the fiscal years ended December 31, 2008 and December 31, 2007 were ordinary income for the Federal, Government, Money Market, Prime Obligations, Treasury Instruments and Treasury Obligations Funds. For the Tax-Free Money Market Fund the tax character of distributions paid during the fiscal years ended December 31, 2008 and December 31, 2007 were tax-exempt income, ordinary income and net long term capital gains of $222,359,295, $871,701 and $667,137; and $315,655,533, $471,094 and $471,094, respectively.
As of December 31, 2008, the component of accumulated earnings (losses) on a tax basis consisted primarily of capital loss carryforwards for Money Market and Prime Obligations Funds.
As of December 31, 2008, the following Funds had a capital loss carryforward for U.S. Federal income tax purposes of:

	Money	Prime
	Market	Obligations

Capital loss carryforward(1),(2)
Expiring 2010	$11,758	$—
Expiring 2012	13	—
Expiring 2013	24,827	710,876
Expiring 2014	138,865	442,918
Expiring 2015	6,860	—
Expiring 2016	2,642,218	14,800,827

Capital loss carryforward	$2,824,541	$15,954,621

(1)	Expiration occurs on December 31 of the year indicated.

(2)	Government Fund utilized $980,130 of capital losses in the current fiscal year.

The above capital loss carryforward amounts are available to be carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains.
The amortized cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. Federal income tax purposes.
In order to present certain components of the Treasury Instruments Fund’s capital accounts on a tax basis, the Fund has reclassified $90,234 from accumulated net realized gain from investments to undistributed net investment income. This reclassification has no impact on the net asset value of the Fund and results primarily from the difference in tax treatment of inflation protected securities.
GSAM has reviewed the tax positions for the Funds for the open tax years (tax years ended December 31, 2005-2008) and determined that they did not have a material impact on the Funds’ financial statements.

E. Forward Commitment Transactions—

The Funds may enter into forward commitments. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. The

Goldman Sachs Trust—Financial Square Funds
Notes to Financial Statements (continued)
December 31, 2008

purchased securities in the forward commitment transactions do not begin to accrue interest income until the settlement date of these securities. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. When entering into a forward commitment, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations.

F. Repurchase Agreements—

Certain Funds may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The collateral for all repurchase agreements is held in safekeeping at the Funds’ custodian or designated subcustodians under tri-party repurchase agreements.
Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Funds’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these agreements.

G. Treasury Inflation-Protected Securities—

The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers (“CPIU”). The adjustments to principal due to inflation are reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

3. Agreements

A. Management Agreement—
Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Board of Trustees.
As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”), computed daily and payable monthly, equal to an annual percentage rate of 0.205% of each Fund’s average daily net assets.
Effective July 1, 2008, GSAM has voluntarily agreed to reduce its waiver of its Management fee equal annually to 0.045% of average daily net assets of Government, Money Market, Prime Obligations, and Tax-Free Money Market Funds and 0.025% of the average daily net assets of Federal, Treasury Instruments and Treasury Obligations Funds. Prior to July 1, 2008, GSAM had voluntarily agreed to waive a portion of its waiver of its Management fee equal annually to 0.05% of average daily net assets of Government, Money Market, Prime Obligations, and Tax-Free Money Market Funds and 0.03% of the average daily net assets of Federal, Treasury Instruments and Treasury Obligations Funds.

B. Distribution Agreement—
Goldman Sachs serves as Distributor of shares of the Funds pursuant to a Distribution Agreement and receives no separate fee.

C. Service Plans—
The Trust, on behalf of each Fund, has adopted Service Plans to allow FST Select, FST Preferred, FST Capital, FST Administration and FST Service Shares to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Service Plans for FST Select, FST Preferred, FST Capital, FST Administration and FST Service Shares provide for compensation to the service organizations in an amount up to 0.03%, 0.10%, 0.15%, 0.25% and 0.50% (on an annual basis), respectively, of the average daily net assets of the respective shares.
Goldman Sachs has voluntarily agreed to waive a portion of the service fees attributable to the FST Service Shares for Treasury Instruments and Treasury Obligations. For these Funds, for the year ended December 31, 2008, the effective service fees; net of any waivers, were 0.48% and 0.46%, respectively.
As of December 31, 2008, the service fees, net of any waivers was 0.46% for Treasury Obligations.

D. Transfer Agency Agreement—
Goldman Sachs also serves as the Transfer Agent of the Funds for a fee pursuant to a Transfer Agency Agreement. Effective July 1, 2008, the fees charged for such transfer agency services are calculated daily and payable monthly equal to an annual rate of 0.010% of the average daily net assets of each Fund. Prior to July 1, 2008, the fees charged for such transfer agency services were calculated daily and payable monthly equal to an annual rate of 0.015% of the average daily net assets of each Fund.

E. Other Agreements—
GSAM has voluntarily agreed to limit certain “Other Expenses” of the Funds (excluding Management fees, Transfer Agent fees and expenses, FST Select fees, FST Preferred fees, FST Capital fees, FST Administration fees, FST Service fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting costs and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, 0.014% of each Fund’s average daily net assets. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
In addition, the Funds have entered into certain expense offset arrangements with the custodian and the transfer agent resulting in a reduction in the Funds’ expenses. For the year ended December 31, 2008, these expense reductions, including any waivers and expense reimbursements, were as follows (in thousands):

	Other			Service
	Expense	Management	Custody	Plans
	Reimburse-	Fees	Fee	Fee
Fund	ments	Waived	Reductions	Waivers	Total
Federal	$—	$5,862	$25	$—	$5,887
Government	—	12,267	1	—	12,268
Money Market	—	11,112	1	—	11,113
Prime Obligations	—	23,670	37	—	23,707
Tax-Free Money Market	367	5,441	1,322	—	7,130
Treasury Instruments	—	6,041	39	115	6,195
Treasury Obligations	—	4,361	1	582	4,944

Goldman Sachs Trust—Financial Square Funds
Notes to Financial Statements (continued)
December 31, 2008

As of December 31, 2008, the amounts owed to affiliates of the Funds were as follows (in thousands):

		Transfer
	Management	Agent	Over
Fund	Fees	Fees	Reimbursement	Total
Federal	$4,775	$265	$—	$5,040
Government	6,810	426	—	7,236
Money Market	2,667	167	—	2,834
Prime Obligations	4,121	258	—	4,379
Tax-Free Money Market	1,487	93	288	1,868
Treasury Instruments	6,259	348	—	6,607
Treasury Obligations	2,633	146	—	2,779

F. Line of Credit Facility—

The Funds participate in a $700,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or affiliates. Pursuant to the terms of the facility, the Funds and the other borrowers may increase the credit amount by an additional $300,000,000, for a total of up to $1 billion. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the year ended December 31, 2008, the Funds did not have any borrowings under the facility. Prior to May 13, 2008, the amount available through the facility was $450,000,000.

4. Fair Value of Investments

For the year ended December 31, 2008, the Funds adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Fair value measurements do not include transaction costs. FAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:

Basis of Fair Value Measurement

Level 1—Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2—Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3—Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

A financial instrument’s Level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The following is a summary of the levels within the fair value hierarchy in which the Funds invest:

	Investments in Securities Long-Assets
Level 1	$4,159,564,005	$851,698,594	$—	$—
Level 2(a)	31,671,094,503	56,114,507,993	19,719,286,849	32,879,854,096
Level 3	—	—	—	—
Total	$35,830,658,508	$56,966,206,587	$19,719,286,849	$32,879,854,096

	Investments in Securities Long-Assets
Level 1	$—	$36,953,289,272	$10,784,164,827
Level 2(a)	10,554,327,390	—	5,220,800,000
Level 3	—	—	—
Total	$10,554,327,390	$36,953,289,272	$16,004,964,827

(a)	The Fund utilizes amortized cost which approximates fair value to value money market investments. This results primarily in a Level 2 classification as amortized cost is considered a model-based price.

5. Other Risks

A. Indemnifications—

Under the Trust’s organizational documents, its trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds believe the risk of loss under these arrangements to be remote.

B. Market and Credit Risks—

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event of the failure of an issuer to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

C. Portfolio Concentrations—

As a result of the Tax-Free Money Market Fund’s ability to invest a large percentage of its assets in obligations of issuers within certain states, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.

6. Other Matters

A. Temporary Guarantee Program—
On October 3, 2008, the Board of Trustees of the Funds approved participation in the U.S. Treasury Department’s (the “Treasury”) Temporary Guarantee Program for the Financial Square and VIT Money Market Funds and the Institutional Liquid Asset Portfolios (the “Program”). Each of the Funds paid the Treasury a fee based on the number of shares outstanding as of September 19, 2008 to participate in the Program for the initial 3-month term that expired on December 18, 2008. On December 3, 2008, the Board of Trustees approved participation in the extension of the Program through April 30, 2009, for which the Federal, Government, Money Market, Prime Obligations and Tax-Free Money Market Funds paid the Treasury an additional fee also based on the number of shares outstanding as of September 19, 2008.
Under the Program, if a Fund’s market-based net asset value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Funds without regard to any expense limitation in effect for the Funds. Such amounts are included in other expenses on the Statement of Operations. The Treasury has the option to renew the Program through the close of business on September 18, 2009. If extended, the Board of Trustees of the Funds will determine whether the participating Funds should continue participation in the Program and, if so, the participating Funds will incur additional participation fees.

B. Transaction with Affiliate—
On September 22, 2008, Goldman Sachs, the parent company of the Funds’ adviser, made a voluntary and irrevocable capital infusion of $100,000,000 to the Prime Obligations Fund. This action was taken to ensure the Fund maintained the highest credit rating possible during a period in which the credit markets endured extremely volatile market conditions.

C. Exemptive Orders—
Pursuant to SEC exemptive orders, the Goldman Sachs money market funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

Goldman Sachs Trust—Financial Square Funds
Notes to Financial Statements (continued)
December 31, 2008
7. Summary of Share Transactions (at $1.00 per share)
Share activity is as follows:

	Federal Fund

	For the	For the
	Year Ended	Year Ended
	December 31, 2008	December 31, 2007

FST Shares
Shares sold	95,446,773,943	38,311,759,493
Reinvestment of distributions	390,296,824	422,405,991
Shares redeemed	(79,726,945,092)	(32,225,508,253)

	16,110,125,675	6,508,657,231

FST Select Shares
Shares sold	359,442,777	—
Reinvestment of distributions	47,302	62
Shares redeemed	(269,630,420)	—

	89,859,659	62

FST Preferred Shares
Shares sold	2,735,581,299	526,074,125
Reinvestment of distributions	6,945,566	7,486,381
Shares redeemed	(2,566,415,890)	(350,840,621)

	176,110,975	182,719,885

FST Capital Shares
Shares sold	254,718,165	11,638,757
Reinvestment of distributions	375,281	273,458
Shares redeemed	(226,655,921)	(7,584,151)

	28,437,525	4,328,064

FST Administration Shares
Shares sold	7,897,386,576	3,102,910,716
Reinvestment of distributions	9,597,516	17,357,437
Shares redeemed	(7,022,983,161)	(3,288,741,678)

	884,000,931	(168,473,525)

FST Service Shares
Shares sold	9,892,830,324	7,260,644,578
Reinvestment of distributions	11,326,779	17,239,300
Shares redeemed	(9,518,423,956)	(7,110,507,995)

	385,733,147	167,375,883

Net increase (decrease) in shares	17,674,267,912	6,694,607,600

Government Fund		Money Market Fund		Prime Obligations Fund

For the	For the	For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2008	December 31, 2007	December 31, 2008	December 31, 2007	December 31, 2008	December 31, 2007

182,355,935,294	42,691,754,110	151,001,014,449	110,136,476,999	290,149,281,542	230,076,934,069
250,189,316	133,173,404	337,197,673	521,420,824	362,970,659	487,002,828
(143,726,486,878)	(35,998,585,770)	(154,998,013,750)	(102,569,525,823)	(301,510,689,365)	(212,478,271,348)

38,879,637,732	6,826,341,744	(3,659,801,628)	8,088,372,000	(10,998,437,164)	18,085,665,549

5,895,762,249	1,011,668,311	349,544,061	1,005,473,685	2,221,385,557	3,037,658,794
20,730,074	9,717,853	2,484,208	6,165,076	7,447,772	18,187,032
(5,132,821,699)	(665,623,037)	(380,774,930)	(956,873,320)	(2,400,147,966)	(3,079,375,424)

783,670,624	355,763,127	(28,746,661)	54,765,441	(171,314,637)	(23,529,598)

4,405,165,458	2,692,898,154	1,188,890,576	651,489,952	18,398,316,025	13,431,487,063
7,679,689	12,401,743	3,555,441	5,134,883	28,342,874	45,184,913
(4,057,557,776)	(2,422,917,216)	(1,266,239,330)	(592,627,543)	(18,195,577,799)	(14,094,256,022)

355,287,371	282,382,681	(73,793,313)	63,997,292	231,081,100	(617,584,046)

11,701,527,932	7,967,460,651	263,275,228	199,196,750	10,756,157,422	8,030,059,529
6,731,377	15,924,172	1,010,441	882,308	6,791,256	17,398,360
(10,807,155,964)	(7,781,952,779)	(268,195,734)	(159,063,525)	(10,772,852,804)	(7,848,462,824)

901,103,345	201,432,044	(3,910,065)	41,015,533	(9,904,126)	198,995,065

12,397,209,009	8,354,041,709	5,354,580,747	5,240,871,994	20,007,946,428	30,217,784,703
8,924,028	13,380,647	14,568,311	22,209,410	17,263,204	41,049,887
(10,297,995,836)	(7,631,542,888)	(5,859,482,127)	(4,704,486,380)	(21,829,342,267)	(29,003,735,484)

2,108,137,201	735,879,468	(490,333,069)	558,595,024	(1,804,132,635)	1,255,099,106

3,360,262,990	3,059,798,913	2,056,079,035	1,558,158,046	11,760,035,890	14,332,061,792
4,229,240	7,295,096	8,608,959	16,357,259	18,398,641	33,502,009
(3,095,216,571)	(3,034,502,602)	(2,153,176,787)	(1,412,775,297)	(12,476,719,409)	(13,948,394,851)

269,275,659	32,591,407	(88,488,793)	161,740,008	(698,284,878)	417,168,950

43,297,111,932	8,434,390,471	(4,345,073,529)	8,968,485,298	(13,450,992,340)	19,315,815,026

Goldman Sachs Trust—Financial Square Funds
Notes to Financial Statements (continued)
December 31, 2008

7. Summary of Share Transactions (at $1.00 per share) (continued)
Share activity is as follows:

	Tax-Free Money Market Fund

	For the	For the
	Year Ended	Year Ended
	December 31, 2008	December 31, 2007

FST Shares
Shares sold	47,956,643,891	54,750,598,715
Reinvestment of distributions	147,513,567	193,059,422
Shares redeemed	(47,515,484,612)	(52,118,365,138)

	588,672,846	2,825,292,999

FST Select Shares
Shares sold	194,930,312	238,061,100
Reinvestment of distributions	890,047	1,197,575
Shares redeemed	(226,502,211)	(269,114,411)

	(30,681,852)	(29,855,736)

FST Preferred Shares
Shares sold	823,180,411	820,169,945
Reinvestment of distributions	884,714	1,577,802
Shares redeemed	(962,375,042)	(927,845,201)

	(138,309,917)	(106,097,454)

FST Capital Shares
Shares sold	1,247,652,479	784,200,042
Reinvestment of distributions	320,908	1,272,285
Shares redeemed	(1,271,632,304)	(890,967,626)

	(23,658,917)	(105,495,299)

FST Administration Shares
Shares sold	2,143,085,486	2,383,334,314
Reinvestment of distributions	1,933,386	2,799,028
Shares redeemed	(2,540,229,124)	(1,951,596,165)

	(395,210,252)	434,537,177

FST Service Shares
Shares sold	1,116,845,752	1,156,415,334
Reinvestment of distributions	1,021,154	1,927,842
Shares redeemed	(1,169,788,737)	(998,583,071)

	(51,921,831)	159,760,105

Net increase (decrease) in shares	(51,109,923)	3,178,141,792

Treasury Instruments Fund		Treasury Obligations Fund

For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended
December 31, 2008	December 31, 2007	December 31, 2008	December 31, 2007

107,607,236,523	36,477,370,131	86,026,192,902	40,069,208,287
179,971,525	74,035,868	126,955,170	152,620,255
(84,488,433,638)	(29,177,747,663)	(85,796,774,424)	(30,426,054,050)

23,298,774,410	7,373,658,336	356,373,648	9,795,774,492

497,125,598	91,005,402	392,524,307	277,400,000
766,531	1,477,265	80,822	32,876
(392,047,388)	(96,536,637)	(359,709,857)	(277,411,269)

105,844,741	(4,053,970)	32,895,272	21,607

3,387,898,318	268,398,073	602,927,104	1,124,767,546
3,613,043	268,804	1,783,834	1,391,566
(3,254,368,207)	(210,823,526)	(1,004,702,743)	(1,255,508,168)

137,143,154	57,843,351	(399,991,805)	(129,349,056)

1,034,685,307	195,371,491	623,050,585	479,544,205
941,011	524,970	2,085,373	4,345,697
(882,872,709)	(192,904,660)	(583,383,040)	(256,151,622)

152,753,609	2,991,801	41,752,918	227,738,280

20,202,207,926	6,048,579,064	15,636,676,978	13,815,964,993
15,549,178	8,432,133	4,153,721	11,568,247
(18,687,527,434)	(5,374,370,717)	(16,432,817,709)	(13,393,638,880)

1,530,229,670	682,640,480	(791,987,010)	433,894,360

4,210,042,437	2,229,194,014	6,847,973,129	8,330,040,340
5,426,199	5,853,419	12,853,684	55,800,094
(4,261,766,783)	(1,795,206,913)	(7,340,252,314)	(8,370,348,794)

(46,298,147)	439,840,520	(479,425,501)	15,491,640

25,178,447,437	8,552,920,518	(1,240,382,478)	10,343,571,323

Goldman Sachs Trust—Financial Square Funds
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Year
Federal Fund

									Ratios assuming no
									expense reductions
								Ratio of net		Ratio of net
	Net asset		Distributions	Net asset		Net assets	Ratio of net	investment	Ratio of total	investment
	value,	Net	from net	value,		end	expenses to	income to	expenses to	income to
	beginning	investment	investment	end	Total	of year	average net	average net	average net	average net
Year—Share Class	of year	income(a)	income	of year	return(b)	(in 000’s)	assets	assets	assets	assets

FOR THE YEARS ENDED DECEMBER 31,

2008-FST Shares	$1.00	$0.025	$(0.025)	$1.00	2.48%	$31,185,150	0.21%	2.34%	0.24%	2.31%
2008-FST Select Shares	1.00	0.024	(0.024)	1.00	2.45	89,863	0.24	2.29	0.27	2.26
2008-FST Preferred Shares	1.00	0.024	(0.024)	1.00	2.38	491,371	0.31	2.32	0.34	2.29
2008-FST Capital Shares	1.00	0.023	(0.023)	1.00	2.33	36,379	0.36	1.99	0.39	1.96
2008-FST Administration Shares	1.00	0.022	(0.022)	1.00	2.22	1,470,423	0.46	2.01	0.49	1.98
2008-FST Service Shares	1.00	0.020	(0.020)	1.00	1.97	1,331,954	0.71	1.88	0.74	1.85

2007-FST Shares	1.00	0.050	(0.050)	1.00	5.07	15,074,711	0.20	4.92	0.23	4.89
2007-FST Select Shares	1.00	0.049	(0.049)	1.00	5.04	1	0.23	4.91	0.26	4.88
2007-FST Preferred Shares	1.00	0.049	(0.049)	1.00	4.97	315,256	0.30	4.80	0.33	4.77
2007-FST Capital Shares	1.00	0.048	(0.048)	1.00	4.91	7,941	0.35	4.77	0.38	4.74
2007-FST Administration Shares	1.00	0.047	(0.047)	1.00	4.81	586,405	0.45	4.71	0.48	4.68
2007-FST Service Shares	1.00	0.045	(0.045)	1.00	4.55	946,214	0.70	4.42	0.73	4.39

2006-FST Shares	1.00	0.048	(0.048)	1.00	4.87	8,565,756	0.20	4.77	0.23	4.74
2006-FST Select Shares	1.00	0.047	(0.047)	1.00	4.84	1	0.23	4.60	0.26	4.57
2006-FST Preferred Shares	1.00	0.047	(0.047)	1.00	4.77	132,530	0.30	4.66	0.33	4.63
2006-FST Capital Shares	1.00	0.046	(0.046)	1.00	4.72	3,613	0.35	4.62	0.38	4.59
2006-FST Administration Shares	1.00	0.045	(0.045)	1.00	4.61	754,867	0.45	4.54	0.48	4.51
2006-FST Service Shares	1.00	0.043	(0.043)	1.00	4.35	778,820	0.70	4.27	0.73	4.24

2005-FST Shares	1.00	0.030	(0.030)	1.00	3.03	7,555,583	0.20	3.02	0.22	3.00
2005-FST Select Shares	1.00	0.030	(0.030)	1.00	3.00	3	0.21	2.99	0.23	2.97
2005-FST Preferred Shares	1.00	0.029	(0.029)	1.00	2.93	142,604	0.30	3.15	0.32	3.13
2005-FST Capital Shares	1.00	0.029	(0.029)	1.00	2.88	3,772	0.35	2.84	0.37	2.82
2005-FST Administration Shares	1.00	0.028	(0.028)	1.00	2.78	696,899	0.45	2.78	0.47	2.76
2005-FST Service Shares	1.00	0.025	(0.025)	1.00	2.52	608,554	0.70	2.56	0.72	2.54

2004-FST Shares	1.00	0.012	(0.012)	1.00	1.18	7,336,617	0.20	1.17	0.22	1.15
2004-FST Select Shares	1.00	0.011	(0.011)	1.00	1.15	3	0.23	0.98	0.25	0.96
2004-FST Preferred Shares	1.00	0.011	(0.011)	1.00	1.08	41,311	0.30	1.03	0.32	1.01
2004-FST Capital Shares	1.00	0.010	(0.010)	1.00	1.03	3,823	0.35	1.01	0.37	0.99
2004-FST Administration Shares	1.00	0.009	(0.009)	1.00	0.93	679,050	0.45	1.00	0.47	0.98
2004-FST Service Shares	1.00	0.007	(0.007)	1.00	0.67	484,309	0.70	0.68	0.72	0.66

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Year
Government Fund

											Ratios assuming no
											expense reductions
										Ratio of net		Ratio of net
	Net asset			Distributions		Net asset		Net assets	Ratio of net	investment	Ratio of total	investment
	value,	Net		from net		value,		end	expenses to	income to	expenses to	income to
	beginning	investment		investment		end	Total	of year	average net	average net	average net	average net
Year—Share Class	of year	income(a)		income		of year	return(b)	(in 000’s)	assets	assets	assets	assets

FOR THE YEARS ENDED DECEMBER 31,

2008-FST Shares	$1.00	$0.025	(c)	$(0.025	)(c)	$1.00	2.51%	$48,835,964	0.19%	2.17%	0.24%	2.12%
2008-FST Select Shares	1.00	0.025	(c)	(0.025	)(c)	1.00	2.48	1,222,242	0.22	2.24	0.27	2.19
2008-FST Preferred Shares	1.00	0.024	(c)	(0.024	)(c)	1.00	2.41	1,022,324	0.29	2.28	0.34	2.23
2008-FST Capital Shares	1.00	0.023	(c)	(0.023	)(c)	1.00	2.36	1,256,106	0.34	2.15	0.39	2.10
2008-FST Administration Shares	1.00	0.022	(c)	(0.022	)(c)	1.00	2.25	3,995,979	0.44	2.06	0.49	2.01
2008-FST Service Shares	1.00	0.020	(c)	(0.020	)(c)	1.00	2.00	676,581	0.69	1.85	0.74	1.80

2007-FST Shares	1.00	0.050		(0.050)		1.00	5.13	9,944,020	0.18	4.88	0.24	4.82
2007-FST Select Shares	1.00	0.050		(0.050)		1.00	5.10	438,264	0.21	4.79	0.27	4.73
2007-FST Preferred Shares	1.00	0.049		(0.049)		1.00	5.03	666,779	0.28	4.87	0.34	4.81
2007-FST Capital Shares	1.00	0.049		(0.049)		1.00	4.97	354,687	0.33	4.69	0.39	4.63
2007-FST Administration Shares	1.00	0.047		(0.047)		1.00	4.87	1,886,834	0.43	4.72	0.49	4.66
2007-FST Service Shares	1.00	0.045		(0.045)		1.00	4.61	407,134	0.68	4.52	0.74	4.46

2006-FST Shares	1.00	0.049		(0.049)		1.00	4.95	3,117,679	0.18	4.89	0.24	4.83
2006-FST Select Shares	1.00	0.048		(0.048)		1.00	4.92	82,500	0.21	4.83	0.27	4.77
2006-FST Preferred Shares	1.00	0.047		(0.047)		1.00	4.85	384,397	0.28	4.74	0.34	4.68
2006-FST Capital Shares	1.00	0.047		(0.047)		1.00	4.80	153,254	0.33	4.71	0.39	4.65
2006-FST Administration Shares	1.00	0.046		(0.046)		1.00	4.69	1,150,955	0.43	4.60	0.49	4.54
2006-FST Service Shares	1.00	0.043		(0.043)		1.00	4.43	374,543	0.68	4.38	0.74	4.32

2005-FST Shares	1.00	0.031		(0.031)		1.00	3.10	2,715,310	0.18	3.07	0.23	3.02
2005-FST Select Shares	1.00	0.030		(0.030)		1.00	3.07	75,772	0.21	2.87	0.26	2.82
2005-FST Preferred Shares	1.00	0.030		(0.030)		1.00	3.00	406,025	0.28	2.91	0.33	2.86
2005-FST Capital Shares	1.00	0.029		(0.029)		1.00	2.95	113,461	0.33	2.99	0.38	2.94
2005-FST Administration Shares	1.00	0.028		(0.028)		1.00	2.85	1,163,046	0.43	2.86	0.48	2.81
2005-FST Service Shares	1.00	0.026		(0.026)		1.00	2.59	293,121	0.68	2.58	0.73	2.53

2004-FST Shares	1.00	0.012		(0.012)		1.00	1.23	2,386,970	0.18	1.27	0.22	1.23
2004-FST Select Shares	1.00	0.012		(0.012)		1.00	1.20	142,390	0.21	1.21	0.25	1.17
2004-FST Preferred Shares	1.00	0.011		(0.011)		1.00	1.13	630,711	0.28	1.15	0.32	1.11
2004-FST Capital Shares	1.00	0.011		(0.011)		1.00	1.08	95,441	0.33	1.10	0.37	1.06
2004-FST Administration Shares	1.00	0.010		(0.010)		1.00	0.98	1,072,788	0.43	0.99	0.47	0.95
2004-FST Service Shares	1.00	0.007		(0.007)		1.00	0.73	290,341	0.68	0.72	0.72	0.68

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(c)	Net investment income and distributions from net investment income contains $0.001 and $(0.001) of realized capital gains and distributions from net realized gains for the year ended December 31, 2008.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Year
Money Market Fund

									Ratios assuming no
									expense reductions
								Ratio of net		Ratio of net
	Net asset		Distributions	Net asset		Net assets	Ratio of net	investment	Ratio of total	investment
	value,	Net	from net	value,		end	expenses to	income to	expenses to	income to
	beginning	investment	investment	end	Total	of year	average net	average net	average net	average net
Year—Share Class	of year	income(a)	income	of year	return(b)	(in 000’s)	assets	assets	assets	assets

FOR THE YEARS ENDED DECEMBER 31,

2008-FST Shares	$1.00	$0.027	$(0.027)	$1.00	2.70%	$18,340,321	0.19%	2.74%	0.24%	2.69%
2008-FST Select Shares	1.00	0.026	(0.026)	1.00	2.67	54,085	0.22	2.80	0.27	2.75
2008-FST Preferred Shares	1.00	0.026	(0.026)	1.00	2.60	87,841	0.29	2.75	0.34	2.70
2008-FST Capital Shares	1.00	0.025	(0.025)	1.00	2.54	50,112	0.34	2.59	0.39	2.54
2008-FST Administration Shares	1.00	0.024	(0.024)	1.00	2.44	684,773	0.44	2.51	0.49	2.46
2008-FST Service Shares	1.00	0.022	(0.022)	1.00	2.19	559,707	0.69	2.24	0.74	2.19

2007-FST Shares	1.00	0.051	(0.051)	1.00	5.26	22,000,123	0.18	5.12	0.23	5.07
2007-FST Select Shares	1.00	0.051	(0.051)	1.00	5.23	82,832	0.21	5.14	0.26	5.09
2007-FST Preferred Shares	1.00	0.050	(0.050)	1.00	5.15	161,635	0.28	5.02	0.33	4.97
2007-FST Capital Shares	1.00	0.050	(0.050)	1.00	5.10	54,022	0.33	4.92	0.38	4.87
2007-FST Administration Shares	1.00	0.049	(0.049)	1.00	5.00	1,175,106	0.43	4.87	0.48	4.82
2007-FST Service Shares	1.00	0.046	(0.046)	1.00	4.74	648,195	0.68	4.63	0.73	4.58

2006-FST Shares	1.00	0.049	(0.049)	1.00	4.99	13,911,751	0.18	4.92	0.23	4.87
2006-FST Select Shares	1.00	0.049	(0.049)	1.00	4.96	28,066	0.21	4.87	0.26	4.82
2006-FST Preferred Shares	1.00	0.048	(0.048)	1.00	4.89	97,638	0.28	4.80	0.33	4.75
2006-FST Capital Shares	1.00	0.047	(0.047)	1.00	4.84	13,006	0.33	4.69	0.38	4.64
2006-FST Administration Shares	1.00	0.046	(0.046)	1.00	4.73	616,511	0.43	4.65	0.48	4.60
2006-FST Service Shares	1.00	0.044	(0.044)	1.00	4.47	486,455	0.68	4.42	0.73	4.37

2005-FST Shares	1.00	0.031	(0.031)	1.00	3.14	10,191,671	0.18	3.07	0.22	3.03
2005-FST Select Shares	1.00	0.031	(0.031)	1.00	3.11	42,112	0.21	3.03	0.25	2.99
2005-FST Preferred Shares	1.00	0.030	(0.030)	1.00	3.04	96,448	0.28	2.93	0.32	2.89
2005-FST Capital Shares	1.00	0.029	(0.029)	1.00	2.99	35,586	0.33	3.12	0.37	3.08
2005-FST Administration Shares	1.00	0.029	(0.029)	1.00	2.88	609,847	0.43	2.85	0.47	2.81
2005-FST Service Shares	1.00	0.026	(0.026)	1.00	2.63	341,523	0.68	2.62	0.72	2.58

2004-FST Shares	1.00	0.013	(0.013)	1.00	1.26	9,209,408	0.18	1.25	0.22	1.21
2004-FST Select Shares	1.00	0.012	(0.012)	1.00	1.23	24,850	0.21	1.22	0.25	1.18
2004-FST Preferred Shares	1.00	0.012	(0.012)	1.00	1.16	70,246	0.28	1.14	0.32	1.10
2004-FST Capital Shares	1.00	0.011	(0.011)	1.00	1.11	12,975	0.33	0.98	0.37	0.94
2004-FST Administration Shares	1.00	0.010	(0.010)	1.00	1.01	626,210	0.43	1.05	0.47	1.01
2004-FST Service Shares	1.00	0.008	(0.008)	1.00	0.76	285,976	0.68	0.75	0.72	0.71

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Year
Prime Obligations Fund

											Ratios assuming no
											expense reductions
										Ratio of net		Ratio of net
	Net asset			Distributions	Net asset			Net assets	Ratio of net	investment	Ratio of total	investment
	value,	Net		from net	value,			end	expenses to	income to	expenses to	income to
	beginning	investment		investment	end	Total		of year	average net	average net	average net	average net
Year—Share Class	of year	income(a)		income	of year	return(b)		(in 000’s)	assets	assets	assets	assets

FOR THE YEARS ENDED DECEMBER 31,

2008-FST Shares	$1.00	$0.026	(c)	$(0.026)	$1.00	2.64	%(c)	$25,218,329	0.19%	2.72%	0.24%	2.67%
2008-FST Select Shares	1.00	0.026	(c)	(0.026)	1.00	2.61	(c)	95,807	0.22	2.77	0.27	2.72
2008-FST Preferred Shares	1.00	0.025	(c)	(0.025)	1.00	2.54	(c)	1,385,336	0.29	2.55	0.34	2.50
2008-FST Capital Shares	1.00	0.025	(c)	(0.025)	1.00	2.49	(c)	777,173	0.34	2.48	0.39	2.43
2008-FST Administration Shares	1.00	0.024	(c)	(0.024)	1.00	2.39	(c)	4,060,108	0.44	2.45	0.49	2.40
2008-FST Service Shares	1.00	0.021	(c)	(0.021)	1.00	2.13	(c)	1,398,311	0.69	2.19	0.74	2.14

2007-FST Shares	1.00	0.052		(0.052)	1.00	5.28		36,224,153	0.18	5.13	0.23	5.08
2007-FST Select Shares	1.00	0.051		(0.051)	1.00	5.24		267,150	0.21	5.13	0.26	5.08
2007-FST Preferred Shares	1.00	0.051		(0.051)	1.00	5.17		1,154,660	0.28	5.05	0.33	5.00
2007-FST Capital Shares	1.00	0.050		(0.050)	1.00	5.12		787,305	0.33	5.00	0.38	4.95
2007-FST Administration Shares	1.00	0.049		(0.049)	1.00	5.01		5,865,430	0.43	4.90	0.48	4.85
2007-FST Service Shares	1.00	0.047		(0.047)	1.00	4.75		2,097,006	0.68	4.65	0.73	4.60

2006-FST Shares	1.00	0.049		(0.049)	1.00	4.99		18,138,487	0.18	4.88	0.23	4.83
2006-FST Select Shares	1.00	0.049		(0.049)	1.00	4.96		290,680	0.21	4.94	0.26	4.89
2006-FST Preferred Shares	1.00	0.048		(0.048)	1.00	4.89		1,772,244	0.28	4.79	0.33	4.74
2006-FST Capital Shares	1.00	0.047		(0.047)	1.00	4.83		588,310	0.33	4.78	0.38	4.73
2006-FST Administration Shares	1.00	0.046		(0.046)	1.00	4.73		4,610,331	0.43	4.64	0.48	4.59
2006-FST Service Shares	1.00	0.044		(0.044)	1.00	4.47		1,679,837	0.68	4.41	0.73	4.36

2005-FST Shares	1.00	0.031		(0.031)	1.00	3.14		18,844,076	0.18	3.10	0.22	3.06
2005-FST Select Shares	1.00	0.031		(0.031)	1.00	3.11		98,894	0.21	3.08	0.25	3.04
2005-FST Preferred Shares	1.00	0.030		(0.030)	1.00	3.04		1,756,837	0.28	2.99	0.32	2.95
2005-FST Capital Shares	1.00	0.029		(0.029)	1.00	2.98		478,857	0.33	3.03	0.37	2.99
2005-FST Administration Shares	1.00	0.028		(0.028)	1.00	2.88		3,421,363	0.43	2.88	0.47	2.84
2005-FST Service Shares	1.00	0.026		(0.026)	1.00	2.62		1,375,066	0.68	2.64	0.72	2.60

2004-FST Shares	1.00	0.012		(0.012)	1.00	1.25		15,981,734	0.18	1.22	0.22	1.18
2004-FST Select Shares	1.00	0.012		(0.012)	1.00	1.22		80,638	0.21	1.18	0.25	1.14
2004-FST Preferred Shares	1.00	0.011		(0.011)	1.00	1.15		1,412,563	0.28	1.13	0.32	1.09
2004-FST Capital Shares	1.00	0.011		(0.011)	1.00	1.10		241,806	0.33	1.07	0.37	1.03
2004-FST Administration Shares	1.00	0.010		(0.010)	1.00	1.00		2,765,553	0.43	0.99	0.47	0.95
2004-FST Service Shares	1.00	0.007		(0.007)	1.00	0.75		1,111,799	0.68	0.75	0.72	0.71

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(c)	Reflects an increase of $0.002 per share and 0.22%, as a result of a voluntary and irrevocable capital infusion by Goldman Sachs.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Year
Tax-Free Money Market Fund

										Ratios assuming no
										expense reductions
									Ratio of net		Ratio of net
	Net asset		Distributions		Net asset		Net assets	Ratio of net	investment	Ratio of total	investment
	value,	Net	from net		value,		end	expenses to	income to	expenses to	income to
	beginning	investment	investment		end	Total	of year	average net	average net	average net	average net
Year—Share Class	of year	income(a)	income		of year	return(b)	(in 000’s)	assets	assets	assets	assets

FOR THE YEARS ENDED DECEMBER 31,

2008-FST Shares	$1.00	$0.020	$(0	.020)(c)	$1.00	2.00%	$9,657,508	0.18%	1.95%	0.24%	1.89%
2008-FST Select Shares	1.00	0.020	(0	.020)(c)	1.00	1.97	40,707	0.21	1.98	0.27	1.92
2008-FST Preferred Shares	1.00	0.019	(0	.019)(c)	1.00	1.89	82,211	0.28	1.87	0.34	1.81
2008-FST Capital Shares	1.00	0.018	(0	.018)(c)	1.00	1.84	294,058	0.33	1.84	0.39	1.78
2008-FST Administration Shares	1.00	0.017	(0	.017)(c)	1.00	1.74	362,529	0.43	1.73	0.49	1.67
2008-FST Service Shares	1.00	0.015	(0	.015)(c)	1.00	1.49	280,303	0.68	1.52	0.74	1.46

2007-FST Shares	1.00	0.035	(0	.035)(c)	1.00	3.56	9,069,558	0.18	3.49	0.23	3.44
2007-FST Select Shares	1.00	0.035	(0	.035)(c)	1.00	3.53	71,395	0.21	3.47	0.26	3.42
2007-FST Preferred Shares	1.00	0.034	(0	.034)(c)	1.00	3.46	220,538	0.28	3.37	0.33	3.32
2007-FST Capital Shares	1.00	0.033	(0	.033)(c)	1.00	3.41	317,742	0.33	3.30	0.38	3.25
2007-FST Administration Shares	1.00	0.032	(0	.032)(c)	1.00	3.30	757,798	0.43	3.23	0.48	3.18
2007-FST Service Shares	1.00	0.030	(0	.030)(c)	1.00	3.05	332,251	0.68	2.98	0.73	2.93

2006-FST Shares	1.00	0.033	(0	.033)(c)	1.00	3.32	6,243,612	0.18	3.25	0.23	3.20
2006-FST Select Shares	1.00	0.032	(0	.032)(c)	1.00	3.29	101,244	0.21	3.21	0.26	3.16
2006-FST Preferred Shares	1.00	0.032	(0	.032)(c)	1.00	3.22	326,624	0.28	3.19	0.33	3.14
2006-FST Capital Shares	1.00	0.031	(0	.031)(c)	1.00	3.17	423,215	0.33	3.12	0.38	3.07
2006-FST Administration Shares	1.00	0.030	(0	.030)(c)	1.00	3.07	323,201	0.43	3.01	0.48	2.96
2006-FST Service Shares	1.00	0.028	(0	.028)(c)	1.00	2.81	172,468	0.68	2.77	0.73	2.72

2005-FST Shares	1.00	0.022	(0.022)		1.00	2.26	7,547,716	0.18	2.23	0.22	2.19
2005-FST Select Shares	1.00	0.022	(0.022)		1.00	2.23	175,764	0.21	2.20	0.25	2.16
2005-FST Preferred Shares	1.00	0.022	(0.022)		1.00	2.16	243,181	0.28	2.16	0.32	2.12
2005-FST Capital Shares	1.00	0.021	(0.021)		1.00	2.11	220,902	0.33	2.24	0.37	2.20
2005-FST Administration Shares	1.00	0.020	(0.020)		1.00	2.01	349,087	0.43	1.98	0.47	1.94
2005-FST Service Shares	1.00	0.017	(0.017)		1.00	1.75	164,979	0.68	1.79	0.72	1.75

2004-FST Shares	1.00	0.010	(0.010)		1.00	1.05	8,026,117	0.18	1.03	0.22	0.99
2004-FST Select Shares	1.00	0.010	(0.010)		1.00	1.02	160,472	0.21	1.02	0.25	0.98
2004-FST Preferred Shares	1.00	0.009	(0.009)		1.00	0.94	186,208	0.28	0.94	0.32	0.90
2004-FST Capital Shares	1.00	0.009	(0.009)		1.00	0.89	32,599	0.33	0.93	0.37	0.89
2004-FST Administration Shares	1.00	0.008	(0.008)		1.00	0.79	345,968	0.43	0.81	0.47	0.77
2004-FST Service Shares	1.00	0.005	(0.005)		1.00	0.54	85,930	0.68	0.58	0.72	0.54

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(c)	Amount includes $0.0001, $0.0008 and $0.00004 of distributions from net realized gains for the years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Year
Treasury Instruments Fund

											Ratios assuming no
											expense reductions
										Ratio of net		Ratio of net
	Net asset			Distributions		Net asset		Net assets	Ratio of net	investment	Ratio of total	investment
	value,	Net		from net		value,		end	expenses to	income to	expenses to	income to
	beginning	investment		investment		end	Total	of year	average net	average net	average net	average net
Year—Share Class	of year	income(a)		income		of year	return(b)	(in 000’s)	assets	assets	assets	assets

FOR THE YEARS ENDED DECEMBER 31,

2008-FST Shares	$1.00	$0.016	(c)	$(0.016)	(c)	$1.00	1.57%	$32,591,735	0.21%	1.05%	0.24%	1.02%
2008-FST Select Shares	1.00	0.015	(c)	(0.015)	(c)	1.00	1.54	135,437	0.24	1.01	0.27	0.98
2008-FST Preferred Shares	1.00	0.015	(c)	(0.015)	(c)	1.00	1.47	356,612	0.31	1.15	0.34	1.12
2008-FST Capital Shares	1.00	0.014	(c)	(0.014)	(c)	1.00	1.42	173,751	0.36	0.64	0.39	0.61
2008-FST Administration Shares	1.00	0.013	(c)	(0.013)	(c)	1.00	1.32	3,083,313	0.46	0.97	0.49	0.94
2008-FST Service Shares	1.00	0.011	(c)	(0.011)	(c)	1.00	1.09	612,105	0.69	0.84	0.74	0.79

2007-FST Shares	1.00	0.044	(c)	(0.044)	(c)	1.00	4.46	9,282,486	0.20	3.91	0.24	3.87
2007-FST Select Shares	1.00	0.043	(c)	(0.043)	(c)	1.00	4.43	29,548	0.23	4.24	0.27	4.20
2007-FST Preferred Shares	1.00	0.043	(c)	(0.043)	(c)	1.00	4.36	219,365	0.30	4.07	0.34	4.03
2007-FST Capital Shares	1.00	0.042	(c)	(0.042)	(c)	1.00	4.31	20,939	0.35	4.16	0.39	4.12
2007-FST Administration Shares	1.00	0.041	(c)	(0.041)	(c)	1.00	4.20	1,552,156	0.45	3.89	0.49	3.85
2007-FST Service Shares	1.00	0.039	(c)	(0.039)	(c)	1.00	3.94	658,252	0.70	3.51	0.74	3.47

2006-FST Shares	1.00	0.046		(0.046)		1.00	4.66	1,907,998	0.20	4.60	0.24	4.56
2006-FST Select Shares	1.00	0.045		(0.045)		1.00	4.63	33,599	0.23	4.82	0.27	4.78
2006-FST Preferred Shares	1.00	0.045		(0.045)		1.00	4.55	161,504	0.30	4.48	0.34	4.44
2006-FST Capital Shares	1.00	0.044		(0.044)		1.00	4.50	17,946	0.35	4.45	0.39	4.41
2006-FST Administration Shares	1.00	0.043		(0.043)		1.00	4.40	869,388	0.45	4.37	0.49	4.33
2006-FST Service Shares	1.00	0.041		(0.041)		1.00	4.14	218,354	0.70	4.05	0.74	4.01

2005-FST Shares	1.00	0.028		(0.028)		1.00	2.84	1,201,313	0.20	2.78	0.24	2.74
2005-FST Select Shares	1.00	0.028		(0.028)		1.00	2.81	67	0.23	2.78	0.27	2.74
2005-FST Preferred Shares	1.00	0.027		(0.027)		1.00	2.74	133,806	0.30	3.07	0.34	3.03
2005-FST Capital Shares	1.00	0.027		(0.027)		1.00	2.69	6,468	0.35	2.58	0.39	2.54
2005-FST Administration Shares	1.00	0.026		(0.026)		1.00	2.58	537,912	0.45	2.67	0.49	2.63
2005-FST Service Shares	1.00	0.023		(0.023)		1.00	2.33	268,622	0.70	2.44	0.74	2.40

2004-FST Shares	1.00	0.011		(0.011)		1.00	1.08	1,398,794	0.20	1.11	0.24	1.07
2004-FST Select Shares	1.00	0.010		(0.010)		1.00	1.05	65	0.23	1.27	0.27	1.23
2004-FST Preferred Shares	1.00	0.010		(0.010)		1.00	0.98	372,946	0.30	1.26	0.34	1.22
2004-FST Capital Shares	1.00	0.009		(0.009)		1.00	0.93	17,035	0.35	0.89	0.39	0.85
2004-FST Administration Shares	1.00	0.008		(0.008)		1.00	0.83	236,848	0.45	0.84	0.49	0.80
2004-FST Service Shares	1.00	0.006		(0.006)		1.00	0.58	100,678	0.70	0.54	0.74	0.50

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(c)	Net investment income and distributions from net investment income contains $0.002 and $(0.002), $0.001 and $(0.001) of realized capital gains and distributions from net realized gains for the years ended December 31, 2008 and December 31, 2007, respectively.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds
Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Year
Treasury Obligations Fund

									Ratios assuming no
									expense reductions
								Ratio of net		Ratio of net
	Net asset		Distributions	Net asset		Net assets	Ratio of net	investment	Ratio of total	investment
	value,	Net	from net	value,		end	expenses to	income to	expenses to	income to
	beginning	investment	investment	end	Total	of year	average net	average net	average net	average net
Year—Share Class	of year	income(a)	income	of year	return(b)	(in 000’s)	assets	assets	assets	assets

FOR THE YEARS ENDED DECEMBER 31,

2008-FST Shares	$1.00	$0.016	$(0.016)	$1.00	1.64%	$12,010,372	0.21%	1.51%	0.24%	1.48%
2008-FST Select Shares	1.00	0.016	(0.016)	1.00	1.61	32,927	0.24	0.42	0.27	0.39
2008-FST Preferred Shares	1.00	0.015	(0.015)	1.00	1.54	246,788	0.31	1.46	0.34	1.43
2008-FST Capital Shares	1.00	0.015	(0.015)	1.00	1.49	360,461	0.36	1.30	0.39	1.27
2008-FST Administration Shares	1.00	0.014	(0.014)	1.00	1.39	1,995,689	0.46	1.40	0.49	1.37
2008-FST Service Shares	1.00	0.012	(0.012)	1.00	1.17	1,357,797	0.67	1.17	0.74	1.10

2007-FST Shares	1.00	0.047	(0.047)	1.00	4.80	11,652,689	0.20	4.32	0.24	4.28
2007-FST Select Shares	1.00	0.047	(0.047)	1.00	4.77	26	0.23	4.62	0.27	4.58
2007-FST Preferred Shares	1.00	0.046	(0.046)	1.00	4.70	646,792	0.30	4.52	0.34	4.48
2007-FST Capital Shares	1.00	0.045	(0.045)	1.00	4.65	318,665	0.35	4.39	0.39	4.35
2007-FST Administration Shares	1.00	0.044	(0.044)	1.00	4.54	2,787,538	0.45	4.44	0.49	4.40
2007-FST Service Shares	1.00	0.042	(0.042)	1.00	4.28	1,837,123	0.70	4.19	0.74	4.15

2006-FST Shares	1.00	0.048	(0.048)	1.00	4.86	1,855,829	0.20	4.79	0.24	4.75
2006-FST Select Shares	1.00	0.047	(0.047)	1.00	4.83	4	0.23	4.75	0.27	4.71
2006-FST Preferred Shares	1.00	0.047	(0.047)	1.00	4.76	776,080	0.30	4.69	0.34	4.65
2006-FST Capital Shares	1.00	0.046	(0.046)	1.00	4.71	90,897	0.35	4.79	0.39	4.75
2006-FST Administration Shares	1.00	0.045	(0.045)	1.00	4.60	2,353,384	0.45	4.55	0.49	4.51
2006-FST Service Shares	1.00	0.043	(0.043)	1.00	4.34	1,821,459	0.70	4.31	0.74	4.27

2005-FST Shares	1.00	0.030	(0.030)	1.00	3.00	1,633,047	0.20	3.00	0.23	2.97
2005-FST Select Shares	1.00	0.030	(0.030)	1.00	2.97	3	0.23	3.83	0.26	3.80
2005-FST Preferred Shares	1.00	0.029	(0.029)	1.00	2.90	669,177	0.30	2.97	0.33	2.94
2005-FST Capital Shares	1.00	0.028	(0.028)	1.00	2.85	1,926	0.35	2.73	0.38	2.70
2005-FST Administration Shares	1.00	0.027	(0.027)	1.00	2.75	1,856,730	0.45	2.78	0.48	2.75
2005-FST Service Shares	1.00	0.025	(0.025)	1.00	2.49	1,036,131	0.70	2.55	0.73	2.52

2004-FST Shares	1.00	0.011	(0.011)	1.00	1.14	2,262,617	0.20	1.16	0.22	1.14
2004-FST Select Shares	1.00	0.011	(0.011)	1.00	1.11	2	0.23	0.82	0.25	0.80
2004-FST Preferred Shares	1.00	0.010	(0.010)	1.00	1.04	493,548	0.30	1.04	0.32	1.02
2004-FST Capital Shares	1.00	0.010	(0.010)	1.00	0.99	1,038	0.35	0.77	0.37	0.75
2004-FST Administration Shares	1.00	0.009	(0.009)	1.00	0.89	1,581,650	0.45	0.90	0.47	0.88
2004-FST Service Shares	1.00	0.006	(0.006)	1.00	0.64	676,295	0.70	0.67	0.72	0.65

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

The accompanying notes are an integral part of these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Goldman Sachs Trust—Goldman Sachs Financial Square Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Goldman Sachs Financial Square Federal Fund, Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Money Market Fund, Goldman Sachs Financial Square Prime Obligations Fund, Goldman Sachs Financial Square Tax-Free Money Market Fund, Goldman Sachs Treasury Instruments Fund and Goldman Sachs Financial Square Treasury Obligations Fund (collectively the “Goldman Sachs Financial Square Funds”), portfolios of the Goldman Sachs Trust, at December 31, 2008, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Goldman Sachs Financial Square Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
February 19, 2009

Goldman Sachs Trust—Financial Square Funds

Fund Expenses — Six Month Period Ended December 31, 2008 (Unaudited)

As a shareholder of FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares or FST Service Shares of the Funds you incur ongoing costs, including management fees; service and/or shareholder administration fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares or FST Service Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2008 through December 31, 2008.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the column heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Federal Fund				Government Fund				Money Market Fund				Prime Obligations Fund
				Expenses				Expenses				Expenses				Expenses
				Paid for				Paid for				Paid for				Paid for
	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the
	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended	Value	Value		ended	Value	Value		ended
Share Class	7/1/08	12/31/08		12/31/08*	7/1/08	12/31/08		12/31/08*	7/1/08	12/31/08		12/31/08*	7/1/08	12/31/08		12/31/08*
FST Shares
Actual	$1,000.00	$1,010.00		$1.05	$1,000.00	$1,009.90		$0.94	$1,000.00	$1,010.80		$0.96	$1,000.00	$1,010.70		$0.98
Hypothetical 5% return	1,000.00	1,024.09	+	1.06	1,000.00	1,024.15	+	0.95	1,000.00	1,024.18	+	0.97	1,000.00	1,024.16	+	0.99

FST Select Shares
Actual	1,000.00	1,009.80		1.22	1,000.00	1,009.80		1.11	1,000.00	1,010.70		1.10	1,000.00	1,010.50		1.10
Hypothetical 5% return	1,000.00	1,023.92	+	1.23	1,000.00	1,024.04	+	1.11	1,000.00	1,024.05	+	1.10	1,000.00	1,024.04	+	1.10

FST Preferred Shares
Actual	1,000.00	1,009.50		1.55	1,000.00	1,009.40		1.47	1,000.00	1,010.30		1.45	1,000.00	1,010.20		1.47
Hypothetical 5% return	1,000.00	1,023.59	+	1.56	1,000.00	1,023.67	+	1.48	1,000.00	1,023.69	+	1.46	1,000.00	1,023.68	+	1.48

FST Capital Shares
Actual	1,000.00	1,009.20		1.84	1,000.00	1,009.20		1.74	1,000.00	1,010.10		1.72	1,000.00	1,009.90		1.73
Hypothetical 5% return	1,000.00	1,023.30	+	1.85	1,000.00	1,023.40	+	1.75	1,000.00	1,023.43	+	1.73	1,000.00	1,023.42	+	1.74

FST Administration Shares
Actual	1,000.00	1,008.70		2.31	1,000.00	1,008.70		2.20	1,000.00	1,009.60		2.25	1,000.00	1,009.40		2.21
Hypothetical 5% return	1,000.00	1,022.84	+	2.32	1,000.00	1,022.95	+	2.21	1,000.00	1,022.90	+	2.26	1,000.00	1,022.94	+	2.22

FST Service Shares
Actual	1,000.00	1,007.40		3.58	1,000.00	1,007.40		3.51	1,000.00	1,008.30		3.46	1,000.00	1,008.10		3.46
Hypothetical 5% return	1,000.00	1,021.57	+	3.60	1,000.00	1,021.64	+	3.53	1,000.00	1,021.69	+	3.48	1,000.00	1,021.69	+	3.49

Fund Expenses — Six Month Period Ended December 31, 2008 (Unaudited) (continued)

	Tax-Free Money Market Fund				Treasury Instruments Fund				Treasury Obligations Fund
				Expenses				Expenses				Expenses
				Paid for				Paid for				Paid for
	Beginning	Ending		the	Beginning	Ending		the	Beginning			the
	Account	Account		6 months	Account	Account		6 months	Account	Ending		6 months
	Value	Value		ended	Value	Value		ended	Value	Account Value		ended
Share Class	7/1/08	12/31/08		12/31/08*	7/1/08	12/31/08		12/31/08*	7/1/08	12/31/08		12/31/08*
FST Shares
Actual	$1,000.00	$1,009.40		$0.90	$1,000.00	$1,006.20		$1.08	$1,000.00	$1,005.40		$1.07
Hypothetical 5% return	1,000.00	1,024.24	+	0.91	1,000.00	1,024.06	+	1.09	1,000.00	1,024.07	+	1.08

FST Select Shares
Actual	1,000.00	1,009.20		1.05	1,000.00	1,006.00		1.23	1,000.00	1,005.20		1.23
Hypothetical 5% return	1,000.00	1,024.10	+	1.05	1,000.00	1,023.91	+	1.24	1,000.00	1,023.91	+	1.24

FST Preferred Shares
Actual	1,000.00	1,008.80		1.40	1,000.00	1,005.70		1.57	1,000.00	1,004.90		1.58
Hypothetical 5% return	1,000.00	1,023.75	+	1.41	1,000.00	1,023.57	+	1.59	1,000.00	1,023.61	+	1.59

FST Capital Shares
Actual	1,000.00	1,008.60		1.68	1,000.00	1,005.40		1.80	1,000.00	1,004.60		1.79
Hypothetical 5% return	1,000.00	1,023.47	+	1.69	1,000.00	1,023.34	+	1.81	1,000.00	1,023.35	+	1.81

FST Administration Shares
Actual	1,000.00	1,008.10		2.15	1,000.00	1,004.90		2.33	1,000.00	1,004.20		2.34
Hypothetical 5% return	1,000.00	1,023.00	+	2.16	1,000.00	1,022.81	+	2.35	1,000.00	1,022.80	+	2.36

FST Service Shares
Actual	1,000.00	1,006.80		3.45	1,000.00	1,003.80		3.45	1,000.00	1,003.20		3.37
Hypothetical 5% return	1,000.00	1,021.70	+	3.47	1,000.00	1,021.69	+	3.48	1,000.00	1,021.77	+	3.40

*	Expenses for each share class are calculated using the Funds’ annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended December 31, 2008. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. The annualized net expense ratios for the period were as follows:

Fund	FST Shares	FST Select Shares	FST Preferred Shares	FST Capital Shares	FST Administration Shares	FST Service Shares

Federal	0.21%	0.24%	0.31%	0.36%	0.46%	0.71%
Government	0.19	0.22	0.29	0.34	0.44	0.69
Money Market	0.19	0.22	0.29	0.34	0.44	0.69
Prime Obligations	0.19	0.22	0.29	0.34	0.44	0.69
Tax-Free Money Market	0.18	0.21	0.28	0.33	0.43	0.68
Treasury Instruments	0.21	0.24	0.31	0.36	0.46	0.69
Treasury Obligations	0.21	0.24	0.31	0.36	0.46	0.67

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

Goldman Sachs Trust—Financial Square Funds

Trustees and Officers (Unaudited)
Independent Trustees

Number of
		Term of		Portfolios in
		Office and		Fund Complex	Other
Name,	Position(s) Held	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	with the Trust	Time Served[2]	During Past 5 Years	Trustee[3]	Held by Trustee[4]

Ashok N. Bakhru Age: 66	Chairman of the Board of Trustees	Since 1991
President, ANB Associates (July 1994-March 1996 and November 1998-Present); Director, Apollo Investment Corporation (a business development company) (October 2008-Present); Executive Vice President—Finance and Administration and Chief Financial Officer and Director, Coty Inc. (manufacturer of fragrances and cosmetics) (April 1996-November 1998); Director of Arkwright Mutual Insurance Company (1984-1999); Trustee of International House of Philadelphia (program center and residential community for students and professional trainees from the United States and foreign countries) (1989-2004); Member of Cornell University Council (1992-2004 and 2006-Present); Trustee of the Walnut Street Theater (1992-2004; Trustee, Scholarship America (1998-2005); Trustee, Institute for Higher Education Policy (2003-Present); Director, Private Equity Investors—III and IV (November 1998-Present), and Equity-Limited Investors II (April 2002-Present); and Chairman, Lenders Service Inc. (provider of mortgage lending services) (2000-2003).

Chairman of the Board of Trustees—Goldman Sachs Mutual Fund Complex.
				95	Apollo Investment Corporation (a business development company)

John P. Coblentz, Jr. Age: 67	Trustee	Since 2003	Partner, Deloitte & Touche LLP (June 1975-May 2003); Director, Emerging Markets Group, Ltd. (2004-2006); and Director, Elderhostel, Inc. (2006-Present). Trustee—Goldman Sachs Mutual Fund Complex.	95	None

Goldman Sachs Trust—Financial Square Funds

Trustees and Officers (Unaudited) (continued)
Independent Trustees

				Number of
		Term of		Portfolios in
		Office and		Fund Complex	Other
Name,	Position(s) Held	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	with the Trust	Time Served[2]	During Past 5 Years	Trustee[3]	Held by Trustee[4]

Diana M. Daniels Age: 59	Trustee	Since 2007	Ms. Daniels is retired (since January 2007). Formerly, she was Vice President, General Counsel and Secretary, The Washington Post Company (1991-2006). Ms. Daniels is Chairman of the Executive Committee, Cornell University (2006-Present); Member, Advisory Board, Psychology Without Borders (international humanitarian aid organization) (since 2007), and former Member of the Legal Advisory Board, New York Stock Exchange (2003-2006) and of the Corporate Advisory Board, Standish Mellon Management Advisors (2006-2007). Trustee—Goldman Sachs Mutual Fund Complex.	95	None

Patrick T. Harker Age: 50	Trustee	Since 2000	President, University of Delaware (July 2007-Present); Dean and Reliance Professor of Operations and Information Management, The Wharton School, University of Pennsylvania (February 2000-June 2007); Interim and Deputy Dean, The Wharton School, University of Pennsylvania (July 1999-January 2000); and Professor and Chairman of Department of Operations and Information Management, The Wharton School, University of Pennsylvania (July 1997-August 2000). Trustee—Goldman Sachs Mutual Fund Complex.	95	None

Goldman Sachs Trust—Financial Square Funds

Trustees and Officers (Unaudited) (continued)
Independent Trustees

				Number of
		Term of		Portfolios in
		Office and		Fund Complex	Other
Name,	Position(s) Held	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	with the Trust	Time Served[2]	During Past 5 Years	Trustee[3]	Held by Trustee[4]

Jessica Palmer Age: 60	Trustee	Since 2007	Consultant, Citigroup Human Resources Department (2007-2008); Managing Director, Citigroup Corporate and Investment Banking (previously, Salomon Smith Barney/Salomon Brothers) (1984-2006). Ms. Palmer is a Member of the Board of Trustees of Indian Mountain School (private elementary and secondary school) (2004-Present). Trustee—Goldman Sachs Mutual Fund Complex.	95	None

Richard P. Strubel Age: 69	Trustee	Since 1987	Director, Cardean Learning Group (provider of educational services via the internet) (2003-2008); President, COO and Director, Cardean Learning Group (1999-2003); Director, Cantilever Technologies, Inc. (a private software company) (1999-2005); Audit Committee Chairman, The University of Chicago (2006-Present); Trustee, The University of Chicago (1987-Present); and Managing Director, Tandem Partners, Inc. (management services firm) (1990-1999). Trustee—Goldman Sachs Mutual Fund Complex.	95	Gildan Activewear Inc. (a clothing marketing and manufacturing company); Northern Mutual Fund Complex (58 Portfolios) (Chairman of the Board of Trustees).

Goldman Sachs Trust—Financial Square Funds

Trustees and Officers (Unaudited) (continued)
Interested Trustees

				Number of
		Term of		Portfolios in
		Office and		Fund Complex	Other
Name,	Position(s) Held	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	with the Trust	Time Served[2]	During Past 5 Years	Trustee[3]	Held by Trustee[4]

James A. McNamara* Age: 46	President and Trustee	Since 2007	Managing Director, Goldman Sachs (December 1998-Present); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998). President—Goldman Sachs Mutual Fund Complex (November 2007-Present); Senior Vice President—Goldman Sachs Mutual Fund Complex (May 2007-November 2007); and Vice President—Goldman Sachs Mutual Fund Complex (2001-2007). Trustee—Goldman Sachs Mutual Fund Complex (November 2007-Present and December 2002-May 2004).	95	None

Alan A. Shuch* Age: 59	Trustee	Since 1990	Advisory Director—GSAM (May 1999-Present); Consultant to GSAM (December 1994-May 1999); and Limited Partner, Goldman Sachs (December 1994-May 1999). Trustee—Goldman Sachs Mutual Fund Complex.	95	None

*	These persons are considered to be “Interested Trustees” because they hold positions with Goldman Sachs and own securities issued by The Goldman Sachs Group, Inc. Each Interested Trustee holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, One New York Plaza, 37th Floor, New York, New York, 10004, Attn: Peter V. Bonanno.
[2]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust; (c) the conclusion of the first Board meeting held subsequent to the day the Trustee attains the age of 72 years (in accordance with the current resolutions of the Board of Trustees, which may be changed by the Trustees without shareholder vote); or (d) the termination of the Trust.
[3]	The Goldman Sachs Mutual Fund Complex consists of the Trust, Goldman Sachs Municipal Opportunity Fund, and Goldman Sachs Variable Insurance Trust. As of December 31, 2008, the Trust consisted of 83 portfolios (of which 82 offer shares to the public), and Goldman Sachs Variable Insurance Trust consisted of 11 portfolios.
[4]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

Additional information about the Trustees is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States of America): 1-800-292-4726.

Goldman Sachs Trust—Financial Square Funds

Trustees and Officers (Unaudited) (continued)
Officers of the Trust*

Term of
Office and
	Position(s) Held	Length of
Name, Address and Age	With the Trust	Time Served[1]	Principal Occupation(s) During Past 5 Years

James A. McNamara 32 Old Slip New York, NY 10005 Age: 46	President and Trustee	Since 2007
Managing Director, Goldman Sachs (December 1998-Present); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).

President—Goldman Sachs Mutual Fund Complex (November 2007-Present); Senior Vice President—Goldman Sachs Mutual Fund Complex (May 2007-November 2007); and Vice President—Goldman Sachs Mutual Fund Complex (2001-2007).

Trustee—Goldman Sachs Mutual Fund Complex (November 2007-Present and December 2002-May 2004).

John M. Perlowski 32 Old Slip New York, NY 10005 Age: 44	Treasurer and Senior Vice President	Since 1997 Since 2007	Managing Director, Goldman Sachs (November 2003-Present) and Vice President, Goldman Sachs (July 1995-November 2003). Treasurer and Senior Vice President—Goldman Sachs Mutual Fund Complex.

Peter V. Bonanno One New York Plaza New York, NY 10004 Age: 41	Secretary	Since 2003
Managing Director, Goldman Sachs (December 2006-Present); Associate General Counsel, Goldman Sachs (2002-Present); Vice President, Goldman Sachs (1999-2006); and Assistant General Counsel, Goldman Sachs (1999-2002).

Secretary—Goldman Sachs Mutual Fund Complex (2006-Present); and Assistant Secretary—Goldman Sachs Mutual Fund Complex (2003-2006).

[1]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
*	Represents a partial list of officers of the Trust. Additional information about all the officers is available in the Funds’ Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-292-4726.

Goldman Sachs Financial Square Funds — Tax Information (Unaudited)

During the year ended December 31, 2008, 99.95% of the distributions from net investment income paid by the Financial Square Tax-Free Money Market Fund were exempt-interest dividends and as such, are not subject to U.S. Federal income tax.

Pursuant to Section 852 of the Internal Revenue Code, the Financial Square Tax-Free Money Market Fund designates $667,137 as capital gain dividends paid during its year ended December 31, 2008.

During the year ended December 31, 2008, 100% of the distributions paid by the Financial Square Federal, Financial Square Government, Financial Square Treasury Instruments Funds and Financial Square Treasury Obligations were designated as either interest-related dividends or short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

During the year ended December 31, 2008, the Financial Square Tax-Free Money Market Fund designates $744,926 as short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-621-2550; and (II) on the Securities and Exchange Commission (“SEC”) Web site at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. Forms N-Q may be obtained upon request and without charge by calling 1-800-621-2550.

The Standardized 7-Day Current Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 7-Day Current Yield may differ slightly from the actual distribution rate of a given portfolio because of the exclusion of distributed capital gains, which are non-recurring.

The Standardized 7-Day Effective Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 7-Day Effective Yield assumes reinvestment of dividends for one year.

The 30-Day Current Yield is calculated in accordance with securities industry regulations and does not include capital gains. The Standardized 30-Day Current Yield may differ slightly from the actual distribution rate of a given portfolio because of the exclusion of distributed capital gains, which are non-recurring.

Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Fund’s entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

This material is not authorized for distribution unless preceded or accompanied by a current prospectus. Investors should consider a fund’s objectives, risks, and charges and expenses, and read the prospectus carefully before investing or sending money. The prospectus contains this and other information about the Funds.

Goldman, Sachs & Co. is the distributor of the Goldman Sachs Funds.

Copyright 2009 Goldman, Sachs & Co. All rights reserved. 09-19056.MF / 253K / 02-09

TRUSTEES
Ashok N. Bakhru, Chairman
John P. Coblentz, Jr.
Diana M. Daniels
Patrick T. Harker
James A. McNamara
Jessica Palmer
Alan A. Shuch
Richard P. Strubel

OFFICERS
James A. McNamara, President
John M. Perlowski, Senior Vice President and Treasurer
Peter V. Bonanno, Secretary

GOLDMAN, SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT, L.P.
Investment Adviser

FSQ/AR 12/08	Goldman Sachs Funds 32 Old Slip New York, NY 10005

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d)	A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John P. Coblentz, Jr. is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees billed by all of the Funds of the Goldman Sachs Trust and includes the Goldman Sachs Funds to which this certified shareholder report relates.

	2008	2007	Description of Services Rendered
Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$2,137,976	$1,995,700	Financial Statement audits. For 2008, $ 706,116 represents audit fees borne by the Funds’ adviser in relation to fees incurred as a result of fiscal year end changes.

Audit-Related Fees:

• PwC	$70,222	$249,000	Other attest services

Tax Fees:

• PwC	$661,500	$511,900	Tax compliance services provided in connection with the preparation and review of the Registrant’s tax returns. For 2008, $71,161 represents fees borne by the Funds’ adviser in relation to fees incurred as a result of fiscal year end changes.

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs Trust’s service affiliates * that were pre-approved by the Audit Committee of the Goldman Sachs Trust pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2008	2007	Description of Services Rendered

Audit-Related Fees:

• PwC	$1,259,000	$937,000	Internal control review performed in accordance with Statement on Auditing Standards No. 70. These fees are borne by the Funds’ Adviser.

All Other Fees:

• PwC	$50,000	$199,500	Services provided for the review of documentation and filings in reference to share class and Fund commencements, Fund reorganizations and additional due diligence assessments. The 2008 fees represent amounts borne by the Funds’ adviser.

*	These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Trust (“GST”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

     De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

     Pre-Approval of Non-Audit Services Provided to GST’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST, the Audit Committee will pre-approve those non-audit services provided to GST’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST) where the engagement relates directly to the operations or financial reporting of GST.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GST’s service affiliates listed in Table 2 were approved by GST’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GST by PricewaterhouseCoopers LLP for the twelve months ended December 31, 2008 and December 31, 2007 were approximately $731,722 and $760,900 respectively. The aggregate non-audit fees billed to GST’s adviser and service affiliates by PricewaterhouseCoopers LLP for non-audit services for the twelve months ended December 31, 2008 and December 31, 2007 were approximately $5.3 million and $5.3 million respectively. With regard to the aggregate non-audit fees billed to GST’s adviser and service affiliates, the 2006 and 2007 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST’s operations or financial reporting.

Item 4(h) — GST’s Audit Committee has considered whether the provision of non-audit services to GST’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant’s Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	February 27, 2009

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	February 27, 2009